UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2015

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of Portfolio Holdings

July 31, 2015

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.5%)

COMMON STOCKS—98.5%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.6%
3,143,849	Boeing Co.	$453,249

AUTOMOBILES—1.3%
1,300,497	Tesla Motors Inc.*	346,127

BANKS—1.0%
4,640,416	Citigroup Inc.	271,279

BEVERAGES—0.7%
1,253,669	Monster Beverage Corp.*	192,501

BIOTECHNOLOGY—8.2%
2,250,587	Alexion Pharmaceuticals Inc.*	444,356
1,557,108	Biogen Inc.*	496,375
3,626,598	Celgene Corp.*	475,991
2,778,731	Gilead Sciences Inc.	327,501
856,466	Incyte Corp.*	89,312
BIOTECHNOLOGY—Continued
602,528	Regeneron Pharmaceuticals Inc.*	333,596
658,089	Vertex Pharmaceuticals Inc.*	88,842

		2,255,973

CAPITAL MARKETS—1.0%
7,248,723	Morgan Stanley	281,540

CHEMICALS—1.8%
3,282,725	Monsanto Co.	334,477
576,441	Sherwin-Williams Co.	160,112

		494,589

COMMUNICATIONS EQUIPMENT—0.3%
444,773	Palo Alto Networks Inc.*	82,652

DIVERSIFIED FINANCIAL SERVICES—0.9%
2,507,507	McGraw Hill Financial Inc.	255,139

ENERGY EQUIPMENT & SERVICES—0.6%
2,068,889	Schlumberger Ltd.	171,345

FOOD & STAPLES RETAILING—2.7%
2,827,945	Costco Wholesale Corp.	410,901
8,585,023	Kroger Co.	336,876

		747,777

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
9,303,435	Abbott Laboratories	471,591

HOTELS, RESTAURANTS & LEISURE—4.7%
465,226	Chipotle Mexican Grill Inc.*	345,305
5,126,053	Marriott International Inc.	372,203
10,109,253	Starbucks Corp.	585,629

		1,303,137

INTERNET & CATALOG RETAIL—9.5%
2,144,621	Amazon.com Inc.*	1,149,838
8,601,521	JD.com Inc. ADR (CHN)*,1	284,108
5,462,015	Netflix Inc.*	624,363
369,798	Priceline Group Inc.*	459,870
1,515,908	TripAdvisor Inc.*	120,333

		2,638,512

INTERNET SOFTWARE & SERVICES—12.5%
3,432,967	Alibaba Group Holding Ltd. ADR (CHN)*,1	268,938
11,108,954	Facebook Inc.*	1,044,353
924,073	Google Inc. Class A*	607,578
970,186	Google Inc. Class C*	606,958
2,008,500	LinkedIn Corp.*	408,248
22,524,516	Tencent Holdings Ltd. (CHN)	418,776
3,231,471	Twitter Inc.*	100,208

		3,455,059

IT SERVICES—7.5%
2,073,323	FleetCor Technologies Inc.*	320,992
9,488,917	MasterCard Inc.	924,221
11,056,109	Visa Inc.	832,967

		2,078,180

LIFE SCIENCES TOOLS & SERVICES—1.7%
2,139,540	Illumina Inc.*	469,201

MEDIA—3.5%
3,592,114	Time Warner Inc.	316,250
5,335,105	Walt Disney Co.	640,212

		956,462

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
MULTILINE RETAIL—1.2%
3,984,103	Dollar General Corp.	$320,202

OIL, GAS & CONSUMABLE FUELS—1.0%
2,620,441	Concho Resources Inc.*	279,234

PHARMACEUTICALS—7.3%
1,660,207	Allergan plc*	549,778
6,815,826	Bristol-Myers Squibb Co.	447,391
7,369,341	Novo Nordisk AS ADR (DEN)[1]	434,496
2,147,252	Shire plc ADR (IE)[1]	572,908

		2,004,573

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
3,116,612	American Tower Corp.	296,421

ROAD & RAIL—0.9%
1,549,928	Canadian Pacific Railway Ltd. (CAN)	249,306

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
5,549,506	ARM Holdings plc ADR (UK)[1]	261,049
2,332,799	NXP Semiconductors NV (NET)*	226,258

		487,307

SOFTWARE—8.4%
5,779,257	Adobe Systems Inc.*	473,841
3,629,494	FireEye Inc.*	161,476
4,964,829	Red Hat Inc.*	392,619
7,405,954	Salesforce.com Inc.*	542,857
4,035,392	Splunk Inc.*	282,235
1,979,930	VMware Inc.*	176,471
3,610,099	Workday Inc.*	304,440

		2,333,939

SPECIALTY RETAIL—5.0%
13,464,539	Inditex SA (SP)	461,673
1,491,925	O’Reilly Automotive Inc.*	358,524
SPECIALTY RETAIL—Continued
2,423,196	Tiffany & Co.	231,900
4,588,099	TJX Companies Inc.	320,341

		1,372,438

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.5%
12,641,176	Apple Inc.	1,533,375

TEXTILES, APPAREL & LUXURY GOODS—5.1%
4,099,128	Luxottica Group SpA (IT)	297,256
6,293,790	NIKE Inc.	725,171
4,034,927	Under Armour Inc.*	400,789

		1,423,216

TOTAL COMMON STOCKS (Cost $16,301,053)		27,224,324

SHORT-TERM INVESTMENTS—2.0%
(Cost $557,291)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$557,291	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $568,440)	557,291

TOTAL INVESTMENTS—100.5% (Cost $16,858,344)		27,781,615

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(130,575)

TOTAL NET ASSETS—100.0%		$27,651,040

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$453,249	$—	$—	$453,249
Automobiles	346,127	—	—	346,127
Banks	271,279	—	—	271,279
Beverages	192,501	—	—	192,501
Biotechnology	2,255,973	—	—	2,255,973
Capital Markets	281,540	—	—	281,540
Chemicals	494,589	—	—	494,589
Communications Equipment	82,652	—	—	82,652
Diversified Financial Services	255,139	—	—	255,139
Energy Equipment & Services	171,345	—	—	171,345
Food & Staples Retailing	747,777	—	—	747,777
Health Care Equipment & Supplies	471,591	—	—	471,591
Hotels, Restaurants & Leisure	1,303,137	—	—	1,303,137
Internet & Catalog Retail	2,638,512	—	—	2,638,512
Internet Software & Services	3,036,283	418,776	—	3,455,059
IT Services	2,078,180	—	—	2,078,180
Life Sciences Tools & Services	469,201	—	—	469,201
Media	956,462	—	—	956,462
Multiline Retail	320,202	—	—	320,202
Oil, Gas & Consumable Fuels	279,234	—	—	279,234

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Pharmaceuticals	$2,004,573	$—	$—	$2,004,573
Real Estate Investment Trusts (REITs)	296,421	—	—	296,421
Road & Rail	249,306	—	—	249,306
Semiconductors & Semiconductor Equipment	487,307	—	—	487,307
Software	2,333,939	—	—	2,333,939
Specialty Retail	910,765	461,673	—	1,372,438
Technology Hardware, Storage & Peripherals	1,533,375	—	—	1,533,375
Textiles, Apparel & Luxury Goods	1,125,960	297,256	—	1,423,216
Short-Term Investments
Repurchase Agreements	—	557,291	—	557,291

Total Investments in Securities	$26,046,619	$1,734,996	$—	$27,781,615

There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CAN	Canada.

CHN	China.

DEN	Denmark.

IE	Ireland.

IT	Italy.

NET	Netherlands.

SP	Spain.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 5.2%)

COMMON STOCKS—94.8%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.3%
350,525	DigitalGlobe Inc.*	$7,424
236,816	Textron Inc.	10,349

		17,773

AUTOMOBILES—1.8%
50,716	Tesla Motors Inc.*	13,498

BEVERAGES—2.5%
124,898	Monster Beverage Corp.*	19,178

BIOTECHNOLOGY—2.7%
33,867	Alnylam Pharmaceuticals Inc.*	4,315
49,011	Incyte Corp.*	5,111
59,909	Isis Pharmaceuticals Inc.*	3,291
14,424	Regeneron Pharmaceuticals Inc.*	7,986

		20,703

BUILDING PRODUCTS—1.7%
266,750	Fortune Brands Home & Security Inc.	12,737

CAPITAL MARKETS—2.7%
149,085	Julius Baer Group Ltd. (SWS)*	8,248
162,206	Northern Trust Corp.	12,407

		20,655

CHEMICALS—1.3%
378,916	Platform Specialty Products Corp.*	8,817
56,537	Platform Specialty Products Corp. PIPE*,1	1,316

		10,133

COMMUNICATIONS EQUIPMENT—1.7%
152,814	Arista Networks Inc.*	12,908

CONSTRUCTION & ENGINEERING—1.6%
388,626	AECOM*	11,981

CONSTRUCTION MATERIALS—1.0%
46,727	Martin Marietta Materials Inc.	7,328

ELECTRICAL EQUIPMENT—3.1%
42,221	Acuity Brands Inc.	8,494
190,094	AMETEK Inc.	10,085
144,521	Generac Holdings Inc.*	5,068

		23,647

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
293,521	CDW Corp.	10,546
193,790	Cognex Corp.	8,773

		19,319

FOOD & STAPLES RETAILING—1.1%
221,374	Whole Foods Market Inc.	8,058

FOOD PRODUCTS—2.1%
771,582	Nomad Foods Ltd. (VG)*	16,006

HEALTH CARE EQUIPMENT & SUPPLIES—12.2%
82,995	Becton Dickinson and Co.	12,628
684,552	Boston Scientific Corp.*	11,870
201,719	DexCom Inc.*	17,076
109,464	HeartWare International Inc.*	9,929
215,650	Hologic Inc.*	8,984
316,704	Insulet Corp.*	10,733
40,325	Intuitive Surgical Inc.*	21,500

		92,720

HEALTH CARE PROVIDERS & SERVICES—1.2%
202,266	Envision Healthcare Holdings Inc.*	9,062

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE TECHNOLOGY—4.4%
50,452	Athenahealth Inc.*	$7,061
194,096	Cerner Corp.*	13,921
457,623	Veeva Systems Inc.*	12,319

		33,301

HOTELS, RESTAURANTS & LEISURE—9.3%
33,542	Chipotle Mexican Grill Inc.*	24,896
488,940	Diamond Resorts International Inc.*	15,323
324,442	Hilton Worldwide Holdings Inc.*	8,711
58,213	Panera Bread Co.*	11,883
123,901	Wyndham Worldwide Corp.	10,224

		71,037

HOUSEHOLD DURABLES—3.9%
184,953	GoPro Inc.*	11,486
95,053	Harman International Industries Inc.	10,233
43,991	Whirlpool Corp.	7,819

		29,538

INTERNET SOFTWARE & SERVICES—5.9%
149,734	Akamai Technologies Inc.*	11,486
20,000	Apigee Corp.*	161
69,875	CoStar Group Inc.*	14,065
18,100	New Relic Inc.*	630
158,357	Shutterstock Inc.*	8,461
120,491	Zillow Group Inc.*	9,820

		44,623

LIFE SCIENCES TOOLS & SERVICES—0.9%
30,643	Illumina Inc.*	6,720

MACHINERY—0.6%
36,100	Middleby Corp.*	4,430

MEDIA—1.6%
325,915	IMAX Corp. (CAN)*	12,193

OIL, GAS & CONSUMABLE FUELS—1.3%
49,738	Diamondback Energy Inc.*	3,347
58,095	Energen Corp.	3,207
7,600	Newfield Exploration Co.*	249
25,950	Pioneer Natural Resources Co.	3,290

		10,093

PHARMACEUTICALS—5.7%
43,607	Allergan plc (IE)*	14,440
129,300	Eisai Co. Ltd. (JP)	8,439
216,247	Mylan NV (NET)*	12,108
72,300	Ono Pharmaceutical Co. Ltd. (JP)	8,710

		43,697

PROFESSIONAL SERVICES—0.9%
140,500	Nielsen NV	6,809

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.3%
34,313	Equinix Inc.	9,570

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
276,185	CBRE Group Inc.*	10,487

ROAD & RAIL—2.6%
88,827	Kansas City Southern	8,811
154,286	Landstar System Inc.	11,113

		19,924

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.7%
75,272	First Solar Inc.*	3,335
86,661	NXP Semiconductors NV (NET)*	8,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
319,300	Sumco Corp. (JP)	3,188
242,751	SunEdison Inc.*	5,651

		20,579

SOFTWARE—6.0%
147,287	Mobileye NV (NET)*	8,852
103,665	ServiceNow Inc.*	8,345
115,700	SS&C Technologies Holdings Inc.	7,871
57,071	Tyler Technologies Inc.*	7,964
149,847	Workday Inc.*	12,636

		45,668

SPECIALTY RETAIL—1.7%
76,029	Advance Auto Parts Inc.	13,245

TEXTILES, APPAREL & LUXURY GOODS—2.3%
356,418	Kate Spade & Co.*	7,171
3,277,230	Samsonite International SA (HK)	10,687

		17,858

TRADING COMPANIES & DISTRIBUTORS—0.8%
159,225	HD Supply Holdings Inc.*	5,700

TOTAL COMMON STOCKS (Cost $610,903)		721,178

SHORT-TERM INVESTMENTS—5.3%
(Cost $40,297)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$40,297	Repurchase Agreement with Bank of America dated July 31, 2015 due August 03, 2015 at 0.120% collateralized by U.S. Treasury Notes (market value $41,020)	40,297

TOTAL INVESTMENTS—100.1% (Cost $651,200)		761,475

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(908)

TOTAL NET ASSETS—100.0%		$760,567

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$17,773	$—	$—	$17,773
Automobiles	13,498	—	—	13,498
Beverages	19,178	—	—	19,178
Biotechnology	20,703	—	—	20,703
Building Products	12,737	—	—	12,737
Capital Markets	12,407	8,248	—	20,655
Chemicals	8,817	1,316	—	10,133
Communications Equipment	12,908	—	—	12,908
Construction & Engineering	11,981	—	—	11,981
Construction Materials	7,328	—	—	7,328
Electrical Equipment	23,647	—	—	23,647
Electronic Equipment, Instruments & Components	19,319	—	—	19,319
Food & Staples Retailing	8,058	—	—	8,058
Food Products	—	16,006	—	16,006
Health Care Equipment & Supplies	92,720	—	—	92,720
Health Care Providers & Services	9,062	—	—	9,062
Health Care Technology	33,301	—	—	33,301
Hotels, Restaurants & Leisure	71,037	—	—	71,037
Household Durables	29,538	—	—	29,538
Internet Software & Services	44,623	—	—	44,623
Life Sciences Tools & Services	6,720	—	—	6,720
Machinery	4,430	—	—	4,430
Media	12,193	—	—	12,193
Oil, Gas & Consumable Fuels	10,093	—	—	10,093
Pharmaceuticals	26,548	17,149	—	43,697
Professional Services	6,809	—	—	6,809
Real Estate Investment Trusts (REITs)	9,570	—	—	9,570
Real Estate Management & Development	10,487	—	—	10,487
Road & Rail	19,924	—	—	19,924
Semiconductors & Semiconductor Equipment	17,391	3,188	—	20,579
Software	45,668	—	—	45,668
Specialty Retail	13,245	—	—	13,245
Textiles, Apparel & Luxury Goods	7,171	10,687	—	17,858
Trading Companies & Distributors	5,700	—	—	5,700
Short-Term Investments
Repurchase Agreements	—	40,297	—	40,297

Total Investments in Securities	$664,584	$96,891	$—	$761,475

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2015.

Valuation Description	Balance Beginning at 11/01/2014 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)		Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2015 (000s)
Common Stocks
Communications Equipment	$—	$7,341	$(5,468)	$—	$2,957	$5,341	$5,835	[h]	$(16,006)[i]	$—
Rights/Warrants
Communications Equipment	—	—	(4)	—	—	(807)	811	[h]	—	—

	$—	$7,341	$(5,472)	$—	$2,957	$4,534	$6,646		$(16,006)	$—

There were no transfers between Levels 1 and 2 during the period.

6

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	PIPE after the name of a security stands for Private Investment in Public Equity and there are some restrictions on reselling this security within a certain period.

h	Transferred from Level 2 to Level 3 due to unavailability of observable market data for pricing input.

i	Transferred from Level 3 to Level 2 due to availability of observable market data for pricing input.

CAN	Canada.

HK	Hong Kong.

IE	Ireland.

JP	Japan.

NET	Netherlands.

SWS	Switzerland.

VG	Virgin Islands.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.9%)

COMMON STOCKS—98.1%

Shares		Value (000s)
AEROSPACE & DEFENSE—3.0%
189,380	Hexcel Corp.	$9,827
362,885	TASER International Inc.*	9,878

		19,705

AIR FREIGHT & LOGISTICS—1.3%
194,636	XPO Logistics Inc.*	8,438

BANKS—1.5%
223,550	East West Bancorp Inc.	10,006

BIOTECHNOLOGY—13.8%
347,352	AMAG Pharmaceuticals Inc.*	22,196
982,310	ARIAD Pharmaceuticals Inc.*	8,015
371,252	ChemoCentryx Inc.*	3,059
394,147	Dyax Corp.*	9,700
351,572	Dynavax Technologies Corp.*	10,340
763,577	Merrimack Pharmaceuticals Inc.*	7,712
93,275	Neurocrine Biosciences Inc.*	4,675
171,458	Prothena Corp. plc (IE)*	11,311
208,710	PTC Therapeutics Inc.*	10,688
38,860	Puma Biotechnology Inc.*	3,521

		91,217

BUILDING PRODUCTS—1.7%
153,514	Caesarstone Sdot-Yam Ltd. (IL)	11,013

CAPITAL MARKETS—2.7%
966,860	BGC Partners Inc.	9,524
158,110	Stifel Financial Corp.*	8,688

		18,212

CHEMICALS—2.4%
322,470	Chemtura Corp.*	8,845
205,473	PolyOne Corp.	7,042

		15,887

COMMERCIAL SERVICES & SUPPLIES—1.4%
533,372	Steelcase Inc.	9,521

COMMUNICATIONS EQUIPMENT—0.7%
283,737	Finisar Corp.*	4,940

DIVERSIFIED CONSUMER SERVICES—2.4%
171,210	Bright Horizons Family Solutions Inc.*	10,314
133,100	Sotheby’s	5,567

		15,881

ELECTRICAL EQUIPMENT—1.1%
172,001	Power Solutions International Inc.*	7,135

HEALTH CARE EQUIPMENT & SUPPLIES—6.3%
51,010	Integra LifeSciences Holdings Corp.*	3,271
291,863	Masimo Corp.*	12,165
206,696	STERIS Corp.	14,289
336,110	Tandem Diabetes Care Inc.*	4,218
288,506	Wright Medical Group Inc.*	7,455

		41,398

HEALTH CARE PROVIDERS & SERVICES—2.4%
239,928	Team Health Holdings Inc.*	16,174

HOTELS, RESTAURANTS & LEISURE—5.8%
378,160	Bloomin’ Brands Inc.	8,807
185,794	Dave & Buster’s Entertainment Inc.*	7,209
255,950	Del Frisco’s Restaurant Group Inc.*	4,083
122,860	Papa John’s International Inc.	9,283
82,470	Vail Resorts Inc.	9,046

		38,428

8

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HOUSEHOLD DURABLES—1.1%
279,660	Installed Building Products Inc.*	$7,598

INSURANCE—1.4%
504,380	CNO Financial Group Inc.	8,998

INTERNET SOFTWARE & SERVICES—3.2%
49,762	CoStar Group Inc.*	10,016
244,193	Gogo Inc.*	4,452
217,610	HomeAway Inc.*	6,537

		21,005

IT SERVICES—1.0%
64,573	WEX Inc.*	6,589

LEISURE PRODUCTS—1.7%
210,304	Brunswick Corp.	11,165

LIFE SCIENCES TOOLS & SERVICES—4.1%
340,840	Bruker Corp.*	7,175
245,459	ICON plc (IE)*	19,833

		27,008

MARINE—1.0%
161,330	Matson Inc.	6,682

MEDIA—1.4%
238,002	Starz*	9,627

OIL, GAS & CONSUMABLE FUELS—3.0%
446,682	Navigator Holdings Ltd. (UK)*	7,643
127,070	Tesoro Corp.	12,369

		20,012

PHARMACEUTICALS—3.4%
886,966	Cardiome Pharma Corp. (CAN)*	8,045
217,760	Pacira Pharmaceuticals Inc.*	14,463

		22,508

PROFESSIONAL SERVICES—3.3%
127,368	CEB Inc.	9,746
155,119	Huron Consulting Group Inc.*	11,862

		21,608

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.8%
77,214	National Health Investors Inc.	5,038

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.6%
280,605	Alexander & Baldwin Inc.	10,593

ROAD & RAIL—1.3%
123,025	Genesee & Wyoming Inc.*	8,762

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.5%
388,134	Advanced Energy Industries Inc.*	10,165
83,832	Cavium Inc.*	5,684
144,350	Cirrus Logic Inc.*	4,765
181,724	Monolithic Power Systems Inc.	9,397

		30,011

SOFTWARE—8.7%
206,534	BroadSoft Inc.*	7,212
175,870	CommVault Systems Inc.*	6,590
410,150	Fortinet Inc.*	19,580
214,850	Qlik Technologies Inc.*	8,693
38,500	Rapid7 Inc.*	885
48,754	Ultimate Software Group Inc.*	8,981
258,889	Zendesk Inc.*	5,341

		57,282

SPECIALTY RETAIL—5.3%
122,810	Five Below Inc.*	4,528
88,860	Lithia Motors Inc.	10,636
224,805	Rent-A-Center Inc.	6,022
139,220	Restoration Hardware Holdings Inc.*	14,125

		35,311

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
219,320	Electronics For Imaging Inc.*	10,023
29,089	Super Micro Computer Inc.*	776

		10,799

TRADING COMPANIES & DISTRIBUTORS—3.2%
267,349	Rush Enterprises Inc.*	6,815
109,790	Watsco Inc.	14,079

		20,894

TOTAL COMMON STOCKS (Cost $491,750)		649,445

SHORT-TERM INVESTMENTS—2.6%
(Cost $17,162)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$17,162	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $17,509)	17,162

TOTAL INVESTMENTS—100.7% (Cost $508,912)		666,607

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.7)%		(4,950)

TOTAL NET ASSETS—100.0%		$661,657

9

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $17,162 are classified as Level 2. All other holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

CAN	Canada.

IE	Ireland.

IL	Israel.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.1%)

COMMON STOCKS—97.9%

Shares		Value (000s)
AEROSPACE & DEFENSE—1.3%
99,428	DigitalGlobe Inc.*	$2,106

AIR FREIGHT & LOGISTICS—1.3%
20,881	Hub Group Inc.*	880
28,643	Park-Ohio Holdings Corp.	1,286

		2,166

AUTO COMPONENTS—1.7%
84,820	Fox Factory Holding Corp.*	1,347
48,663	Motorcar Parts of America Inc.*	1,442

		2,789

BIOTECHNOLOGY—1.7%
183,831	ARIAD Pharmaceuticals Inc.*	1,500
18,142	BioSpecifics Technologies Corp.*	1,247

		2,747

BUILDING PRODUCTS—1.9%
31,501	Caesarstone Sdot-Yam Ltd. (IL)	2,260
10,954	Nortek Inc.*	894

		3,154

CAPITAL MARKETS—0.8%
30,390	Financial Engines Inc.	1,394

COMMERCIAL SERVICES & SUPPLIES—4.1%
47,559	Healthcare Services Group Inc.	1,660
330,999	InnerWorkings Inc.*	2,483
66,556	Mobile Mini Inc.	2,471

		6,614

COMMUNICATIONS EQUIPMENT—2.5%
67,436	Finisar Corp.*	1,174
134,369	Ixia*	1,773
93,002	Ruckus Wireless Inc.*	1,147

		4,094

CONSUMER FINANCE—1.1%
43,516	Encore Capital Group Inc.*	1,872

DIVERSIFIED CONSUMER SERVICES—0.2%
49,212	Chegg Inc.*	409

DIVERSIFIED FINANCIAL SERVICES—0.8%
100,581	On Deck Capital Inc.*	1,345

DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
170,401	Iridium Communications Inc.*	1,264

ELECTRICAL EQUIPMENT—0.4%
17,224	Power Solutions International Inc.*	714

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.7%
25,897	FARO Technologies Inc.*	1,137
23,417	OSI Systems Inc.*	1,643

		2,780

FOOD & STAPLES RETAILING—0.6%
19,978	United Natural Foods Inc.*	910

HEALTH CARE EQUIPMENT & SUPPLIES—9.2%
183,883	Accuray Inc.*	1,173
477,898	Cerus Corp.*	2,595
34,088	Cyberonics Inc.*	2,093
49,426	Cynosure Inc.*	1,918
16,015	ICU Medical Inc.*	1,600
77,038	Merit Medical Systems Inc.*	1,969

11

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
192,869	Novadaq Technologies Inc. (CAN)*	$2,212
56,421	Wright Medical Group Inc.*	1,458

		15,018

HEALTH CARE PROVIDERS & SERVICES—3.2%
119,178	Cross Country Healthcare Inc.*	1,439
80,416	ExamWorks Group Inc.*	2,821
31,780	Teladoc Inc.*	1,003

		5,263

HEALTH CARE TECHNOLOGY—2.5%
61,073	Evolent Health Inc.*	1,303
116,981	HMS Holdings Corp.*	1,348
113,414	Vocera Communications Inc.*	1,406

		4,057

HOTELS, RESTAURANTS & LEISURE—8.2%
138,172	Belmond Ltd. (BM)*	1,673
19,979	Churchill Downs Inc.	2,698
79,367	ClubCorp Holdings Inc.	1,851
44,469	Dave & Buster’s Entertainment Inc.*	1,726
86,689	Del Frisco’s Restaurant Group Inc.*	1,383
63,986	La Quinta Holdings Inc.*	1,358
52,404	Papa Murphy’s Holdings Inc.*	1,011
84,268	Penn National Gaming Inc.*	1,608

		13,308

HOUSEHOLD DURABLES—1.0%
79,419	Century Communities Inc.*	1,604

INSURANCE—1.0%
70,997	National General Holdings Corp.	1,625

INTERNET & CATALOG RETAIL—1.8%
243,457	EVINE Live Inc.*	533
53,961	Shutterfly Inc.*	2,334

		2,867

INTERNET SOFTWARE & SERVICES—8.4%
172,928	Gogo Inc.*	3,153
54,168	HomeAway Inc.*	1,627
17,703	LogMeIn Inc.*	1,303
177,717	MaxPoint Interactive Inc.*	1,576
94,929	RetailMeNot Inc.*	1,438
46,663	Textura Corp.*	1,353
74,423	WebMD Health Corp.*	3,243

		13,693

IT SERVICES—6.1%
55,120	Blackhawk Network Holdings Inc.*	2,532
47,616	ExlService Holdings Inc.*	1,846
44,292	InterXion Holding NV (NET)*	1,223
83,502	Perficient Inc.*	1,355
98,920	WNS Holdings Ltd. ADR (IND)*,1	2,949

		9,905

LEISURE PRODUCTS—1.6%
48,274	Arctic Cat Inc.	1,381
62,383	Malibu Boats Inc.*	1,205

		2,586

LIFE SCIENCES TOOLS & SERVICES—0.6%
46,242	Fluidigm Corp.*	926

MACHINERY—3.2%
47,670	Barnes Group Inc.	1,856
MACHINERY—Continued
27,843	CIRCOR International Inc.	1,332
60,277	Milacron Holdings Corp.*	1,047
112,030	Mueller Water Products Inc.	1,000

		5,235

MEDIA—2.3%
61,851	Global Eagle Entertainment Inc.*	768
116,067	MDC Partners Inc. (CAN)	2,046
64,801	National CineMedia Inc.	1,005

		3,819

MULTILINE RETAIL—1.5%
49,448	Fred’s Inc.	892
166,333	Tuesday Morning Corp.*	1,560

		2,452

PHARMACEUTICALS—5.0%
199,185	IGI Laboratories Inc.*	1,753
53,392	Medicines Co.*	1,676
26,220	Pacira Pharmaceuticals Inc.*	1,741
379,660	Pernix Therapeutics Holdings Inc.*	1,891
88,069	POZEN Inc.*	1,022

		8,083

PROFESSIONAL SERVICES—6.7%
26,279	CEB Inc.	2,011
33,125	Kforce Inc.	774
75,554	Korn/Ferry International	2,530
57,375	On Assignment Inc.*	2,199
69,939	WageWorks Inc.*	3,493

		11,007

ROAD & RAIL—0.7%
32,933	ArcBest Corp.	1,088

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.1%
318,976	MaxLinear Inc.*	3,470

SOFTWARE—7.7%
112,292	Callidus Software Inc.*	1,864
18,030	Fleetmatics Group plc (IE)*	863
35,079	Gigamon Inc.*	943
33,537	Infoblox Inc.*	788
49,225	Qlik Technologies Inc.*	1,992
85,189	Synchronoss Technologies Inc.*	4,072
93,868	TiVo Inc.*	935
55,289	VASCO Data Security International Inc.*	1,127

		12,584

SPECIALTY RETAIL—1.7%
88,007	Francesca’s Holdings Corp.*	1,070
34,427	Lumber Liquidators Holdings Inc.*	665
47,835	Party City Holdco Inc.*	986

		2,721

THRIFTS & MORTGAGE FINANCE—0.8%
15,601	LendingTree Inc.*	1,294

TRADING COMPANIES & DISTRIBUTORS—1.7%
105,895	H&E Equipment Services Inc.	1,900
32,429	Rush Enterprises Inc.*	826

		2,726

TOTAL COMMON STOCKS (Cost $156,947)		159,689

12

Harbor Small Cap Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—2.7%
(Cost $4,323)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$4,323	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $4,412)	$4,323

TOTAL INVESTMENTS—100.6% (Cost $161,270)		164,012

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(1,042)

TOTAL NET ASSETS—100.0%		$162,970

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $4,323 are classified as Level 2. All other holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

BM	Bermuda.

CAN	Canada.

IE	Ireland.

IL	Israel.

IND	India.

NET	Netherlands.

The accompanying notes are an integral part of the Portfolio of Investments.

13

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.2%)

COMMON STOCKS—97.8%

Shares		Value (000s)
AEROSPACE & DEFENSE—3.0%
57,000	General Dynamics Corp.	$8,499

BANKS—15.3%
825,604	Banco Santander SA ADR (SP)[1]	5,622
430,000	Bank of America Corp.	7,689
20,820	BOK Financial Corp.	1,384
42,600	Cullen/Frost Bankers Inc.	3,086
103,000	First Republic Bank	6,570
114,000	JPMorgan Chase & Co.	7,813
45,300	M&T Bank Corp.	5,941
809,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	5,930

		44,035

BEVERAGES—2.0%
51,100	Diageo plc ADR (UK)[1]	5,739

BIOTECHNOLOGY—0.6%
52,582	Baxalta Inc.	1,726

CHEMICALS—3.9%
130,000	Dow Chemical Co.	6,118
43,600	Ecolab Inc.	5,049

		11,167

CONSTRUCTION MATERIALS—2.7%
49,000	Martin Marietta Materials Inc.	7,684

ELECTRIC UTILITIES—2.3%
191,800	ITC Holdings Corp.	6,479

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
138,000	TE Connectivity Ltd. (SWS)	8,407

ENERGY EQUIPMENT & SERVICES—1.9%
133,000	Halliburton Co.	5,558

FOOD & STAPLES RETAILING—3.6%
106,700	Walgreens Boots Alliance Inc.	10,310

FOOD PRODUCTS—4.1%
49,600	Hershey Co.	4,608
159,100	Mondelez International Inc.	7,180

		11,788

GAS UTILITIES—1.9%
99,000	National Fuel Gas Co.	5,353

HEALTH CARE EQUIPMENT & SUPPLIES—5.3%
149,441	Baxter International Inc.	5,990
116,600	Medtronic plc (IE)	9,140

		15,130

HOUSEHOLD DURABLES—3.3%
181,700	Lennar Corp.	9,637

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.9%
417,151	AES Corp.	5,340

INDUSTRIAL CONGLOMERATES—2.2%
245,000	General Electric Co.	6,394

IT SERVICES—1.7%
126,700	PayPal Holdings Inc.*	4,903

MACHINERY—5.9%
55,800	Deere & Co.	5,277
71,200	Illinois Tool Works Inc.	6,370
145,000	Oshkosh Corp.	5,299

		16,946

MEDIA—3.3%
107,800	Time Warner Inc.	9,491

OIL, GAS & CONSUMABLE FUELS—4.4%
100,900	Phillips 66	8,022
36,800	Pioneer Natural Resources Co.	4,665

		12,687

PERSONAL PRODUCTS—4.3%
190,000	Coty Inc.*	5,079
164,300	Unilever NV (NET)	7,365

		12,444

PHARMACEUTICALS—5.6%
126,000	AbbVie Inc.	8,821
70,900	Novartis AG ADR (SWS)[1]	7,356

		16,177

14

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.2%
128,600	Texas Instruments Inc.	$6,427

SOFTWARE—7.9%
101,400	Adobe Systems Inc.*	8,314
168,400	Microsoft Corp.	7,864
160,000	Oracle Corp.	6,390

		22,568

SPECIALTY RETAIL—3.4%
82,600	Home Depot Inc.	9,667

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
230,700	EMC Corp.	6,204

TOTAL COMMON STOCKS (Cost $214,604)		280,760

SHORT-TERM INVESTMENTS—2.5%
(Cost $7,234)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$7,234	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $7,381)	7,234

TOTAL INVESTMENTS—100.3% (Cost $221,838)		287,994

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(847)

TOTAL NET ASSETS—100.0%		$287,147

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $7,234 are classified as Level 2. All other holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

IE	Ireland.

JP	Japan.

NET	Netherlands.

SP	Spain.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.5%)

COMMON STOCKS—98.5%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.7%
3,000	Engility Holdings Inc.	$66
35,500	Huntington Ingalls Industries Inc.	4,168
36,100	L-3 Communications Holdings Inc.	4,168
11,400	Northrop Grumman Corp.	1,972
11,700	Orbital ATK Inc.	830
11,800	Raytheon Co.	1,287
70,392	Triumph Group Inc.	3,791
3,511	Vectrus Inc.*	82

		16,364

AIR FREIGHT & LOGISTICS—0.3%
39,000	Atlas Air Worldwide Holdings Inc.*	1,917

AIRLINES—1.4%
59,800	Alaska Air Group Inc.	4,530
161,000	JetBlue Airways Corp.*	3,700

		8,230

AUTO COMPONENTS—2.3%
118,200	American Axle & Manufacturing Holdings Inc.*	2,362
14,700	Autoliv Inc.	1,546
184,600	Goodyear Tire & Rubber Co.	5,562
40,200	Lear Corp.	4,184

		13,654

AUTOMOBILES—0.7%
71,600	Harley-Davidson Inc.	4,174

BANKS—5.3%
83,600	Banco Latinoamericano de Comercio Exterior SA (PA)	2,301
98,700	CIT Group Inc.	4,643
157,600	Fifth Third Bancorp	3,321
388,700	Huntington Bancshares Inc.	4,536
418,000	KeyCorp	6,203
4,800	PNC Financial Services Group Inc.	471
472,000	Regions Financial Corp.	4,904
118,200	SunTrust Banks Inc.	5,241

		31,620

BIOTECHNOLOGY—0.4%
15,100	United Therapeutics Corp.*	2,557

CAPITAL MARKETS—0.9%
19,400	Ameriprise Financial Inc.	2,438
97,600	Investment Technology Group Inc.	1,986
13,400	State Street Corp.	1,026

		5,450

CHEMICALS—4.2%
32,500	Cabot Corp.	1,143
55,600	Celanese Corp.	3,665
69,000	CF Industries Holdings Inc.	4,085
79,512	Eastman Chemical Co.	6,234
179,900	Huntsman Corp.	3,418
121,100	Mosaic Co.	5,200
48,600	Olin Corp.	1,117

		24,862

COMMERCIAL SERVICES & SUPPLIES—1.6%
49,600	ADT Corp.	1,713
73,900	Brink’s Co.	2,308
136,300	Pitney Bowes Inc.	2,851
165,700	R.R. Donnelley & Sons Co.	2,908

		9,780

16

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
COMMUNICATIONS EQUIPMENT—2.5%
508,500	Brocade Communications Systems Inc.	$5,217
40,200	Harris Corp.	3,334
136,200	Juniper Networks Inc.	3,871
67,900	NETGEAR Inc.*	2,274

		14,696

CONSTRUCTION & ENGINEERING—0.5%
50,300	Fluor Corp.	2,351
42,500	Tutor Perini Corp.*	890

		3,241

CONSUMER FINANCE—0.8%
44,700	Discover Financial Services	2,495
75,900	Navient Corp.	1,191
23,100	Nelnet Inc.	910

		4,596

CONTAINERS & PACKAGING—1.7%
124,000	Avery Dennison Corp.	7,545
94,000	Owens-Illinois Inc.*	2,007
7,946	WestRock Co.	501

		10,053

ELECTRIC UTILITIES—4.4%
32,900	American Electric Power Co. Inc.	1,861
104,700	Edison International	6,283
88,900	Entergy Corp.	6,314
169,700	FirstEnergy Corp.	5,763
79,600	Portland General Electric Co.	2,866
98,568	PPL Corp.	3,136

		26,223

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
65,500	Avnet Inc.	2,733
132,800	Corning Inc.	2,481
397,800	Flextronics International Ltd. (SGP)*	4,380
60,800	Ingram Micro Inc.*	1,656
34,600	Tech Data Corp.*	2,018
154,200	Vishay Intertechnology Inc.	1,770

		15,038

ENERGY EQUIPMENT & SERVICES—1.6%
37,800	Atwood Oceanics Inc.	786
25,200	Bristow Group Inc.	1,135
45,000	Cameron International Corp.*	2,271
49,700	Ensco plc (UK)	824
136,300	Hercules Offshore Inc.*	12
47,300	National Oilwell Varco Inc.	1,993
129,900	Noble Corp. plc (UK)	1,553
21,633	Paragon Offshore plc (UK)	16
61,700	Superior Energy Services Inc.	1,049

		9,639

FOOD & STAPLES RETAILING—1.2%
84,666	Kroger Co.	3,322
391,600	SUPERVALU Inc.*	3,611

		6,933

FOOD PRODUCTS—3.1%
28,500	Archer-Daniels-Midland Co.	1,351
46,900	Bunge Ltd. (BM)	3,745
74,900	Cal-Maine Foods Inc.	4,057
46,200	Fresh Del Monte Produce Inc.	1,826
23,200	Ingredion Inc.	2,046
300	Seaboard Corp.*	1,043
FOOD PRODUCTS—Continued
93,200	Tyson Foods Inc.	4,133

		18,201

HEALTH CARE PROVIDERS & SERVICES—4.5%
22,400	Aetna Inc.	2,531
17,000	Chemed Corp.	2,524
56,700	Cigna Corp.	8,168
96,600	Owens & Minor Inc.	3,396
99,400	Quest Diagnostics Inc.	7,337
97,800	Select Medical Holdings Corp.	1,411
71,311	Triple-S Management Corp. (PRI)*	1,539

		26,906

HOTELS, RESTAURANTS & LEISURE—0.6%
57,710	Brinker International Inc.	3,457

HOUSEHOLD DURABLES—1.3%
59,500	Ryland Group Inc.	2,706
27,600	Whirlpool Corp.	4,905

		7,611

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.8%
380,400	AES Corp.	4,869

INSURANCE—10.9%
17,800	Aflac Inc.	1,140
72,600	Allied World Assurance Co. Holdings AG (SWS)	3,068
15,600	Allstate Corp.	1,076
25,100	American Equity Investment Life Holding Co.	741
47,574	American Financial Group Inc.	3,280
41,500	AmTrust Financial Services Inc.	2,885
59,700	Aspen Insurance Holdings Ltd. (BM)	2,871
51,900	Axis Capital Holdings Ltd. (BM)	2,987
77,100	Endurance Specialty Holdings Ltd. (BM)	5,358
24,300	Everest Re Group Ltd. (BM)	4,450
150,800	Hartford Financial Services Group Inc.	7,170
46,134	Horace Mann Educators Corp.	1,626
77,000	Lincoln National Corp.	4,337
133,300	Maiden Holdings Ltd. (BM)	2,205
19,000	PartnerRe Ltd. (BM)	2,583
46,000	Principal Financial Group Inc.	2,553
33,000	StanCorp Financial Group Inc.	3,763
80,741	Universal Insurance Holdings Inc.	2,214
101,700	Unum Group	3,645
77,600	Validus Holdings Ltd. (BM)	3,597
89,700	XL Group plc (IE)	3,410

		64,959

INTERNET SOFTWARE & SERVICES—0.3%
190,700	DHI Group Inc.*	1,520

IT SERVICES—3.1%
74,000	Amdocs Ltd.	4,340
110,756	Convergys Corp.	2,781
228,100	Western Union Co.	4,617
584,900	Xerox Corp.	6,446

		18,184

LEISURE PRODUCTS—0.7%
184,500	Smith & Wesson Holding Corp.*	2,992
23,400	Vista Outdoor Inc.*	1,104

		4,096

MACHINERY—3.9%
42,500	AGCO Corp.	2,338
112,100	Briggs & Stratton Corp.	2,072

17

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
MACHINERY—Continued
28,100	Cummins Inc.	$3,640
161,900	Meritor Inc.*	2,279
60,200	Oshkosh Corp.	2,200
28,600	Parker-Hannifin Corp.	3,225
55,300	Timken Co.	1,846
74,200	Trinity Industries Inc.	2,171
269,400	Wabash National Corp.*	3,701

		23,472

MEDIA—0.7%
26,450	Gannett Co. Inc.	335
21,157	Journal Media Group Inc.	171
55,200	Starz*	2,233
52,900	TEGNA Inc.	1,541

		4,280

METALS & MINING—0.6%
9,200	Cliffs Natural Resources Inc.	23
60,100	Reliance Steel & Aluminum Co.	3,642

		3,665

MULTILINE RETAIL—3.0%
33,600	Dillard’s Inc.	3,423
124,800	Kohl’s Corp.	7,653
102,800	Macy’s Inc.	7,099

		18,175

MULTI-UTILITIES—4.1%
124,800	Ameren Corp.	5,127
83,240	Avista Corp.	2,748
237,900	Public Service Enterprise Group Inc.	9,913
124,300	SCANA Corp.	6,812

		24,600

OIL, GAS & CONSUMABLE FUELS—4.1%
53,500	Energy XXI Ltd. (BM)	95
19,500	Hess Corp.	1,151
45,000	HollyFrontier Corp.	2,172
98,400	Marathon Petroleum Corp.	5,379
36,500	Murphy Oil Corp.	1,197
163,700	PBF Energy Inc.	5,168
57,800	Tesoro Corp.	5,626
54,200	Valero Energy Corp.	3,555

		24,343

PAPER & FOREST PRODUCTS—0.7%
98,600	Domtar Corp.	4,009

PERSONAL PRODUCTS—0.0%
400	USANA Health Sciences Inc.*	50

PHARMACEUTICALS—0.3%
34,400	Lannett Co. Inc.*	2,050

REAL ESTATE INVESTMENT TRUSTS (REITs)—10.3%
242,900	Annaly Capital Management Inc.	2,417
181,700	Brandywine Realty Trust	2,502
151,964	Capstead Mortgage Corp.	1,682
286,300	CBL & Associates Properties Inc.	4,678
61,700	Digital Realty Trust Inc.	3,965
148,500	DuPont Fabros Technology Inc.	4,477
232,865	Franklin Street Properties Corp.	2,741
124,725	Hersha Hospitality Trust	3,383
185,200	Hospitality Properties Trust	5,078
104,800	Inland Real Estate Corp.	1,029
270,000	Lexington Realty Trust	2,322
REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
202,700	MFA Financial Inc.	1,526
91,600	OMEGA Healthcare Investors Inc.	3,321
61,100	PennyMac Mortgage Investment Trust	1,085
320,900	Piedmont Office Realty Trust Inc.	5,844
217,400	Rouse Properties Inc.	3,826
96,200	Select Income REIT	1,931
193,900	Senior Housing Properties Trust	3,349
162,500	Summit Hotel Properties Inc.	2,215
203,500	Sunstone Hotel Investors Inc.	2,863
121,000	Two Harbors Investment Corp.	1,237

		61,471

ROAD & RAIL—0.4%
74,200	ArcBest Corp.	2,452

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
647,500	Amkor Technology Inc.*	2,855
95,400	Omnivision Technologies Inc.*	2,330

		5,185

SOFTWARE—1.1%
76,300	CA Inc.	2,223
196,100	Symantec Corp.	4,459

		6,682

SPECIALTY RETAIL—3.9%
72,700	Bed Bath & Beyond Inc.*	4,742
91,630	Finish Line Inc.	2,519
37,400	Foot Locker Inc.	2,639
89,100	GameStop Corp.	4,085
138,900	Gap Inc.	5,067
25,000	Group 1 Automotive Inc.	2,424
23,700	Outerwall Inc.	1,679

		23,155

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.5%
32,500	Lexmark International Inc.	1,105
64,700	NCR Corp.*	1,782
65,160	NetApp Inc.	2,030
115,600	QLogic Corp.*	1,025
68,400	Seagate Technology plc (IE)	3,461
65,200	Western Digital Corp.	5,611

		15,014

THRIFTS & MORTGAGE FINANCE—0.8%
72,700	Home Loan Servicing Solutions Ltd.	50
95,100	Radian Group Inc.	1,756
116,000	Washington Federal Inc.	2,700

		4,506

TOBACCO—0.5%
53,259	Universal Corp.	3,038

WATER UTILITIES—0.4%
71,700	California Water Service Group	1,544
32,732	SJW Corp.	977

		2,521

TOTAL COMMON STOCKS (Cost $542,847)		587,498

18

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—2.8%
(Cost $16,562)
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS
$16,562	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $16,897)	$16,562

TOTAL INVESTMENTS—101.3% (Cost $559,409)		604,060

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.3)%		(7,835)

TOTAL NET ASSETS—100.0%		$596,225

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $16,562 are classified as Level 2. All other holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

PRI	Puerto Rico.

SGP	Singapore.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

19

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 2.9%)

COMMON STOCKS—97.1%

Shares		Value (000s)
AEROSPACE & DEFENSE—7.6%
634,904	Hexcel Corp.	$32,945
214,924	Moog Inc.*	14,370
163,008	Teledyne Technologies Inc.*	16,899

		64,214

BANKS—2.6%
429,831	Trustmark Corp.	10,333
291,689	United Bankshares Inc.	11,822

		22,155

CAPITAL MARKETS—5.5%
300,903	Eaton Vance Corp.	11,543
318,323	Raymond James Financial Inc.	18,781
294,912	Stifel Financial Corp.*	16,205

		46,529

CHEMICALS—5.3%
199,586	Cabot Corp.	7,022
241,762	Scotts Miracle-Gro Co.	14,600
278,040	Valspar Corp.	23,155

		44,777

CONSUMER FINANCE—1.7%
394,603	Cash America International Inc.	10,942
212,696	Enova International Inc.*	3,846

		14,788

ELECTRICAL EQUIPMENT—4.5%
341,617	EnerSys	21,334
567,643	Franklin Electric Co. Inc.	16,382

		37,716

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.7%
527,925	Checkpoint Systems Inc.	4,614
208,488	Coherent Inc.*	12,082
476,913	FLIR Systems Inc.	14,684
240,708	Itron Inc.*	7,758
162,376	Littelfuse Inc.	14,939
247,923	OSI Systems Inc.*	17,399
493,705	Sanmina Corp.*	10,896

		82,372

ENERGY EQUIPMENT & SERVICES—4.5%
328,454	Bristow Group Inc.	14,797
150,981	Core Laboratories NV	16,552
903,077	Newpark Resources Inc.*	6,529

		37,878

FOOD & STAPLES RETAILING—1.1%
207,732	United Natural Foods Inc.*	9,458

GAS UTILITIES—3.4%
465,788	South Jersey Industries Inc.	11,291
309,411	WGL Holdings Inc.	17,296

		28,587

HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
452,798	Cantel Medical Corp.	24,850

HEALTH CARE PROVIDERS & SERVICES—8.5%
286,010	Centene Corp.*	20,058
316,129	MEDNAX Inc.*	26,757
333,679	Molina Healthcare Inc.*	25,169

		71,984

HOUSEHOLD DURABLES—1.6%
305,146	Meritage Homes Corp.*	13,762

INSURANCE—7.8%
595,893	American Equity Investment Life Holding Co.	17,602
333,686	Horace Mann Educators Corp.	11,759
202,587	Reinsurance Group of America Inc.	19,554
193,712	State Auto Financial Corp.	4,688
369,914	United Fire Group Inc.	12,784

		66,387

IT SERVICES—4.0%
212,186	Global Payments Inc.	23,784
342,614	ManTech International Corp.	10,213

		33,997

MACHINERY—8.6%
246,020	Albany International Corp.	9,157
352,224	Altra Industrial Motion Corp.	8,947
1,594,883	Mueller Water Products Inc.	14,242
167,645	Snap-on Inc.	27,628
381,636	Timken Co.	12,739

		72,713

20

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
METALS & MINING—0.3%
138,882	TimkenSteel Corp.	$2,587

OIL, GAS & CONSUMABLE FUELS—0.5%
109,178	ONEOK Inc.	4,126

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
814,517	First Potomac Realty Trust	9,245
991,213	Medical Properties Trust Inc.	13,550

		22,795

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.7%
330,974	Cabot Microelectronics Corp.*	15,006
1,429,242	Entegris Inc.*	21,174
796,211	Fairchild Semiconductor International Inc.*	11,991
337,957	Monolithic Power Systems Inc.	17,476

		65,647

SOFTWARE—0.7%
373,093	Epiq Systems Inc.	6,175

THRIFTS & MORTGAGE FINANCE—0.9%
504,293	Astoria Financial Corp.	7,625

TRADING COMPANIES & DISTRIBUTORS—3.1%
323,550	CAI International Inc.*	4,549
319,301	GATX Corp.	16,936
224,562	TAL International Group Inc.*	4,446

		25,931

WIRELESS TELECOMMUNICATION SERVICES—1.9%
131,295	SBA Communications Corp.*	15,850

TOTAL COMMON STOCKS (Cost $592,407)		822,903

SHORT-TERM INVESTMENTS—2.9%
(Cost $24,570)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$24,570	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal Home Loan Bank Bonds (market value $8,031) and Federal National Mortgage Association Notes (market value $17,033)	24,570

TOTAL INVESTMENTS—100.0% (Cost $616,977)		847,473

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(382)

TOTAL NET ASSETS—100.0%		$847,091

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $24,570 are classified as Level 2. All other holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015 and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

21

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are generally stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

22

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. Fair value pricing is inherently subjective and reflects good faith judgments based on available information. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the

23

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Mid Cap Growth Fund purchased option contracts to manage its exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the

24

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund and Harbor Large Cap Value Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor Capital Appreciation Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Prime Portfolio will maintain a stable net asset value and the Fund is subject to the risk of loss on the cash collateral invested. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Fund may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan at the time of default by the borrower. A Fund had sought to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to

25

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the market value of the unreturned loaned securities. As of July 31, 2015, Harbor Capital Appreciation Fund had no securities out on loan.

New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 will also require additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 will become effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures

In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”) which removes the requirement to make certain fair value disclosures for investments that are eligible to be measured at fair value using the net asset value per share. ASU 2015-07 becomes effective for interim or annual periods beginning after December 15, 2015. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2015 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$16,858,344	$11,034,712	$(111,441)	$10,923,271
Harbor Mid Cap Growth Fund	651,200	135,142	(24,867)	110,275
Harbor Small Cap Growth Fund	508,912	186,574	(28,879)	157,695
Harbor Small Cap Growth Opportunities Fund	161,270	14,312	(11,570)	2,742
VALUE FUNDS
Harbor Large Cap Value Fund	$221,838	$70,269	$(4,113)	$66,156
Harbor Mid Cap Value Fund	559,409	73,836	(29,185)	44,651
Harbor Small Cap Value Fund	616,977	255,912	(25,416)	230,496

26

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.DE.0715

Quarterly Schedule of Portfolio Holdings

July 31, 2015

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 4.2%)

COMMON STOCKS—94.1%

Shares		Value (000s)
AEROSPACE & DEFENSE—2.3%
90,236,674	Rolls-Royce Holdings plc (UK)*	$1,116,745

AUTO COMPONENTS—1.5%
7,755,358	Cie Generale des Etablissements Michelin (FR)	759,161

AUTOMOBILES—0.9%
4,809,819	Daimler AG (GER)	430,267

BANKS—9.9%
120,853,910	Banco Bilbao Vizcaya Argentaria SA (SP)	1,225,501
47,976,584	Banco Santander SA (SP)	331,744
11,842,304	Bancolombia SA ADR (COL)[1]	457,113
19,216,994	Erste Group Bank AG (AUT)*	578,256
9,145,018	Grupo Aval Acciones y Valores SA ADR (COL)[1]	79,105
27,275,352	Itau Unibanco Holding SA ADR (BR)*,1	236,750
914,037,532	Lloyds Banking Group plc (UK)	1,190,268
49,565,593	Standard Chartered plc (UK)	757,883

		4,856,620

BEVERAGES—7.8%
8,310,560	Anheuser-Busch InBev NV (BEL)	992,960
38,465,530	Diageo plc (UK)	1,078,294
10,734,208	Heineken NV (NET)	844,134
7,647,668	Pernod Ricard SA (FR)	914,793

		3,830,181

BUILDING PRODUCTS—1.1%
9,050,389	Compagnie de Saint-Gobain (FR)	428,783
5,454,100	LIXIL Group Corp. (JP)	109,344

		538,127

CAPITAL MARKETS—2.4%
50,403,755	UBS Group AG (SWS)	1,158,837

CHEMICALS—5.0%
3,813,605	Air Liquide SA (FR)	496,589
4,801,614	Linde AG (GER)	906,227
2,531,149	Syngenta AG (SWS)	1,042,759

		2,445,575

CONSTRUCTION MATERIALS—1.5%
6,058,109	Cementos Argos SA (COL)	20,762
4,535,825	Grupo Argos SA (COL)	27,404
9,590,300	LafargeHolcim Ltd. (SWS)*	667,278

		715,444

DIVERSIFIED FINANCIAL SERVICES—1.8%
9,072,286	Grupo de Inversiones Suramericana SA (COL)	116,554
19,274,353	Investor AB (SW)	743,095

		859,649

ELECTRICAL EQUIPMENT—4.3%
19,448,097	ABB Ltd. (SWS)*	395,574
9,164,331	Legrand SA (FR)	563,763
16,460,570	Schneider Electric SE (FR)	1,148,260

		2,107,597

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
5,467,000	Omron Corp. (JP)	214,215

ENERGY EQUIPMENT & SERVICES—1.7%
9,814,278	Schlumberger Ltd. (US)	812,818

FOOD PRODUCTS—2.0%
12,680,524	Nestlé SA (SWS)	959,283

HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
8,742,277	Essilor International SA (FR)	1,119,706

HEALTH CARE PROVIDERS & SERVICES—1.9%
4,366,990	Fresenius Medical Care AG & Co. KGaA (GER)	357,316
8,385,768	Fresenius SE & Co. KGaA (GER)	580,261

		937,577

HOTELS, RESTAURANTS & LEISURE—3.9%
79,787,300	Genting Bhd (MAL)	169,672
19,653,161	Las Vegas Sands Corp. (US)	1,101,363
6,231,660	Wynn Resorts Ltd. (US)	643,294

		1,914,329

HOUSEHOLD PRODUCTS—1.6%
8,195,415	Reckitt Benckiser Group plc (UK)	785,926

INSURANCE—5.7%
6,365,290	Allianz SE (GER)	1,042,714
33,168,141	AXA SA (FR)	873,490
20,603,300	Tokio Marine Holdings Inc. (JP)	857,985

		2,774,189

INTERNET SOFTWARE & SERVICES—1.6%
10,331,788	Alibaba Group Holding Ltd. ADR (CHN)*,1	809,392

MACHINERY—7.6%
31,731,795	Atlas Copco AB (SW)	867,833
5,693,200	FANUC Corp. (JP)	949,548
18,827,500	Komatsu Ltd. (JP)	347,912
37,048,703	Sandvik AB (SW)	375,404
2,602,900	SMC Corp. (JP)	659,364
42,396,423	Volvo AB (SW)	502,861

		3,702,922

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
MEDIA—1.8%
10,540,100	Dentsu Inc. (JP)	$596,479
7,903,161	JCDecaux SA (FR)	302,436

		898,915

METALS & MINING—1.5%
11,093,119	Barrick Gold Corp. (CAN)	78,317
25,242,618	Freeport-McMoRan Inc. (US)	296,601
104,866,949	Glencore plc (UK)*	339,781
1,131,654	Lonmin plc (UK)*	920

		715,619

PERSONAL PRODUCTS—1.7%
4,446,174	L’Oreal SA (FR)	831,047

PHARMACEUTICALS—11.4%
48,650,545	Indivior plc (UK)	200,536
13,517,679	Novartis AG (SWS)	1,402,650
28,589,155	Novo Nordisk AS (DEN)	1,687,230
4,662,879	Roche Holding AG (SWS)	1,347,211
10,329,513	Shire plc (UK)	918,255

		5,555,882

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.2%
4,135,905	Unibail-Rodamco SE (FR)	1,099,342

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.0%
891,000	Mitsubishi Estate Co. Ltd. (JP)	19,787

SOFTWARE—2.0%
13,695,794	SAP SE (GER)	983,948

TEXTILES, APPAREL & LUXURY GOODS—4.8%
10,521,747	Cie Financiere Richemont SA (SWS)	908,168
160,588	Hermes International SA (FR)	62,450
3,883,591	LVMH Moet Hennessy Louis Vuitton SE (FR)	726,460
1,460,050	Swatch Group AG (SWS)	628,797

		2,325,875

TOBACCO—1.5%
18,650,900	Japan Tobacco Inc. (JP)	723,965

TOTAL COMMON STOCKS (Cost $35,009,069)		46,002,940

PREFERRED STOCKS—1.7%
AUTOMOBILES—1.1%
2,731,162	Volkswagen AG (GER)	547,798

BANKS—0.5%
29,854,820	Banco Bradesco SA (BR)*	237,865

DIVERSIFIED FINANCIAL SERVICES—0.1%
1,382,217	Grupo de Inversiones Suramericana SA (COL)	17,566

TOTAL PREFERRED STOCKS (Cost $720,634)		803,229

RIGHTS/WARRANTS—0.0%
(Cost $14,434)
No. of Contracts
HOTELS, RESTAURANTS & LEISURE—0.0%
30,633,782	Genting Bhd (MAL) MYR$7.96-12/18/2018	7,970

SHORT-TERM INVESTMENTS—3.6%
Principal Amount (000s)		Value (000s)
COMMERCIAL PAPER—3.3%
	Exxon Mobil Corp.
$650,000	0.070%–08/03/2015-08/14/2015	$650,000
100,000	0.080%–08/04/2015	100,000

		750,000

	General Electric Co.
250,000	0.080%–08/17/2015-08/19/2015	250,000
	Toyota Motor Credit
150,000	0.100%–08/11/2015-08/12/2015	150,000
100,000	0.110%–08/20/2015	100,000
175,000	0.120%–08/07/2015-08/10/2015	175,000
200,000	0.130%–08/05/2015-08/06/2015	200,000

		625,000

		1,625,000

REPURCHASE AGREEMENTS—0.3%
148,524	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $151,495)	148,524

TOTAL SHORT-TERM INVESTMENTS (Cost $1,773,524)		1,773,524

TOTAL INVESTMENTS—99.4% (Cost $37,517,661)		48,587,663

CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		291,919

TOTAL NET ASSETS—100.0%		$48,879,582

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$36,675,196	$—	$36,675,196
Latin America	937,688	—	—	937,688
North America	2,932,393	—	—	2,932,393
Pacific Basin	809,392	4,648,271	—	5,457,663
Preferred Stocks
Europe	—	547,798	—	547,798
Latin America	255,431	—	—	255,431
Rights/Warrants
Pacific Basin	7,970	—	—	7,970
Short-Term Investments
Commercial Paper	—	1,625,000	—	1,625,000
Repurchase Agreements	—	148,524	—	148,524

Total Investments in Securities	$4,942,874	$43,644,789	$—	$48,587,663

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2015.

Valuation Description	Balance Beginning at 11/01/2014 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2015 (000s)
Preferred Stocks	$10,925	$17,142	$(28,458)	$—	$—	$391	$—	$—	$—

Of the Level 1 investments presented above, certain Preferred Stocks valued at $237,865 were categorized in Level 2 at October 31, 2014. Transfers from Level 2 to Level 1 were the result of exchange traded securities where quoted prices from an active market were unavailable (Level 2), and have become available (Level 1).

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$7,970	$—

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 1.3%)

COMMON STOCKS—98.7%

Shares		Value (000s)
AUTO COMPONENTS—1.0%
56,800	Denso Corp. (JP)	$2,815

AUTOMOBILES—1.5%
199,423	Mahindra & Mahindra Ltd. GDR (IND)[1]	4,256

BANKS—7.4%
528,000	BOC Hong Kong Holdings Ltd. (HK)	2,123
168,083	Itau Unibanco Holding SA ADR (BR)*,2	1,459
232,539	Standard Chartered plc (UK)	3,556
397,554	Svenska Handelsbanken AB (SW)	6,084
1,002,691	Turkiye Garanti Bankasi AS ADR (TUR)[2]	3,317
261,274	United Overseas Bank Ltd. (SGP)	4,230

		20,769

BEVERAGES—6.5%
115,600	Asahi Group Holdings Ltd. (JP)	3,874
57,237	Carlsberg AS (DEN)	4,987
79,478	Coca-Cola Enterprises Inc. (US)	4,060
2,486,100	Thai Beverage PCL (THA)	1,368
419,955	Treasury Wine Estates Ltd. (AUS)	1,764
BEVERAGES—Continued
410,000	Tsingtao Brewery Co. Ltd. (CHN)	2,188

		18,241

BIOTECHNOLOGY—0.5%
274,839	Mesoblast Ltd. (AUS)*	790
299,773	Protalix BioTherapeutics Inc. (IL)*	491

		1,281

CAPITAL MARKETS—3.1%
299,326	Hargreaves Lansdown plc (UK)	5,588
404,085	Jupiter Fund Management plc (UK)	2,959

		8,547

CHEMICALS—2.4%
99,583	Johnson Matthey plc (UK)	4,526
44,118	Novozymes AS (DEN)	2,306

		6,832

COMMERCIAL SERVICES & SUPPLIES—0.9%
307,445	Brambles Ltd. (AUS)	2,439

DIVERSIFIED FINANCIAL SERVICES—4.2%
32,464	Corp. Financiera Alba SA (SP)	1,515
209,147	Investment AB Kinnevik (SW)	6,687
91,496	Investor AB (SW)	3,528

		11,730

ELECTRICAL EQUIPMENT—0.8%
35,215	Legrand SA (FR)	2,166

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.8%
275,000	Delta Electronics Inc. (TW)	1,353
586,502	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	3,615

		4,968

ENERGY EQUIPMENT & SERVICES—0.7%
214,228	John Wood Group plc (UK)	2,086

FOOD & STAPLES RETAILING—5.1%
344,687	Clicks Group Ltd. (S. AFR)	2,623
554,018	Distribuidora Internacional de Alimentacion SA (SP)*	3,467
208,613	Jeronimo Martins SGPS SA (PT)	3,100
1,794,000	Puregold Price Club Inc. (PHIL)	1,452
37,800	Sugi Holdings Co. Ltd. (JP)	1,926
747,800	Wal-Mart de Mexico SAB de CV (MEX)	1,813

		14,381

FOOD PRODUCTS—1.7%
64,543	Nestlé SA (SWS)	4,883

HEALTH CARE EQUIPMENT & SUPPLIES—3.9%
87,411	Cochlear Ltd. (AUS)	5,825
31,475	Mindray Medical International Ltd. ADR (CHN)[2]	859
106,400	Olympus Corp. (JP)	4,071

		10,755

HOTELS, RESTAURANTS & LEISURE—1.6%
660,000	Cafe de Coral Holdings Ltd. (HK)	2,315
377,268	Mitchells & Butlers plc (UK)*	2,225

		4,540

INDUSTRIAL CONGLOMERATES—1.8%
66,400	Jardine Matheson Holdings Ltd. (SGP)	3,606
43,000	Jardine Strategic Holdings Ltd. (SGP)	1,292

		4,898

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
INSURANCE—3.9%
208,900	MS&AD Insurance Group Holdings Inc. (JP)	$6,579
18,199	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	4,353

		10,932

INTERNET & CATALOG RETAIL—5.4%
100,702	ASOS plc (UK)*	5,339
88,900	JD.com Inc. ADR (CHN)*,2	2,936
32,500	Qunar Cayman Islands Ltd. ADR (CHN)*,2	1,357
346,900	Rakuten Inc. (JP)	5,575

		15,207

INTERNET SOFTWARE & SERVICES—2.7%
498,326	Auto Trader Group plc (UK)*,3	2,630
27,800	Baidu Inc. ADR (CHN)*,2	4,800

		7,430

LEISURE PRODUCTS—2.8%
40,000	Sankyo Co. Ltd. (JP)	1,517
45,100	Shimano Inc. (JP)	6,252

		7,769

LIFE SCIENCES TOOLS & SERVICES—1.5%
12,087	Mettler-Toledo International Inc. (SWS)*	4,081

MACHINERY—7.5%
198,403	Atlas Copco AB (SW)	4,938
305,693	CNH Industrial NV (IT)	2,743
73,858	Kone OYJ (FIN)	3,099
18,382	Schindler Holding AG (SWS)	2,961
9,600	SMC Corp. (JP)	2,432
167,400	THK Co. Ltd. (JP)	3,243
60,678	Weir Group plc (UK)	1,457

		20,873

MEDIA—4.0%
41,540	Naspers Ltd. (S. AFR)	5,789
92,783	Rightmove plc (UK)	5,272

		11,061

METALS & MINING—0.9%
89,894	BHP Billiton plc (UK)	1,651
304,103	KAZ Minerals plc (UK)*,4	768

		2,419

OIL, GAS & CONSUMABLE FUELS—2.1%
350,005	BG Group plc (UK)	5,955

PERSONAL PRODUCTS—5.7%
127,800	Kao Corp. (JP)	6,479
175,900	Shiseido Co. Ltd. (JP)	4,255
114,655	Unilever plc (UK)	5,201

		15,935

PHARMACEUTICALS—5.9%
138,643	Novo Nordisk AS (DEN)	8,182
28,411	Roche Holding AG (SWS)	8,209

		16,391

PROFESSIONAL SERVICES—1.8%
66,151	Intertek Group plc (UK)	2,528
221,128	Seek Ltd. (AUS)	2,429

		4,957

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
156,922	ARM Holdings plc (UK)	2,462
507,905	Imagination Technologies Group plc (UK)*,4	1,856
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
231,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	5,112

		9,430

SPECIALTY RETAIL—1.6%
126,972	Inditex SA (SP)	4,354

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
3,976	Samsung Electronics Co. Ltd. (S. KOR)	4,034

TEXTILES, APPAREL & LUXURY GOODS—3.2%
33,919	adidas AG (GER)	2,776
159,020	Burberry Group plc (UK)	3,991
11,868	Cie Financiere Richemont SA (SWS)	1,015
1,358,000	Li & Fung Ltd. (HK)	1,052

		8,834

TOTAL COMMON STOCKS (Cost $272,420)		275,249

SHORT-TERM INVESTMENTS—1.9%
Principal Amount (000s)
REPURCHASE AGREEMENTS—1.4%
$3,889	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $3,968)	3,889

Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.5%
1,539,212	State Street Navigator Securities Lending Prime Portfolio (1-day yield of 0.190%)[5]	1,539

TOTAL SHORT-TERM INVESTMENTS (Cost $5,428)		5,428

TOTAL INVESTMENTS—100.6% (Cost $277,848)		280,677

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(1,621)

TOTAL NET ASSETS—100.0%		$279,056

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$8,412	$—	$8,412
Europe	4,081	140,367	—	144,448
Latin America	3,272	—	—	3,272
Middle East/Central Asia	491	4,256	—	4,747
North America	4,060	—	—	4,060
Pacific Basin	15,064	95,246	—	110,310
Short-Term Investments
Repurchase Agreements	—	3,889	—	3,889
Investment Company-Securities Lending Investment Fund	—	1,539	—	1,539

Total Investments in Securities	$26,968	$253,709	$—	$280,677

There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $2,630 or 1% of net assets.

4	A portion or all of this security was out on loan as of July 31, 2015.

5	Represents the investment of collateral received from securities lending activities.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.3%)

COMMON STOCKS—97.7%

Shares		Value (000s)
AEROSPACE & DEFENSE—3.4%
22,914	Safran SA (FR)	$1,735

AIRLINES—3.4%
23,429	Ryanair Holdings plc ADR (IE)*,1	1,736

BIOTECHNOLOGY—4.2%
46,421	Nivalis Therapeutics Inc. (US)*	788
9,926	Vertex Pharmaceuticals Inc. (US)*	1,340

		2,128

CHEMICALS—3.5%
6,439	Sherwin-Williams Co. (US)	1,788

COMMUNICATIONS EQUIPMENT—1.5%
3,975	Palo Alto Networks Inc. (US)*	739

FOOD & STAPLES RETAILING—3.0%
13,651	CVS Health Corp. (US)	1,535

HEALTH CARE PROVIDERS & SERVICES—4.3%
9,222	HCA Holdings Inc. (US)*	858
11,041	UnitedHealth Group Inc. (US)	1,340

		2,198

HOTELS, RESTAURANTS & LEISURE—11.1%
1,302	Chipotle Mexican Grill Inc. (US)*	966
35,394	Domino’s Pizza Enterprises Ltd. (AUS)	1,044
141,974	Domino’s Pizza Group plc (UK)	1,990
26,499	Norwegian Cruise Line Holdings Ltd. (US)*	1,654

		5,654

INTERNET & CATALOG RETAIL—3.0%
6,618	Netflix Inc. (US)*	757
608	Priceline Group Inc. (US)*	756

		1,513

INTERNET SOFTWARE & SERVICES—15.7%
18,020	Alibaba Group Holding Ltd. ADR (CHN)*,1 .	1,412
115,351	Auto Trader Group plc (UK)*,2	609
31,864	Facebook Inc. (US)*	2,995
2,166	Google Inc. Class A (US)*	1,424
83,100	Tencent Holdings Ltd. (CHN)	1,545

		7,985

IT SERVICES—3.0%
19,960	Visa Inc. (US)	1,504

LIFE SCIENCES TOOLS & SERVICES—2.7%
6,348	Illumina Inc. (US)*	1,392

MEDIA—10.7%
26,570	IMAX Corp. (CAN)*	994
33,499	JCDecaux SA (FR)	1,282
31,081	Liberty Global plc (UK)*	1,527
13,743	Walt Disney Co. (US)	1,649

		5,452

MULTILINE RETAIL—1.8%
11,579	Dollar Tree Inc. (US)*	904

PHARMACEUTICALS—8.9%
2,724	Allergan plc (IE)*	902
14,699	Novartis AG (SWS)	1,525
13,374	Pacira Pharmaceuticals Inc. (US)*	889
4,614	Valeant Pharmaceuticals International Inc. (US)*	1,188

		4,504

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.5%
65,465	ARM Holdings plc (UK)	1,027
12,531	ASML Holding NV (NET)	1,243

		2,270

SOFTWARE—2.4%
17,102	Electronic Arts Inc. (US)*	1,224

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.8%
15,709	Apple Inc. (US)	1,905

TEXTILES, APPAREL & LUXURY GOODS—6.8%
2,905	Hermes International SA (FR)	1,130
11,799	Lululemon Athletica Inc. (US)*	741
13,771	NIKE Inc. (US)	1,587

		3,458

TOTAL COMMON STOCKS (Cost $44,243)		49,624

SHORT-TERM INVESTMENTS—2.7%
(Cost $1,381)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,381	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal Home Loan Mortgage Corp. Notes (market value $1,413)	1,381

TOTAL INVESTMENTS—100.4% (Cost $45,624)		51,005

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(181)

TOTAL NET ASSETS—100.0%		$50,824

7

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$5,408	$9,298	$—	$14,706
North America	30,917	—	—	30,917
Pacific Basin	1,412	2,589	—	4,001
Short-Term Investments
Repurchase Agreements	—	1,381	—	1,381

Total Investments in Securities	$37,737	$13,268	$—	$51,005

There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $609 or 1% of net assets.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.9%)

COMMON STOCKS—96.1%

Shares		Value (000s)
AUTOMOBILES—1.6%
5,805	Hyundai Motor Co. (S. KOR)	$739

BANKS—17.7%
4,184	Axis Bank Ltd. (IND)	37
64,710	Axis Bank Ltd. PN (IND)*,1	579
16,795	Banco Santander Chile ADR (CL)[2]	339
762,700	Bank Rakyat Indonesia Persero Tbk PT (IDR)	563
1,128,000	China Construction Bank Corp. (CHN)	919
116,235	Grupo Financiero Banorte SAB de CV (MEX)	614
75,410	ICICI Bank Ltd. ADR (IND)[2]	759
1,797,000	Industrial & Commercial Bank of China Ltd. (CHN)	1,235
100,117	Itau Unibanco Holding SA ADR (BR)*,2	869
585,000	Mega Financial Holding Co. Ltd. (TW)	500
26,098	OTP Bank plc (HUN)	535
147,011	Turkiye Halk Bankasi AS (TUR)	640
87,700	United Bank Ltd. (PAK)	158
153,945	United Bank Ltd. PN (PAK)*,1,3	277

		8,024

BEVERAGES—0.6%
18,456	Coca-Cola Icecek AS (TUR)	265

CAPITAL MARKETS—2.0%
1,025,100	China Cinda Asset Management Co. Ltd. (CHN)*	459
957,800	Yuanta Financial Holding Co. Ltd. (TW)	455

		914

CHEMICALS—1.5%
32,376	PhosAgro OAO GDR (RUS)[4]	440
2,684,000	Tianhe Chemicals Group Ltd. (CHN)*,3	242	[x]

		682

COMMERCIAL SERVICES & SUPPLIES—1.0%
297,000	China Everbright International Ltd. (CHN)	454

CONSTRUCTION & ENGINEERING—1.5%
1,517	Larsen & Toubro Ltd. (IND)	42
23,500	Larsen & Toubro Ltd. PN (IND)*,1,3	657

		699

CONSTRUCTION MATERIALS—3.0%
145,000	Anhui Conch Cement Co. Ltd. (CHN)	451
108,666	Cemex SAB de CV ADR (MEX)*,2	924

		1,375

DIVERSIFIED TELECOMMUNICATION SERVICES—3.0%
636,000	China Unicom Hong Kong Ltd. (CHN)	889
34,611	Telefonica Brasil SA ADR (BR)*,2	451

		1,340

ELECTRIC UTILITIES—0.3%
52,147	Cia Energetica de Minas Gerais ADR (BR)[2]	143

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
110,000	Delta Electronics Inc. (TW)	541
43,922	TPK Holding Co. Ltd. (TW)	150

		691

FOOD & STAPLES RETAILING—2.0%
16,678	Magnit PJSC GDR (RUS)[4]	903

FOOD PRODUCTS—3.2%
49,717	BRF SA ADR (BR)*,2	1,040
85,800	Indofood CBP Sukses Makmur Tbk PT (IDR)	78
82,310	Universal Robina Corp. (PHIL)	344

		1,462

HOTELS, RESTAURANTS & LEISURE—2.6%
154,000	Galaxy Entertainment Group Ltd. (CHN)	708
107,218	Sands China Ltd. (CHN)	473

		1,181

HOUSEHOLD DURABLES—1.0%
201,989	Haier Electronics Group Co. Ltd. (CHN)	476

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.0%
1,006,000	Huadian Fuxin Energy Corp. Ltd. (CHN)	431

INDUSTRIAL CONGLOMERATES—0.6%
7,904	Industries Qatar QSC (QA)	293

INSURANCE—4.2%
47,700	BB Seguridade Participacoes SA (BR)	449
194,400	China Pacific Insurance Group Co. Ltd. (CHN)	815
58,503	Discovery Ltd. (S. AFR)	627

		1,891

INTERNET & CATALOG RETAIL—2.2%
65,906	B2W Cia Digital (BR)	346
19,162	JD.com Inc. ADR (CHN)*,2	633

		979

INTERNET SOFTWARE & SERVICES—2.8%
47,800	Tencent Holdings Ltd. (CHN)	889
27,000	Yandex NV (RUS)*	375

		1,264

MEDIA—4.9%
25,300	Grupo Televisa SAB ADR (MEX)[2]	882
9,727	Naspers Ltd. (S. AFR)	1,356

		2,238

9

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)
METALS & MINING—3.3%
34,400	AngloGold Ashanti Ltd. ADR (S. AFR)*,2	$211
209,200	Grupo Mexico SAB de CV (MEX)	571
164,700	Vale SA ADR (BR)[2]	707

		1,489

OIL, GAS & CONSUMABLE FUELS—9.0%
257,000	China Shenhua Energy Co. Ltd. (CHN)	488
5,363	Coal India Ltd. (IND)*	37
83,881	Coal India Ltd. PN (IND)*,1,3	574
15,368	Lukoil OAO ADR (RUS)[2]	633
136,607	Petroleo Brasileiro SA ADR (BR)*,2	894
4,251	Reliance Industries Ltd. (IND)	66
66,617	Reliance Industries Ltd. PN (IND)*,1	1,041
14,900	YPF SA ADR (AR)[2]	342

		4,075

PHARMACEUTICALS—1.2%
532,156	Luye Pharma Group Ltd. (CHN)*	556

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
240,000	China Overseas Land & Investment Ltd. (CHN)	754

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.4%
48,202	ASM Pacific Technology Ltd. (CHN)	437
98,000	Epistar Corp. (TW)	85
1,767,000	GCL-Poly Energy Holdings Ltd. (CHN)*	357
17,767	SK Hynix Inc. (S. KOR)	561
79,200	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[2]	1,751
63,200	Trina Solar Ltd. ADR (CHN)*,2	604

		3,795

SPECIALTY RETAIL—3.0%
6,756	Dufry AG (SWS)*	937
4,053	Hotel Shilla Co. Ltd. (S. KOR)	436

		1,373

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.5%
350,000	Lenovo Group Ltd. (CHN)	379
2,531	Samsung Electronics Co. Ltd. (S. KOR)	2,568

		2,947

TRANSPORTATION INFRASTRUCTURE—1.0%
53,500	Airports of Thailand plc (THA)	446

WIRELESS TELECOMMUNICATION SERVICES—3.8%
26,800	America Movil SAB de CV ADR (MEX)[2]	519
6,773	Bharti Airtel Ltd. (IND)	44
104,748	Bharti Airtel Ltd. PN (IND)*,1	684
57,365	Mobile TeleSystems OJSC ADR (RUS)[2]	471

		1,718

TOTAL COMMON STOCKS (Cost $48,288)		43,597

SHORT-TERM INVESTMENTS—4.5%
(Cost $2,053)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$2,053	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $2,096)	2,053

TOTAL INVESTMENTS—100.6% (Cost $50,341)		45,650

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(288)

TOTAL NET ASSETS—100.0%		$45,362

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$211	$1,983	$—	$2,194
Europe	846	4,353	—	5,199
Latin America	9,090	—	—	9,090
Middle East/Central Asia	4,571	677	—	5,248
Pacific Basin	2,988	18,636	242	21,866
Short-Term Investments
Repurchase Agreements	—	2,053	—	2,053

Total Investments in Securities	$17,706	$27,702	$242	$45,650

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2015.

Valuation Description	Balance Beginning at 11/01/2014 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)		Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2015[w] (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$242	[h]	$—	$242

10

Harbor Emerging Markets Equity Fund

PORTFOLIO OF INVESTMENTS—Continued

Of the Level 2 investments presented above, certain Common Stocks valued at $556 were categorized in Level 1 at October 31, 2014. Transfers from Level 1 to Level 2 were the result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2015 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (CHN)*,3	$242	Market Approach	Last Traded Price	HK$	0.70

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	PN after the name of a holding stands for Participatory Notes representing ownership of Indian/Pakistani securities. PNs are issued by foreign banking organizations.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $1,750 or 4% of net assets.

4	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

h	Transferred from Level 1 to Level 3 due to unavailability of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2015 (000s)
Common Stocks	$(270)

x	Fair Valued in accordance with Harbor Funds Valuation Procedures using last traded price, which is a Level 3 input.

HK$	Hong Kong Dollar.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as options contracts) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are generally stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 in the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. Fair value pricing is inherently subjective and reflects good faith judgments based on available information. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

14

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund purchased option contracts to manage its exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Securities Lending

Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund and Harbor International Growth Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Prime Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending

15

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Prime Portfolio will maintain a stable net asset value and the Fund is subject to the risk of loss on the cash collateral invested. During the term of the loan, the Fund will continue to receive any interest or dividends, or amounts equivalent thereto, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Fund may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Securities loans may be terminated at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan at the time of default by the borrower. A Fund had sought to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the market value of the unreturned loaned securities. The value at July 31, 2015 of securities loaned and related collateral for Harbor International Growth Fund was $1,416 and $1,539, respectively, and Harbor International Fund had no securities out on loan.

New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-11 will also require additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-11 will become effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”) which removes the requirement to make certain fair value disclosures for investments that are eligible to be measured at fair value using the net asset value per share. ASU 2015-07 becomes effective for interim or annual periods beginning after December 15, 2015. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2015 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor International Fund*	$37,517,661	$13,132,733	$(2,062,731)	$11,070,002
Harbor International Growth Fund*	277,848	23,843	(21,014)	2,829
Harbor Global Growth Fund	45,624	6,198	(817)	5,381
Harbor Emerging Markets Equity Fund*	50,341	1,090	(5,781)	(4,691)

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

16

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary

& AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal

Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.IG.0715

Quarterly Schedule of Portfolio Holdings

July 31, 2015

Strategic Markets Funds

	Institutional Class	Administrative Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -45.3%)

ASSET-BACKED SECURITIES—7.9%
Principal Amount (000s)		Value (000s)
$118	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[1]	$118
600	Bear Stearns Asset Backed Securities Trust Series 2006-2 Cl. M1 0.611%—07/25/2036[2]	594
1,000	Citigroup Mortgage Loan Trust Inc. Series 2005-HE3 Cl. M2 0.671%—09/25/2035[2]	950
769	Commercial Industrial Finance Corp. Series 2007-1A Cl. A1L 0.539%—05/10/2021[2,3]	764
97	Series 2006-2A Cl. A1L 0.543%—03/01/2021[2,3]	96

		860

192	Countrywide Asset-Backed Certificates Series 2005-15 Cl. 1AF6 5.525%—04/25/2036[4]	196
900	First Franklin Mortgage Loan Trust Series 2005-FFH1 Cl. M2 0.711%—06/25/2036[2]	665
823	Series 2005-FF11 Cl. A2D 0.871%—11/25/2035[2]	821

		1,486

743	Hillmark Funding Ltd. Series 2006-1A Cl. A1 0.531%—05/21/2021[2,3]	731
702	IndyMac Home Equity Loan Trust Series 2004-2 Cl. A 0.306%—09/28/2036[2]	694
€17	Magi Funding plc Series I-A Cl. A 0.331%—04/11/2021[2,3]	19
$229	MASTR Asset Backed Securities Trust Series 2006-HE2 Cl. A2 0.431%—06/25/2036[2]	133
120	Morgan Stanley ABS Capital I Inc. Trust Series 2006-HE8 Cl. A2FP 0.261%—10/25/2036[2]	71
406	Morgan Stanley Capital Inc. Series 2006-HE8 Cl. A1 0.321%—10/25/2036[2]	320
600	People’s Choice Home Loan Securities Trust Series 2005-1 Cl. M4 1.541%—01/25/2035[2]	510
253	Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Cl. A1B 0.471%—08/25/2035[2]	252
€737	SLM Student Loan Trust Series 2003-2 Cl. A5 0.246%—12/15/2023[2]	783
$335	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	374
200	Soundview Home Loan Trust Series 2006-OPT2 Cl. A4 0.471%—05/25/2036[2]	161
502	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.519%—04/17/2021[2,3]	493
903	Structured Asset Investment Loan Trust Series 2006-BNC2 Cl. A5 0.351%—05/25/2036[2]	751
400	Venture CLO Ltd.[5] Series 2006-7A Cl. A1A 0.517%—01/20/2022[2,3]	393

TOTAL ASSET-BACKED SECURITIES (Cost $9,556)		9,889

COLLATERALIZED MORTGAGE OBLIGATIONS—5.8%
22	Banc of America Mortgage Trust Series 2004-1 Cl. 5A1 6.500%—09/25/2033	22
1,021	Bear Stearns Alt-A Trust Series 2004-8 Cl. 1A 0.891%—09/25/2034[2]	995
1,027	Series 2005-5 Cl. 25A1 4.804%—07/25/2035[4]	851

		1,846

350	ChaseFlex Trust Series 2007-M1 Cl. 2F4 6.350%—08/25/2037[1]	301
319	Countrywide Alternative Loan Trust Series 2005-79CB Cl. A5 5.500%—01/25/2036	286
102	Series 2006-19CB Cl. A4 6.000%—08/25/2036[2]	95
167	Series 2007-5CB Cl. 1A13 6.000%—04/25/2037	145
389	Series 2007-5CB Cl. 1A4 6.000%—04/25/2037	338

		864

895	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA4 Cl. 1A1B 0.321%—08/25/2047[2]	746
620	Series 2007-AB1 Cl. A1 0.491%—04/25/2037[2]	348

		1,094

€132	Granite Mortgages plc Series 2004-2 Cl. 2A1 0.266%—06/20/2044[2]	145
$154	HarborView Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.408%—05/19/2035[2]	129
559	IndyMac IMSC Mortgage Loan Trust Series 2007-HOA1 Cl. A11 0.371%—07/25/2047[2]	405
208	Lehman XS Trust Series 2006-12N Cl. A31A 0.391%—08/25/2046[2]	159

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
	€26	Marche Mutui Srl Series 5 Cl. A 0.381%—10/27/2065[2]	$29
	60	Series 4 Cl. A 0.419%—02/25/2055[2]	64
	122	Series 6 Cl. A1 2.231%—01/27/2064[2]	136

			229

	$248	Merrill Lynch Mortgage Investors Trust Series 2006-1 Cl. 1A 2.477%—02/25/2036[4]	243
	224	Morgan Stanley Mortgage Loan Trust Series 2006-8AR Cl. 6A1 2.134%—06/25/2036[4]	219
	709	Residential Accredit Loans Inc. Series 2006-QS13 Cl. 1A6 6.000%—09/25/2036	575
	124	Residential Asset Securitization Trust Series 2006-A12 Cl. A2 6.250%—11/25/2036	91
	113	Thornburg Mortgage Securities Trust Series 2006-4 Cl. A2B 5.289%—07/25/2036[2]	112
	619	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 2.530%—10/20/2035[4]	564
	371	Washington Mutual Mortgage Pass Through Certificates Trust Series 2006-AR1 Cl. 2A1A 1.240%—01/25/2046[2]	360

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,057)		7,358

CORPORATE BONDS & NOTES—11.5%
	1,600	Ally Financial Inc. 3.500%—07/18/2016	1,626
	400	5.500%—02/15/2017	418

			2,044

	100	AT&T Inc. 1.212%—06/30/2020[4]	100
	200	2.450%—06/30/2020	197
	400	3.000%—06/30/2022	388
	500	3.400%—05/15/2025	479
	100	4.500%—05/15/2035	93
	200	4.750%—05/15/2046	185

			1,442

	€100	Banco Popular Espanol SA MTN[6] 11.500%—10/10/2018[4,7]	125
	200	Banco Santander SA 6.250%—09/11/2021[4,7]	218
	$200	Barclays Bank plc 7.750%—04/10/2023[4]	220
	€400	Barclays plc 6.500%—09/15/2019[4,7]	448
	200	8.000%—12/15/2020[4,7]	241

			689

	£100	BG Energy Capital plc 6.500%—11/30/2072[4]	168
	$100	Chesapeake Energy Corp. 3.539%—04/15/2019[2]	84
	2,600	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 0.624%—04/28/2017[2]	2,602
	400	Electricite de France SA 0.747%—01/20/2017[3,4]	401
	100	1.150%—01/20/2017[3]	100

			501

	€200	Hellenic Railways Organization SA 4.028%—03/17/2017	155
	$2,600	JP Morgan Chase & Co. MTN[6] 0.845%—04/25/2018[2]	2,591
	€100	National Bank of Greece SA 3.875%—10/07/2016	92
	$300	Navient Corp. MTN[6] 0.000%—11/01/2016[4,8]	285
	€100	Petrobras Global Finance BV 2.750%—01/15/2018	102
	$100	3.000%—01/15/2019	91
	200	4.375%—05/20/2023	168

			361

	€200	SSE plc 5.625%—10/01/2017[4,7]	236
	$2,500	Telefonica Emisiones SAU 0.931%—06/23/2017[2]	2,495
	200	Turkiye Garanti Bankasi AS 2.787%—04/20/2016[2,3]	201

	TOTAL CORPORATE BONDS & NOTES (Cost $14,820)		14,509

FOREIGN GOVERNMENT OBLIGATIONS—17.3%
	€100	Athens Urban Transportation Organisation MTN[6] 4.851%—09/19/2016	78
	100	Autonomous Community of Catalonia 4.950%—02/11/2020	118
R$	7,280	Brazil Letras Do Tesouro Nacional 0.000%—01/01/2018-01/01/2019[9]	1,536
	€3,949	Bundesobligation Inflation Linked[8] 0.750%—04/15/2018	4,466
COL$	579,302	Colombian TES 3.000%—03/25/2033[8]	173
	€700	Deutsche Bundesrepublik Inflation Linked Bond[8] 1.500%—04/15/2016	769
	836	France Government Bond OAT 0.250%—07/25/2018[8]	945
	2,437	Italy Buoni Poliennali Del Tesoro 1.700%—09/15/2018[8]	2,822
	796	2.100%—09/15/2017-09/15/2021[8]	943
	703	2.250%—04/22/2017[8]	798
	777	2.350%—09/15/2024[3,8]	974
	563	2.550%—10/22/2016[8]	634
	107	3.100%—09/15/2026[8]	144

			6,315

MEX$	4,253	Mexican Bonos 4.750%—06/14/2018	265
	1,900	Mexican Bonos de Proteccion Al Ahorro 3.320%—06/29/2017[2,8]	118
	5,889	Mexican Udibonos 4.000%—11/15/2040-11/08/2046[8]	397
	17,965	4.500%—12/04/2025-11/22/2035[8]	1,281

			1,678

NZD$	1,200	New Zealand Government Bond 2.000%—09/20/2025[8]	836
	€600	Slovenia Government Bond 4.700%—11/01/2016[3]	696
	700	Spain Government Bond 3.800%—04/30/2024[3]	895

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
€101	Spain Government Inflation Linked Bond[8] 0.550%—11/30/2019[3]	$112
201	1.000%—11/30/2030[3]	216

		328

£1,493	U.K. Gilt Inflation Linked[8] 0.125%—03/22/2024	2,531

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $24,760)		21,747

MORTGAGE PASS-THROUGH—1.4%
$1,300	Federal National Mortgage Association 0.500%—09/28/2015	1,300
400	4.000%—02/01/2041	427

TOTAL MORTGAGE PASS-THROUGH (Cost $1,692)		1,727

PURCHASED OPTIONS—0.1%
No. of Contracts
1	Commodity—Brent Crude Oil Futures $83.00—12/11/2015	—
3	Commodity—Brent Crude Oil Futures Swap Option $87.00—01/29/2016-03/31/2016	1
4	Commodity—Corn Futures $340.00—11/20/2015	1
	Commodity—Crude Oil Futures
1	$43.00—11/17/2015	2
1	$48.00—11/17/2015	3
1	$63.00—10/12/2015	1
4	Commodity—Light Sweet Crude Oil Futures $48.00—11/17/2015	14
1	Commodity—Heating Oil Futures $190.00—09/25/2015	—
1	Commodity—Natural Gas Futures $3.40—04/26/2016	1
8	$3.50—04/26/2016	10
43	Eurodollar Futures $99.38—12/14/2015	4
	Interest Rate Swap Option 1 year
6,900,000	0.800%—01/19/2016	8
7,000,000	0.950%—12/15/2015	5
8,100,000	1.500%—04/06/2016	6
1,900,000	Interest Rate Swap Option 20 year 3.070%—10/05/2015	6
1,000,000	Interest Rate Swap Option 30 year 2.680%—12/11/2017	125
120	U.S. Treasury Notes Futures 10 year $106.00—08/21/2015	2

TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $236)		189

U.S. GOVERNMENT AGENCIES—0.4%
(Cost $500)
Principal Amount (000s)
$500	Federal Home Loan Bank Discount Notes 0.000%—11/18/2015[9]	500

U.S. GOVERNMENT OBLIGATIONS—100.9%
Principal Amount (000s)		Value (000s)
$2,825	U.S. Treasury Bills 0.000%—10/15/2015-01/28/2016[9,10]	$2,824
980	U.S. Treasury Bonds 2.500%—02/15/2045	893
1,210	3.000%—11/15/2044-05/15/2045	1,227

		2,120

43,843	U.S. Treasury Inflation Indexed Bonds[8] 0.125%—04/15/2016-01/15/2023	43,859
903	0.250%—01/15/2025	884
2,005	0.375%—07/15/2025	1,988
17,648	0.625%—07/15/2021	18,099
1,616	0.750%—02/15/2045	1,498
16,036	1.250%—07/15/2020	17,000
2,315	1.375%—07/15/2018	2,432
1,551	1.375%—02/15/2044[10]	1,677
11,635	1.625%—01/15/2018	12,175
9,911	1.875%—07/15/2019	10,694
335	2.000%—01/15/2026	385
3,012	2.375%—01/15/2017-01/15/2027	3,515
3,826	2.500%—07/15/2016	3,926
875	2.500%—01/15/2029[10]	1,083
115	2.625%—07/15/2017	122
347	3.875%—04/15/2029[10]	493

		119,830

1,900	U.S. Treasury Notes 1.500%—05/31/2020	1,899
300	1.750%—03/31/2022[10]	297

		2,196

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $127,305)		126,970

SHORT-TERM INVESTMENTS—11.3%
REPURCHASE AGREEMENTS
13,300	Repurchase Agreement with Citigroup dated July 31, 2015 due August 03, 2015 at 0.290% collateralized by U.S. Treasury Notes (market value $13,502)	13,300
902	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $921)	902

TOTAL SHORT-TERM INVESTMENTS (Cost $14,202)		14,202

TOTAL INVESTMENTS—156.6% (Cost $200,128)		197,091

CASH AND OTHER ASSETS, LESS LIABILITIES—(56.6)%		(71,227)

TOTAL NET ASSETS—100.0%		$125,864

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2015

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BTP Futures (Sell)	4	€400	09/08/2015	$(3)
Mill Wheat Futures (Buy)	16	1	12/10/2015	(8)
Brent Crude Oil Futures (Buy)	5	$5	08/14/2015	(5)
Brent Crude Oil Futures (Buy)	15	15	10/15/2015	(157)
Brent Crude Oil Futures (Buy)	13	13	01/29/2016	(32)
Brent Crude Oil Futures (Buy)	1	1	02/29/2016	(3)
Brent Crude Oil Futures (Buy)	5	5	10/31/2016	(34)
Brent Crude Oil Futures (Sell)	1	1	09/15/2015	1
Brent Crude Oil Futures (Sell)	1	1	11/13/2015	—
Brent Crude Oil Futures (Sell)	4	4	04/29/2016	1
Brent Crude Oil Futures (Sell)	2	2	07/29/2016	13
Brent Crude Oil Futures (Sell)	4	4	01/31/2017	23
Cotton Futures (Buy)	1	50	03/08/2016	(1)
Cotton Futures (Sell)	1	50	12/08/2015	1
Eurodollar Futures-CME 90 day (Sell)	203	50,750	12/14/2015	(38)
Eurodollar Futures-CME 90 day (Sell)	14	3,500	03/14/2016	(17)
Eurodollar Futures-CME 90 day (Sell)	92	23,000	06/13/2016	(49)
Eurodollar Futures-CME 90 day (Sell)	92	23,000	09/19/2016	(61)
Eurodollar Futures-CME 90 day (Sell)	82	20,500	12/19/2016	(55)
Eurodollar Futures-CME 90 day (Sell)	53	13,250	03/13/2017	(27)
Gasoline Futures (Buy)	1	42	02/29/2016	(9)
Gasoline Futures (Sell)	7	294	08/31/2015	60
Gasoline Futures (Sell)	3	126	09/30/2015	16
Gasoline Futures (Sell)	13	546	10/30/2015	128
Gasoline Futures (Sell)	4	168	11/30/2015	50
Gold Futures (Sell)	7	1	12/29/2015	55
Heating Oil Futures (Buy)	1	42	11/30/2015	(12)
Light Sweet Crude Oil Futures (Buy)	2	2	09/21/2015	(2)
Light Sweet Crude Oil Futures (Buy)	1	1	09/22/2015	(1)
Light Sweet Crude Oil Futures (Buy)	2	2	12/18/2015	(11)
Light Sweet Crude Oil Futures (Buy)	2	2	02/22/2016	(22)
Light Sweet Crude Oil Futures (Buy)	5	5	05/19/2016	(48)
Light Sweet Crude Oil Futures (Buy)	12	12	05/20/2016	(80)
Light Sweet Crude Oil Futures (Buy)	2	2	08/22/2016	(20)
Light Sweet Crude Oil Futures (Buy)	24	24	11/21/2016	(103)
Light Sweet Crude Oil Futures (Sell)	4	4	08/20/2015	51
Light Sweet Crude Oil Futures (Sell)	1	1	10/20/2015	11
Light Sweet Crude Oil Futures (Sell)	9	9	11/19/2015	74
Light Sweet Crude Oil Futures (Sell)	29	29	11/20/2015	225
Light Sweet Crude Oil Futures (Sell)	1	1	12/21/2015	3
Light Sweet Crude Oil Futures (Sell)	2	2	05/22/2017	8
Light Sweet Crude Oil Futures (Sell)	3	3	11/20/2017	3
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	08/31/2015	1
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	09/30/2015	1
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	10/30/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	11/30/2015	—
LLS vs. WTI Light Sweet Crude Oil Swap Futures (Buy)	1	1	12/31/2015	—
Natural Gas Futures (Buy)	1	10	08/27/2015	(2)
Natural Gas Futures (Buy)	9	90	03/29/2016	(12)
Natural Gas Futures (Buy)	2	20	06/28/2016	(2)
Natural Gas Futures (Sell)	1	10	09/28/2015	2
Natural Gas Futures (Sell)	5	50	12/29/2015	7
Natural Gas Futures (Sell)	5	50	02/25/2016	7
Natural Gas Futures (Sell)	1	10	04/27/2016	1
Natural Gas Swap Futures (Buy)	7	18	12/29/2015	(18)
Natural Gas Swap Futures (Buy)	7	18	01/27/2016	(18)
Natural Gas Swap Futures (Buy)	7	18	02/25/2016	(19)
Natural Gas Swap Futures (Buy)	3	8	03/29/2016	(9)
Natural Gas Swap Futures (Buy)	7	18	04/27/2016	(21)
Natural Gas Swap Futures (Buy)	7	18	05/26/2016	(20)
Natural Gas Swap Futures (Buy)	11	28	06/28/2016	(20)
Natural Gas Swap Futures (Buy)	7	18	07/27/2016	(20)
Natural Gas Swap Futures (Buy)	7	18	08/29/2016	(20)
Natural Gas Swap Futures (Buy)	7	18	09/28/2016	(19)
Natural Gas Swap Futures (Buy)	7	18	10/27/2016	(18)
Natural Gas Swap Futures (Buy)	7	18	11/28/2016	(16)

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS—Continued

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Natural Gas Swap Futures (Buy)	1	$3	12/27/2018	$(3)
Natural Gas Swap Futures (Buy)	1	3	01/29/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	02/26/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	03/27/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	04/26/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	05/29/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	06/26/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	07/29/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	08/28/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	09/26/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	10/29/2019	(3)
Natural Gas Swap Futures (Buy)	1	3	11/26/2019	(3)
Platinum Futures (Buy)	14	1	10/28/2015	(55)
Red Wheat Futures (Buy)	4	20	09/14/2015	(7)
Soybean Futures (Buy)	6	30	03/14/2016	(5)
Soybean Futures (Buy)	4	20	05/13/2016	(8)
Soybean Futures (Sell)	10	50	01/14/2016	32
U.S. Treasury Bond Futures 30 year (Sell)	13	1,300	09/21/2015	(55)
U.S. Treasury Note Futures 5 year (Buy)	100	10,000	09/30/2015	44
U.S. Treasury Note Futures 10 year (Buy)	165	16,500	09/21/2015	62
Wheat Futures (Buy)	4	20	09/14/2015	(6)
Wheat Futures (Sell)	8	40	09/14/2015	2
Wheat Futures (Sell)	6	30	12/14/2015	2

Total Futures Contracts				$(320)

WRITTEN OPTIONS OPEN AT JULY 31, 2015

WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Premiums Received (000s)	Value (000s)
Commodity—Brent Crude Oil Futures (Put)	CME Group	4	$55.00	11/10/2015	$18	$(17)

WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 1 year (Call)	Deutsche Bank AG	400,000	243.20	[j]	06/01/2016	$—	$—
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,600,000	234.81	[j]	03/24/2020	18	(17)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	200,000	244.17	[j]	05/16/2024	1	(1)
Inflation-Linked Swap Option 20 year (Call)	Goldman Sachs Bank USA	500,000	120.72	[j]	06/22/2035	23	(13)
Variance Option S&P GSCI Energy Official Close Index ER (Call)	Goldman Sachs International	900,000	0.41	[v]	08/11/2015	4	—
Variance Option S&P GSCI Energy Official Close Index ER (Call)	Goldman Sachs International	700,000	0.73	[v]	08/11/2015	3	—
Variance Option S&P GSCI Energy Official Close Index ER (Call)	Goldman Sachs International	500,000	1.10	[v]	08/06/2015	1	—
Credit Default Option 5 year (Put)	Barclays Bank plc	600,000	1.000%		09/16/2015	1	—
Credit Default Option 5 year (Put)	Barclays Bank plc	300,000	1.000		08/19/2015	1	—
Credit Default Option 5 year (Put)	BNP Paribas SA	400,000	1.000		08/19/2015	1	—
Credit Default Option 5 year (Put)	Credit Suisse International	300,000	1.000		08/19/2015	1	—
Credit Default Option 5 year (Put)	Goldman Sachs International	3,100,000	1.000		09/16/2015	5	(1)
Credit Default Option 5 year (Put)	Goldman Sachs International	400,000	1.000		08/19/2015	1	—
Credit Default Option 5 year (Put)	JP Morgan Chase Bank NA	300,000	1.000		09/16/2015	1	—
Credit Default Option 5 year (Put)	Société Générale Paris	500,000	1.000		09/16/2015	1	—
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	6,900,000	0.520		01/19/2016	4	(2)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	6,900,000	0.660		01/19/2016	7	(4)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	7,900,000	2.000		10/01/2015	31	(18)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,200,000	2.500		12/11/2017	140	(113)
Interest Rate Swap Option 5 year (Call)	Deutsche Bank AG	1,700,000	2.800		10/23/2015	5	(7)
Interest Rate Swap Option 5 year (Call)	JP Morgan Chase Bank NA	2,400,000	2.910		09/14/2015	7	(9)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	3,700,000	2.910		09/14/2015	14	(16)
Interest Rate Swap Option 10 year (Put)	BNP Paribas SA	600,000	2.750		10/05/2015	3	(1)
Interest Rate Swap Option 10 year (Call)	Deutsche Bank AG	1,600,000	2.350		09/30/2015	10	(21)
Interest Rate Swap Option 10 year (Put)	Deutsche Bank AG	1,600,000	2.850		09/30/2015	14	(1)
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	500,000	1.750		08/20/2015	4	(1)

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	400,000	2.350%	09/30/2015	$2	$(5)
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Bank USA	500,000	2.400	08/20/2015	4	—
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Bank USA	400,000	2.850	09/30/2015	4	—
Interest Rate Swap Option 10 year (Call)	JP Morgan Chase Bank NA	600,000	1.900	09/09/2015	6	(4)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	1,100,000	2.750	10/05/2015	7	(2)
Interest Rate Swap Option 30 year (Put)	BNP Paribas SA	200,000	3.120	10/05/2015	3	(1)
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	500,000	3.120	10/05/2015	8	(3)
Commodity—Brent Crude Oil Futures (Put)	CME Group	1	$49.00	11/10/2015	2	(2)
Commodity—Corn Futures (Put)	CME Group	1	350.00	08/21/2015	—	—
Commodity—Corn Futures (Put)	CME Group	6	355.00	08/21/2015	2	(1)
Commodity—Crude Oil Futures (Call)	CME Group	1	— [k]	11/19/2015	—	—
Commodity—Crude Oil Futures (Call)	CME Group	1	— [k]	10/19/2015	—	—
Commodity—Crude Oil Futures (Call)	CME Group	1	— [k]	09/21/2015	—	—
Commodity—Crude Oil Futures (Call)	CME Group	4	— [k]	12/18/2015	1	—
Commodity—Crude Oil Futures (Call)	CME Group	4	— [k]	02/19/2016	—	—
Commodity—Crude Oil Futures (Call)	CME Group	4	— [k]	01/19/2016	1	—
Commodity—Crude Oil Futures (Call)	CME Group	2	(0.25)	11/19/2015	—	—
Commodity—Crude Oil Futures (Call)	CME Group	2	(0.25)	10/19/2015	—	—
Commodity—Crude Oil Futures (Call)	CME Group	2	(0.25)	09/21/2015	—	—
Commodity—Crude Oil Futures (Call)	CME Group	2	(0.25)	08/19/2015	—	—
Commodity—Crude Oil Futures (Put)	CME Group	5	(0.75)	11/19/2015	1	(1)
Commodity—Crude Oil Futures (Put)	CME Group	5	(0.75)	10/19/2015	1	(1)
Commodity—Crude Oil Futures (Put)	CME Group	5	(0.75)	09/21/2015	1	(1)
Commodity—Crude Oil Futures (Put)	CME Group	2	(1.00)	11/19/2015	—	(1)
Commodity—Crude Oil Futures (Put)	CME Group	2	(1.00)	10/19/2015	—	(1)
Commodity—Crude Oil Futures (Put)	CME Group	2	(1.00)	09/21/2015	—	—
Commodity—Crude Oil Futures (Put)	CME Group	2	(1.00)	08/19/2015	—	—
Commodity—Crude Oil Futures (Put)	CME Group	1	45.00	09/17/2015	1	(2)
Commodity—Crude Oil Futures (Put)	CME Group	3	48.00	09/17/2015	4	(8)
Commodity—Crude Oil Futures (Put)	Goldman Sachs International	1	55.00	11/10/2015	4	(4)
Commodity—Gasoline Futures (Call)	Bank of America NA	1	180.00	09/25/2015	1	—
Commodity—Gasoline Futures (Call)	Bank of America NA	1	190.00	09/25/2015	1	—
Commodity—Gasoline Futures (Call)	CME Group	1	215.00	11/24/2015	1	—
Commodity—Gold Futures (Put)	CME Group	1	1,050.00	08/26/2015	1	(1)
Commodity—Heating Oil Futures (Call)	CME Group	1	2.50	03/31/2016	2	(1)
Commodity—Heating Oil Futures (Call)	CME Group	1	2.50	02/29/2016	2	—
Commodity—Heating Oil Futures (Call)	CME Group	1	2.50	01/29/2016	2	—
Commodity—Natural Gas Futures (Call)	CME Group	1	3.05	08/26/2015	—	—
Commodity—Natural Gas Futures (Call)	CME Group	1	3.30	10/27/2015	1	(1)
Commodity—Natural Gas Futures (Call)	CME Group	8	3.40	10/27/2015	9	(4)
Commodity—Wheat Futures (Put)	CME Group	3	460.00	11/20/2015	2	(2)
Commodity—Wheat Futures (Put)	CME Group	2	475.00	08/21/2015	—	(1)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	1,200,000	4.00	03/17/2016	51	(34)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	111,000	3.55	08/27/2015	1	(1)
U.S. Treasury Note Futures 10 year (Call)	CME Group	9	127.00	08/21/2015	6	(8)
U.S. Treasury Note Futures 10 year (Put)	CME Group	9	124.00	08/21/2015	7	—

Total Written Options Not Settled Through Variation Margin					$440	$(315)

Total Written Options					$458	$(332)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	BNP Paribas SA	$166	$174	08/04/2015	$8
Brazilian Real (Buy)	BNP Paribas SA	1,016	1,110	08/04/2015	(94)
Brazilian Real (Buy)	Deutsche Bank AG	563	612	08/04/2015	(49)
Brazilian Real (Buy)	Goldman Sachs Bank USA	1,580	1,596	08/04/2015	(16)
Brazilian Real (Buy)	Goldman Sachs Bank USA	1,563	1,660	09/02/2015	(97)
Brazilian Real (Buy)	JP Morgan Chase Bank	27	27	08/04/2015	—
Brazilian Real (Sell)	BNP Paribas SA	1,017	1,027	08/04/2015	10
Brazilian Real (Sell)	Deutsche Bank AG	563	569	08/04/2015	6
Brazilian Real (Sell)	Goldman Sachs Bank USA	1,580	1,677	08/04/2015	97

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Sell)	JP Morgan Chase Bank	$27	$27	08/04/2015	$—
Brazilian Real (Sell)	JP Morgan Chase Bank	377	407	01/05/2016	30
Brazilian Real (Sell)	JP Morgan Chase Bank	2,894	3,350	04/04/2016	456
British Pound Sterling (Buy)	HSBC Bank USA	3,192	3,188	08/04/2015	4
British Pound Sterling (Sell)	Deutsche Bank AG	184	183	08/04/2015	(1)
British Pound Sterling (Sell)	HSBC Bank USA	3,191	3,187	09/02/2015	(4)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	3,008	3,031	08/04/2015	23
Canadian Dollar (Sell)	Bank of America NA	109	114	08/04/2015	5
Colombian Peso (Sell)	BNP Paribas SA	169	175	09/22/2015	6
Euro Currency (Buy)	Bank of America NA	2,298	2,278	08/04/2015	20
Euro Currency (Buy)	Citibank NA	181	182	09/02/2015	(1)
Euro Currency (Buy)	HSBC Bank USA	21,195	21,331	08/04/2015	(136)
Euro Currency (Buy)	UBS AG	883	888	08/04/2015	(5)
Euro Currency (Sell)	Bank of America NA	2,077	2,105	08/04/2015	28
Euro Currency (Sell)	BNP Paribas SA	288	289	08/04/2015	1
Euro Currency (Sell)	Citibank NA	187	188	08/04/2015	1
Euro Currency (Sell)	Deutsche Bank AG	138	139	08/04/2015	1
Euro Currency (Sell)	Goldman Sachs Bank USA	329	336	08/04/2015	7
Euro Currency (Sell)	HSBC Bank USA	21,350	21,675	08/04/2015	325
Euro Currency (Sell)	HSBC Bank USA	21,203	21,339	09/02/2015	136
Euro Currency (Sell)	JP Morgan Chase Bank NA	7	7	08/04/2015	—
Hungarian Forint (Sell)	Deutsche Bank AG	1,281	1,261	10/21/2015	(20)
Indian Rupee (Buy)	Bank of America NA	2,594	2,623	10/20/2015	(29)
Indian Rupee (Buy)	Goldman Sachs Bank USA	2,088	2,072	08/24/2015	16
Japanese Yen (Buy)	JP Morgan Chase Bank NA	1,079	1,082	08/04/2015	(3)
Japanese Yen (Sell)	BNP Paribas SA	1,080	1,080	08/04/2015	—
Japanese Yen (Sell)	JP Morgan Chase Bank NA	1,080	1,083	09/02/2015	3
Mexican Peso (Buy)	UBS AG	1,042	1,067	09/30/2015	(25)
Mexican Peso (Sell)	UBS AG	3,341	3,406	09/30/2015	65
New Zealand Dollar (Sell)	Goldman Sachs Bank USA	722	739	08/04/2015	17
South African Rand (Sell)	Deutsche Bank AG	91	93	10/21/2015	2
South Korean Won (Sell)	HSBC Bank USA	697	719	10/20/2015	22

Total Forward Currency Contracts					$809

SWAP AGREEMENTS OPEN AT JULY 31, 2015

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	2.000%	09/17/2024		€600	$(32)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	0.750	09/16/2025		5,700	185
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.250	09/16/2045		400	(41)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.500	03/16/2046		200	(42)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.000	09/16/2025		£3,590	(80)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.000	09/16/2045		1,810	78
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.145	04/02/2020	MEX$	41,500	(14)
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.390	07/10/2025		9,300	(8)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.300	05/06/2017		$9,100	(19)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	12/16/2017		900	(1)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/16/2020		7,500	35
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.250	12/16/2022		4,500	—
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.500	12/16/2025		9,700	(234)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	12/16/2045		11,200	(401)

Interest Rate Swaps							$(574)

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CENTRALLY CLEARED SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America High Yield Index Series 24	Buy	5.000%	06/20/2020	3.405%	$34	$31	$495	$3
ICE Group	Dow Jones CDX North America Investment Grade Index Series 23	Buy	1.000	12/20/2019	0.632	(26)	(32)	1,800	6
ICE Group	Dow Jones CDX North America Investment Grade Index Series 24	Buy	1.000	06/20/2020	0.635	4	4	300	—

Credit Default Swaps									$9

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	French Consumer Price Index Ex Tobacco Index	Pay	1.625%	06/18/2025	€200	$4
Bank of America NA	UK Retail Prices Index All Items NSA	Pay	3.430	06/15/2030	£600	19
Bank of America NA	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044	600	35
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	400	8
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.550	12/11/2044	100	8
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044	200	19
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044	100	9
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140	01/14/2030	710	(13)
JP Morgan Chase Bank NA	UK Retail Prices Index All Items NSA	Pay	3.528	09/23/2044	300	24
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.320	05/15/2030	300	3
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044	200	15
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Receive	2.085	10/11/2017	$2,800	(110)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	5,600	(330)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.485	11/19/2016	1,500	(27)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.000	11/20/2016	2,300	(41)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.473	11/21/2016	400	(7)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016	800	(21)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.845	11/29/2016	3,400	(92)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018	900	(43)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.725	03/04/2019	175	(2)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	04/15/2016	1,900	(40)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.415	02/12/2017	1,400	(76)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.205	10/11/2018	1,700	(84)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016	6,500	(194)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	8,200	(482)

Interest Rate Swaps						$(1,418)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS TOTAL RETURN SWAPS ON INDICES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Brent Crude Subindex 1 Month Forward	08/17/2015	$349	1	$(30)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Brent Crude Subindex Total Return	08/17/2015	349	1	27
Bank of America NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/17/2015	18,735	94	(1,276)
BNP Paribas SA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/17/2015	5,190	26	(353)
Credit Suisse International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/17/2015	4,747	24	(323)
Goldman Sachs Bank USA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/17/2015	13,133	56	(895)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/17/2015	13,516	54	(901)
Morgan Stanley Capital Services LLC	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/17/2015	55,941	258	(3,793)
Société Générale Paris	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/17/2015	10,988	55	(748)

8

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued TOTAL RETURN SWAPS ON INDICES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	0.120%	Pay	Citi Commodities Custom BCOM Index	08/17/2015	$13,953	136	$(1,492)
JP Morgan Chase Bank NA	0.350	Pay	JP Morgan FNJ Commodity Index	08/17/2015	3,296	33	52

Total Return Swaps on Indices							$(9,732)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Diesel, EBOB, Fuel Oil, Naptha and Sulfur vs. Brent Crude Oil	Receive	$6.47	12/31/2016	1,200	$—
JP Morgan Chase Bank NA	Diesel, EBOB, Fuel Oil, Naptha and Sulfur vs. Brent Crude Oil	Receive	6.50	12/31/2016	1,200	—
JP Morgan Chase Bank NA	EBOB vs. Brent Crude Oil	Receive	8.90	09/30/2016	6,000	4
JP Morgan Chase Bank NA	EBOB vs. Brent Crude Oil	Receive	8.95	09/30/2016	3,000	2
Goldman Sachs International	Jet Fuel, Naptha and Fuel Oil vs. Brent Crude Oil	Receive	1.94	12/31/2015	3,000	2
Goldman Sachs International	Jet Fuel, Naptha and Fuel Oil vs. Brent Crude Oil	Receive	2.04	12/31/2015	3,000	2
Goldman Sachs International	Jet Fuel, Naptha and Fuel Oil vs. Brent Crude Oil	Receive	1.94	03/31/2016	3,000	—
Goldman Sachs International	Jet Fuel, Naptha and Fuel Oil vs. Brent Crude Oil	Receive	2.04	03/31/2016	3,000	(1)
Bank of America NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.75)	12/31/2015	570	—
Bank of America NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(8.15)	12/31/2015	5,000	29
BNP Paribas SA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.55)	12/31/2015	895	—
Citibank NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.50)	12/31/2015	445	—
Goldman Sachs International	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.40)	12/31/2015	535	—
Goldman Sachs International	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(3.00)	12/31/2015	825	(1)
JP Morgan Chase Bank NA	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(2.30)	12/31/2015	1,255	—
Morgan Stanley Capital Services LLC	Light Louisiana Sweet Crude Oil vs. Brent Crude Oil Spread	Receive	(3.30)	12/31/2015	475	(1)
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	1,154.88	01/11/2016	100	6
Goldman Sachs International	London Platinum & Palladium Market Platinum PM Fix Price/USD	Receive	1,032.38	01/11/2016	100	(5)

Total Return Swaps on Commodities						$37

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	$0.06	11/25/2015	$90	$4
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.08	03/24/2020	179	1
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.08	04/22/2020	531	2
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.09	04/27/2020	341	3
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.09	04/28/2020	169	2
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.07	07/29/2020	377	3
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.11	04/29/2020	152	5
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.11	05/07/2020	150	5
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.09	07/24/2020	167	2
Morgan Stanley Capital Services LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.05	04/21/2016	520	13
Goldman Sachs International	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.11	11/25/2015	70	(3)
Morgan Stanley Capital Services LLC	London Silver Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.09	04/21/2016	400	(5)
Deutsche Bank AG	S&P GSCI Crude Oil Official Close Index	Pay	0.06	11/17/2015	50	(6)
Deutsche Bank AG	West Texas Intermediate Crude Oil Futures December 2015	Pay	0.04	11/17/2015	60	5

Variance Swaps on Commodities						$31

9

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	JSC GAZPROM	Sell	1.000%	03/20/2016	3.767%	$(2)	$(15)	$200	$13
JP Morgan Chase Bank NA	JSC GAZPROM	Sell	1.000	03/20/2016	3.767	(2)	(14)	200	12
Goldman Sachs International	Sberbank	Sell	1.000	03/20/2016	4.447	(2)	(6)	100	4

Credit Default Swaps									$29

Total Swaps									$(11,618)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$9,889	$—	$9,889
Collateralized Mortgage Obligations	—	7,358	—	7,358
Corporate Bonds & Notes	—	14,509	—	14,509
Foreign Government Obligations	—	21,747	—	21,747
Mortgage Pass-Through	—	1,727	—	1,727
Purchased Options	38	151	—	189
U.S. Government Agencies	—	500	—	500
U.S. Government Obligations	—	126,970	—	126,970
Short-Term Investments
Repurchase Agreements	—	14,202	—	14,202

Total Investments in Securities	$38	$197,053	$—	$197,091

Financial Derivative Instruments—Assets
Forward Currency Contracts	$—	$1,289	$—	$1,289
Futures Contracts	884	—	—	884
Swap Agreements	—	649	—	649

Total Financial Derivative Instruments—Assets	$884	$1,938	$—	$2,822

Liability Category
Financial Derivative Instruments—Liabilities
Forward Currency Contracts	$—	$(480)	$—	$(480)
Futures Contracts	(1,204)	—	—	(1,204)
Swap Agreements	—	(12,267)	—	(12,267)
Written Options	(57)	(275)	—	(332)

Total Financial Derivative Instruments—Liabilities	$(1,261)	$(13,022)	$—	$(14,283)

Total Investments	$(339)	$185,969	$—	$185,630

There were no Level 3 holdings at October 31, 2014 or July 31, 2015.

Of the Level 1 investments presented above, certain Purchased Options and Written Options valued at $3 and $(21), respectively, were categorized in Level 2 at July 31, 2015. Transfers from Level 2 to Level 1 were the result of exchange traded securities where quoted prices from an active market were unavailable (Level 2), and have become available (Level 1).

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

10

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$980	$(10,781)
Credit Contracts	38	(1)
Foreign Exchange Contracts	1,289	(515)
Interest Rate Contracts	704	(2,986)

Total	$3,011	$(14,283)

11

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	Step coupon security, the stated rate represents the rate in effect at July 31, 2015.

2	Floating rate security, the stated rate represents the rate in effect at July 31, 2015.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $6,091 or 5% of net assets.

4	Variable rate security, the stated rate represents the rate in effect at July 31, 2015.

5	CLO after the name of a security stands for Collateralized Loan Obligations.

6	MTN after the name of a security stands for Medium Term Note.

7	Perpetuity bond, the maturity date represents the next callable date.

8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	Zero coupon bond.

10	At July 31, 2015, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $3,629 or 3% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

j	Amount represents Index Value.

k	Strike price to be determined at future date.

v	Amount represents the initial strike value of variance of the price of the underlying commodity or index.

R$	Brazilian Real.

£	British Pound.

COL$	Colombian Peso.

€	Euro.

MEX$	Mexican Peso.

NZD$	New Zealand Dollar.

The accompanying notes are an integral part of the Portfolio of Investments.

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -2.4%)

ASSET-BACKED SECURITIES—22.3%

Principal Amount (000s)		Value (000s)
$42	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP2 Cl. A1 0.346%—08/25/2036[1]	$36
500	Asset Backed Securities Corp. Series 2005-HE6 Cl. M5 0.871%—07/25/2035[1]	407
€48	Avoca CLO III plc[2] Series III-X Cl. A 0.348%—09/15/2021[1]	53
$873	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 Cl. 2A1 0.591%—09/25/2046[1]	753
39	Belle Haven ABS CLO Ltd.[2] Series 2004-1A Cl. A1ST 0.660%—11/03/2044[1,3]	20
79	Series 2004-1A Cl. A1SB 0.700%—11/03/2044[1,3]	42

		62

395	Countrywide Asset-Backed Certificates Series 2007-2 Cl. 2A3 0.331%—08/25/2037[1]	357
449	Series 2007-BC3 Cl. 1A 0.371%—11/25/2047[1]	357
385	Series 2007-11 Cl. 2A3 0.381%—06/25/2047[1]	353
100	Series 2006-1 Cl. AF5 5.884%—08/25/2015[4]	78

		1,145

173	Credit-Based Asset Servicing and Securitization LLC Series 2007-CB3 Cl. A3 5.731%—08/25/2015[4]	106
173	Series 2007-CB3 Cl. A4 5.971%—08/25/2015[4]	108

		214

591	First Franklin Mortgage Loan Trust Series 2004-FF8 Cl. M3 1.616%—10/25/2034[1]	495
500	Fremont Home Loan Trust Series 2005-FHLT Cl. D M1 0.601%—11/25/2035[1]	367
300	Goldentree Loan Opportunities VII Ltd. Series 2013-7A Cl. A 1.445%—04/25/2025[1,3]	297
49	Huntington CLO Ltd.[2] Series 2005-1A Cl. A1A 0.574%—11/05/2040[1,3]	47
51	Indymac Residential Asset Backed Trust Series 2007-B Cl. 2A2 0.351%—07/25/2037[1]	32
200	JP Morgan Mortgage Acquisition Trust Series 2006-CW1 Cl. A5 0.431%—05/25/2036[1]	180
662	Morgan Stanley ABS Capital I Inc. Trust Series 2007-HE2 Cl. A2B 0.281%—01/25/2037[1]	381
83	Series 2007-NC1 Cl. A2C 0.331%—11/25/2036[1]	54
96	Series 2006-NC5 Cl. A4 0.341%—10/25/2036[1]	66

		501

100	Morgan Stanley Capital I Inc. Trust Series 2006-HE1 Cl. A4 0.481%—01/25/2036[1]	90
13	Newcastle CLO V Ltd.[2] Series 2004-5A Cl. 1 0.622%—12/24/2039[1,3]	12
300	OHA Credit Partners VIII Ltd. Series 2013-8A Cl. A 1.294%—04/20/2025[1,3]	298
67	Ownit Mortgage Loan Asset Backed Certificates Series 2006-4 Cl. A2C 0.341%—05/25/2037[1]	47
567	RASC Trust Series 2003-KS4 Cl. AIIB 0.771%—06/25/2033[1]	484
53	Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Cl. M1 0.956%—02/25/2034[1]	50
132	Sierra Madre Funding Ltd. Series 2004-1A Cl. A1A 0.568%—09/07/2039[1,3]	106
308	Series 2004-1A Cl. ALTB 0.588%—09/07/2039[1,3]	245

		351

104	SLM Student Loan Trust Series 2010-A Cl. 2A 3.437%—05/16/2044[1,3]	109
42	Stone Tower Capital LLC Series 2007-6A Cl. A1 0.519%—04/17/2021[1,3]	41
37	Structured Asset Investment Loan Trust Series 2005-8 Cl. A4 0.551%—10/25/2035[1]	37
300	Tralee CLO III Ltd.[2] Series 2014-3A Cl. A2 1.524%—07/20/2026[1,3]	298
70	Triaxx Prime CLO[2] Series 2007-1A Cl. A1D 0.449%—10/02/2039[1,3]	55

TOTAL ASSET-BACKED SECURITIES (Cost $5,471)		6,461

BANK LOAN OBLIGATIONS—0.3%
(Cost $100)
100	Charter Com Operating LLC Term Loan I 3.750%—01/20/2023[5]	100

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CERTIFICATES OF DEPOSIT—0.9%
(Cost $250)
Principal Amount (000s)		Value (000s)
CERTIFICATES OF DEPOSIT
$250	Sumitomo Mitsui Banking Corp. 0.614%—04/29/2016[1]	$250

COLLATERALIZED MORTGAGE OBLIGATIONS—7.8%
45	American Home Mortgage Assets Trust Series 2006-2 Cl. 1A1 1.130%—09/25/2046[1]	32
18	Banc of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	19
57	Banc of America Funding Trust Series 2007-D Cl. 1A4 0.418%—06/20/2047[1]	55
13	Series 2004-A Cl. 4A1 2.648%—06/20/2032[5]	13

		68

59	BCAP LLC Trust Series 2011 Cl. RR5 5.250%—06/26/2036[3]	51
29	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-5 Cl. A2 2.260%—08/25/2035[1]	29
6	Series 2004-10 Cl. 15A1 2.635%—01/25/2035[5]	6
12	Series 2005-1 Cl. 4A1 2.719%—03/25/2035[5]	12

		47

679	Bear Stearns Alt-A Trust Series 2006-4 Cl. 12A1 0.531%—08/25/2036[1]	537
€93	Berica ABS Srl Series 2011-1 Cl. A1 0.285%—12/31/2055[1]	101
$49	Citigroup Mortgage Loan Trust Inc. Series 2005-3 Cl. 1A1 0.019%—08/25/2035[5]	47
32	First Horizon Mortgage Pass Through Trust Series 2005-AR4 Cl. 2A1 2.576%—10/25/2035[5]	29
€2	Granite Mortgages plc Series 2003-3 Cl. 2A 0.361%—01/20/2044[1]	2
£22	Series 2004-3 Cl. 3A2 0.952%—09/20/2044[1]	34

		36

$20	Impac CMB Trust Series 2004-4 Cl. 1A1 0.831%—09/25/2034[1]	19
9	IndyMac IMSC Mortgage Loan Trust Series 2004-AR6 Cl. 5A1 2.515%—10/25/2034[5]	9
5	JP Morgan Alternative Loan Trust Series 2006-A3 Cl. 1A3 0.341%—07/25/2036[1]	5
19	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8 Cl. 1A1 5.397%—05/15/2045	20
254	JP Morgan Mortgage Trust Series 2006-A2 Cl. 1A1 2.808%—04/25/2036[5]	231
9	Series 2006-S2 Cl. 2A2 5.875%—06/25/2021	9

		240

10	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.181%—05/25/2034[5]	10
74	Merrill Lynch Mortgage Investors Trust Series 2003-H Cl. A3A 1.931%—01/25/2029[5]	74
114	Morgan Stanley Capital I Trust Series 2007-IQ14 Cl. A1A 5.665%—04/15/2049[5]	121
44	Structured Asset Securities Corp. Series 2005-16 Cl. 1A2 5.500%—09/25/2035	44
333	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Cl. A1A 5.715%—06/15/2049[5]	351
57	Series 2006-C27 Cl. 1A1 5.749%—07/15/2045[5]	58
48	Series 2007-C33 Cl. 1A1 5.951%—02/15/2051[5]	52

		461

11	Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-AR6 Cl. 2A1A 0.421%—04/25/2045[1]	11
45	Series 2005-AR9 Cl. A1A 0.511%—07/25/2045[1]	44
95	Series 2007-HY3 Cl. 2A1 2.132%—03/25/2037[5]	84
151	Series 2007-HY4 Cl. 3A1 4.437%—04/25/2037[5]	140

		279

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,150)		2,249

CORPORATE BONDS & NOTES—41.8%
100	Abbey National Treasury Services plc 4.000%—04/27/2016	102
400	AbbVie Inc. 1.040%—11/06/2015[1]	401
100	2.500%—05/14/2020	99

		500

100	Actavis Funding SCS 1.543%—03/12/2020[1]	101
100	AES Corp. 3.283%—06/01/2019[1]	99
200	Ally Financial Inc. 3.500%—07/18/2016	203
400	5.500%—02/15/2017	419

		622

1,000	American International Group Inc. 2.375%—08/24/2015	1,001
400	Anglo American Capital plc 1.239%—04/15/2016[1,3]	400
100	AT&T Inc. 3.400%—05/15/2025	96
100	4.750%—05/15/2046	92

		188

100	Bank of America Corp. 0.604%—08/15/2016[1]	100
200	2.000%—01/11/2018	201
300	5.750%—12/01/2017	326
100	6.500%—08/01/2016	105

		732

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued

Principal Amount (000s)			Value (000s)
	$100	Bank of America Corp. MTN[6] 1.101%—03/22/2016[5]	$100
	100	6.400%—08/28/2017	109

			209

	380	BP Capital Markets plc 0.610%—11/06/2015[1]	380
	200	BPCE SA 5.150%—07/21/2024[3]	206
	200	CIT Group Inc. 4.250%—08/15/2017	205
	100	Citigroup Inc. 1.255%—07/25/2016[1]	100
	100	Cox Communications Inc. 5.875%—12/01/2016[3]	106
	€100	Credit Agricole SA 6.500%—06/23/2021[5,7]	114
	$300	Ford Motor Credit Co. LLC 4.207%—04/15/2016	306
	400	Ford Motor Credit Co. LLC MTN[6] 1.069%—01/17/2017[1]	399
	200	Gazprom OAO Via Gaz Capital SA 5.092%—11/29/2015[3]	202
	400	General Mills Inc. 0.594%—01/29/2016[1]	400
	100	Goldman Sachs Group Inc. 3.500%—01/23/2025	98
	€100	Hellenic Railways Organization SA 4.028%—03/17/2017	77
	$400	Imperial Tobacco Finance plc 2.050%—02/11/2018[3]	400
	300	International Lease Finance Corp. 8.625%—09/15/2015	302
	100	8.750%—03/15/2017	110

			412

	100	JP Morgan Chase & Co. 1.195%—01/25/2018[1]	101
	400	3.450%—03/01/2016	406

			507

	100	JP Morgan Chase & Co. MTN[6] 0.902%—02/26/2016[1]	100
	300	1.100%—10/15/2015	300

			400

	200	KBC Bank NV 8.000%—01/25/2023[5]	220
	100	Kroger Co. 2.200%—01/15/2017	101
	400	Metropolitan Life Global Funding I 0.411%—06/23/2016[1,3]	400
	100	MGM Resorts International 6.875%—04/01/2016	104
	100	Morgan Stanley 1.750%—02/25/2016	101
	100	Mylan Inc. 1.800%—06/24/2016	100
	200	NBCUniversal Enterprise Inc. 0.826%—04/15/2016[1,3]	200
	100	Petrobras Global Finance BV 2.643%—03/17/2017[1]	98
	100	5.375%—01/27/2021	93

			191

	300	Pricoa Global Funding I MTN[6] 0.426%—05/16/2016[1,3]	300
	200	Sinopec Group Overseas Development 2014 Ltd. 1.063%—04/10/2017[1,3]	200
	100	SLM Corp. MTN[6] 8.450%—06/15/2018	108
	200	Verizon Communications Inc. 1.816%—09/15/2016[1]	203
	100	5.150%—09/15/2023	110

			313

	200	Volkswagen Group of America Finance LLC 0.502%—05/23/2016[1,3]	200
	1,200	Volkswagen International Finance NV 1.150%—11/20/2015[3]	1,202
	100	Wells Fargo & Co. 0.494%—10/28/2015[1]	100

	TOTAL CORPORATE BONDS & NOTES (Cost $12,124)		12,106

FOREIGN GOVERNMENT OBLIGATIONS—7.6%
R$	2,000	Brazil Letras Do Tesouro Nacional 0.000%—10/01/2015[8]	571
	2,400	Brazil Notas Do Tesouro Nacional Série F 10.000%—01/01/2021-01/01/2025	606
	€100	Hellenic Republic Government Bond 3.000%—02/24/2020[4]	51
	100	3.375%—07/17/2017[3]	81

			132

	200	Italy Buoni Poliennali Del Tesoro 5.000%—03/01/2025[3]	282
	200	5.000%—09/01/2040	309

			591

	$200	Slovenia Government International Bond 5.250%—02/18/2024	221
	€50	Spain Government Bond 5.150%—10/31/2044[3]	79

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,586)		2,200

MORTGAGE PASS-THROUGH—2.2%
	$96	Federal Home Loan Mortgage Corp. 1.558%—10/25/2021[5]	7
	49	Federal Home Loan Mortgage Corp. REMIC[9] 11.631%—04/15/2044[1]	51
	39	12.997%—02/15/2044[1]	40

			91

	7	Federal National Mortgage Association 2.394%—07/01/2032[1]	7
	76	2.792%—11/01/2042[1]	78
	11	4.500%—02/01/2026	12

			97

	23	Federal National Mortgage Association REMIC[9] 0.311%—03/25/2034[1]	23
	400	Government National Mortgage Association TBA[10] 3.500%—09/19/2043	417

	TOTAL MORTGAGE PASS-THROUGH (Cost $634)		635

15

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MUNICIPAL BONDS—2.3%

Principal Amount (000s)		Value (000s)
$100	Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	$80
100	6.000%—06/01/2042	81

		161

100	California State 7.600%—11/01/2040	149
100	City of Chicago Il 7.750%—01/01/2042	99
200	New York City, NY 5.887%—12/01/2024	243

TOTAL MUNICIPAL BONDS (Cost $540)		652

PREFERRED STOCKS—0.0%
(Cost $10)
Shares
CONSUMER FINANCE—0.0%
375	Ally Financial Inc.	10

PURCHASED OPTIONS—0.3%
No. of Contracts
125,000	Currency Option U.S. Dollar vs. Chinese Yuan $6.40—02/02/2016	1
125,000	$6.50—02/02/2016	1
125,000	$7.40—02/02/2016	—
125,000	$7.50—02/02/2016	—
300,000	Currency Option U.S. Dollar vs. Japanese Yen $123.50—08/24/2015	3
500,000	Interest Rate Floor Option 1.180%—11/24/2015	—
17,800,000	Interest Rate Swap Option 2 year 0.950%—12/01/2015-01/06/2016	26
12,300,000	Interest Rate Swap Option 3 year 1 year 2.900%—02/04/2016-02/18/2016	12
1,200,000	Interest Rate Swap Option 30 year 3.750%—10/27/2017-11/27/2017	41
10	U.S. Treasury Notes Futures 10 year $105.50—08/21/2015	—
20	$108.50—08/21/2015	—

TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $122)		84

(Cost $100)
Principal Amount (000s)		Value (000s)
$100	Federal Home Loan Bank Discount Notes 0.000%—11/12/2015[8]	100

U.S. GOVERNMENT OBLIGATIONS—16.6%
100	U.S. Treasury Bonds 3.000%—11/15/2044	101
400	3.125%—08/15/2044	415

		516

300	U.S. Treasury Inflation Indexed Bonds[11] 0.125%—07/15/2024	292
803	0.250%—01/15/2025	786
1,080	2.000%—01/15/2026	1,239
126	2.375%—01/15/2025	148

		2,465

700	U.S. Treasury Notes 1.875%—11/30/2021	701
300	2.000%—05/31/2021	304
800	2.125%—09/30/2021	814

		1,819

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $4,800)		4,800

SHORT-TERM INVESTMENTS—2.1%
CERTIFICATES OF DEPOSIT—1.4%
400	Credit Suisse NY 0.602%—08/24/2015[1]	400

REPURCHASE AGREEMENTS—0.7%
212	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Notes (market value $220)	212

TOTAL SHORT-TERM INVESTMENTS (Cost $612)		612

TOTAL INVESTMENTS—104.5% (Cost $29,499)		30,259

CASH AND OTHER ASSETS, LESS LIABILITIES—(4.5)%		(1,298)

TOTAL NET ASSETS—100.0%		$28,961

FUTURES CONTRACTS OPEN AT JULY 31, 2015

Description	Number of Contracts	Aggregate Face Value (000s)		Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Canadian Government Bond Futures 10 year (Sell)	4	CAD$	400	09/21/2015	$(12)
Euro-BTP Futures (Buy)	5		€500	09/08/2015	9
Euro-Bund Futures (Sell)	2		200	09/08/2015	(6)
Eurodollar Futures-CME 90 day (Buy)	25		$6,250	12/14/2015	18
Eurodollar Futures-CME 90 day (Sell)	8		2,000	06/13/2016	(3)
Eurodollar Futures-CME 90 day (Sell)	5		1,250	09/19/2016	(3)
Eurodollar Futures-CME 90 day (Sell)	62		15,500	12/19/2016	(45)
Eurodollar Futures-CME 90 day (Sell)	5		1,250	03/13/2017	(2)
U.S. Treasury Note Futures 10 year (Buy)	10		1,000	09/21/2015	11

Total Futures Contracts					$(33)

16

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JULY 31, 2015

WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN

Description	Counterparty	Number of Contracts	Strike Index/ Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Interest Rate Floor Option (Call)	Goldman Sachs Bank USA	1,000,000	0.850%	11/24/2015	$1	$—
Interest Rate Swap Option 2 year 1 year (Put)	Bank of America NA	100,000	2.500	02/04/2016	—	—
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley Capital Services LLC	6,100,000	2.500	02/18/2016	13	(8)
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley Capital Services LLC	6,100,000	2.500	02/04/2016	13	(7)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.460	11/27/2017	15	(8)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.530	11/27/2017	17	(8)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	800,000	3.550	11/27/2017	14	(8)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	300,000	1.550	09/17/2015	2	(1)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	300,000	2.050	09/17/2015	2	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	800,000	3.530	02/29/2016	10	—
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	2,600,000	3.550	10/27/2017	45	(23)
Interest Rate Swap Option 10 year (Call)	Bank of America NA	300,000	2.150	12/01/2015	3	(3)
Interest Rate Swap Option 10 year (Call)	Bank of America NA	600,000	2.300	12/01/2015	7	(8)
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	1,200,000	2.300	12/01/2015	17	(17)
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	300,000	2.330	08/17/2015	1	(2)
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Bank USA	300,000	2.750	08/13/2015	1	—
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	700,000	1.750	01/06/2016	8	(2)
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	1,000,000	2.000	12/16/2015	12	(6)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Bank of America NA	34,000	$3.96	03/10/2016	1	(1)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	140,000	3.69	10/29/2015	2	(3)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	97,000	3.96	03/10/2016	3	(3)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	Barclays Bank plc	18,000	7.00	02/02/2016	—	—
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	Credit Suisse International	24,400	6.90	02/02/2016	—	—
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	JP Morgan Chase Bank NA	225,600	6.90	02/02/2016	3	(1)
Currency Option U.S. Dollar vs. Chinese Yuan (Call)	UBS AG Stamford	232,000	7.00	02/02/2016	2	—
Currency Option U.S. Dollar vs. Japanese Yen (Call)	Bank of America NA	300,000	127.50	08/24/2015	1	—
Currency Option Euro vs. Australian Dollar (Call)	BNP Paribas SA	273,000	1.49	09/28/2015	4	(7)
Currency Option Euro vs. Australian Dollar (Put)	BNP Paribas SA	273,000	1.41	09/28/2015	2	—
Currency Option Euro vs. U.S. Dollar (Put)	Bank of America NA	400,000	1.07	08/10/2015	3	(1)

Total Written Options Not Settled Through Variation Margin					$202	$(117)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Australia and New Zealand Banking Group	$294	$293	09/02/2015	$(1)
Australian Dollar (Sell)	Bank of America NA	295	310	08/04/2015	15
Brazilian Real (Buy)	BNP Paribas SA	462	467	08/04/2015	(5)
Brazilian Real (Buy)	Credit Suisse International	30	30	08/04/2015	—
Brazilian Real (Buy)	Goldman Sachs Bank USA	137	145	08/04/2015	(8)
Brazilian Real (Buy)	JP Morgan Chase Bank	356	382	08/04/2015	(26)
Brazilian Real (Sell)	Bank of America NA	163	174	05/03/2016	11
Brazilian Real (Sell)	BNP Paribas SA	462	505	08/04/2015	43
Brazilian Real (Sell)	BNP Paribas SA	572	799	10/02/2015	227
Brazilian Real (Sell)	Credit Suisse International	29	30	08/04/2015	1
Brazilian Real (Sell)	Goldman Sachs Bank USA	137	138	08/04/2015	1
Brazilian Real (Sell)	Goldman Sachs Bank USA	136	144	09/02/2015	8
Brazilian Real (Sell)	JP Morgan Chase Bank	355	359	08/04/2015	4
Brazilian Real (Sell)	JP Morgan Chase Bank	224	237	05/03/2016	13
Brazilian Real (Sell)	UBS AG	252	360	01/04/2017	108
Brazilian Real (Sell)	UBS AG	242	352	07/05/2017	110
British Pound Sterling (Sell)	Bank of America NA	9	9	08/04/2015	—
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	41	41	08/04/2015	—
Canadian Dollar (Sell)	Bank of America NA	62	65	08/04/2015	3
Chinese Yuan (Sell)	Australia and New Zealand Banking Group	198	198	11/03/2015	—
Chinese Yuan (Sell)	Bank of America NA	91	91	11/03/2015	—
Chinese Yuan (Sell)	Deutsche Bank AG	163	163	11/03/2015	—
Chinese Yuan (Sell)	HSBC Bank USA	67	67	11/03/2015	—
Chinese Yuan (Sell)	UBS AG	201	201	11/03/2015	—
Euro Currency (Buy)	Bank of America NA	609	617	08/04/2015	(8)
Euro Currency (Buy)	Bank of America NA	25	31	06/13/2016	(6)
Euro Currency (Buy)	Bank of America NA	612	600	06/13/2016	12

17

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Buy)	Bank of America NA	$157	$154	06/27/2016	$3
Euro Currency (Buy)	Deutsche Bank AG	112	137	06/13/2016	(25)
Euro Currency (Buy)	Deutsche Bank AG	123	119	06/13/2016	4
Euro Currency (Buy)	HSBC Bank USA	2,019	2,032	08/04/2015	(13)
Euro Currency (Buy)	UBS AG	17	17	08/04/2015	—
Euro Currency (Sell)	Bank of America Corp.	637	788	06/13/2016	151
Euro Currency (Sell)	Bank of America Corp.	158	196	06/27/2016	38
Euro Currency (Sell)	Bank of America NA	85	85	08/04/2015	—
Euro Currency (Sell)	Bank of America NA	18	18	08/04/2015	—
Euro Currency (Sell)	Barclays Bank plc	174	216	06/27/2016	42
Euro Currency (Sell)	BNP Paribas SA	11	11	08/04/2015	—
Euro Currency (Sell)	Deutsche Bank AG	234	290	06/13/2016	56
Euro Currency (Sell)	HSBC Bank USA	2,458	2,495	08/04/2015	37
Euro Currency (Sell)	HSBC Bank USA	2,019	2,032	09/02/2015	13
Euro Currency (Sell)	JP Morgan Chase Bank NA	12	12	08/04/2015	—
Euro Currency (Sell)	UBS AG	60	60	08/04/2015	—
Euro Currency (Sell)	UBS AG	11	11	09/02/2015	—
Indian Rupee (Buy)	Goldman Sachs Bank USA	9	9	08/24/2015	—
Japanese Yen (Buy)	JP Morgan Chase Bank NA	778	780	08/04/2015	(2)
Japanese Yen (Sell)	BNP Paribas SA	778	778	08/04/2015	—
Japanese Yen (Sell)	Deutsche Bank AG	187	324	10/11/2016	137
Japanese Yen (Sell)	JP Morgan Chase Bank NA	778	780	09/02/2015	2
Mexican Peso (Buy)	Barclays Bank plc	417	418	09/30/2015	(1)
Mexican Peso (Buy)	UBS AG	653	668	09/30/2015	(15)
Mexican Peso (Sell)	Deutsche Bank AG	74	74	09/30/2015	—
Mexican Peso (Sell)	Deutsche Bank AG	49	49	09/30/2015	—
Mexican Peso (Sell)	Goldman Sachs Bank USA	76	77	09/30/2015	1
Mexican Peso (Sell)	HSBC Bank USA	222	222	09/30/2015	—
Singapore Dollar (Sell)	Australia and New Zealand Banking Group	155	157	10/09/2015	2
South Korean Won (Buy)	Bank of America NA	112	113	10/20/2015	(1)
South Korean Won (Buy)	JP Morgan Chase Bank	99	100	10/20/2015	(1)
South Korean Won (Sell)	HSBC Bank USA	497	513	10/20/2015	16

Total Forward Currency Contracts					$946

SWAP AGREEMENTS OPEN AT JULY 31, 2015

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	0.950%	03/25/2025		€100	$—
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	0.750	09/16/2025		1,100	51
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.650	01/22/2020		£200	(1)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.000	03/18/2022		500	(7)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.740	05/29/2024	MEX$	2,100	(1)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.650	05/30/2024		9,500	9
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.150	06/07/2024		3,400	1
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.405	08/02/2024		7,100	(6)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.980	08/26/2024		400	(1)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.861	03/25/2025		1,100	(2)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.890	03/26/2025		8,400	(14)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.250	12/16/2016		$11,000	(8)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.300	05/06/2017		12,350	(14)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.850	05/18/2017		2,900	(12)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	06/15/2017		2,700	(3)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	07/01/2017		3,000	(5)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	12/16/2017		1,200	(2)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.750	12/16/2018		4,300	(19)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/16/2019		1,200	(10)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/16/2020		3,800	(42)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.250	12/16/2022		2,400	(47)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.250	07/28/2025		700	4

18

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CENTRALLY CLEARED SWAP AGREEMENTS—Continued INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.500%	12/16/2025	$100	$2
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.500	12/16/2025	1,400	(34)

Interest Rate Swaps						$(161)

CENTRALLY CLEARED SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America High Yield Index Series 24	Buy	5.000%	06/20/2020	3.405%	$81	$77	$1,188	$4
ICE Group	Dow Jones CDX North America Investment Grade Index Series 24	Buy	1.000	06/20/2020	0.635	37	46	2,500	(9)

Credit Default Swaps									$(5)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	12.360%	01/02/2018	R$	700	$(3)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	11.160	01/04/2021		900	(10)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	12.055	01/04/2021		300	(2)
Bank of America NA	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021		100	—
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	11.160	01/04/2021		2,000	(23)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	12.055	01/04/2021		1,300	(4)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021		200	(1)
BNP Paribas SA	Brazil Cetip Interbank Deposit	Pay	12.600	01/04/2021		1,500	1
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.360	01/02/2018		600	(2)
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		400	(5)
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021		400	(1)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.360	01/02/2018		800	(3)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		1,200	(13)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.055	01/04/2021		100	—
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021		2,000	(4)
Deutsche Bank AG	Brazil Cetip Interbank Deposit	Pay	12.600	01/04/2021		1,100	—
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	12.180	01/02/2018		700	(3)
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021		300	(1)
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	12.810	01/04/2021		800	—
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	12.180	01/02/2018		700	(3)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		100	(1)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	12.055	01/04/2021		300	(1)
HSBC Bank USA NA	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021		200	—
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.180	01/02/2018		700	(3)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	11.680	01/04/2021		300	(3)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.055	01/04/2021		500	(3)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.230	01/04/2021		300	(1)
Morgan Stanley Capital Services LLC	Brazil Cetip Interbank Deposit	Pay	12.810	01/04/2021		200	—
Bank of America NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.710	01/29/2020		€400	4
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.700	01/30/2020		300	2
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.740	01/26/2020		200	2
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.660	01/30/2020		600	6
Goldman Sachs Bank USA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	0.993	03/30/2020		500	(1)
Bank of America NA	UK Retail Prices Index All Items NSA	Pay	3.550	12/11/2044		£15	1
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.550	12/11/2044		10	1
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044		10	1
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.450	12/15/2044		8	—

19

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued INTEREST RATE SWAPS—Continued

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140%	01/14/2030		£90	$(2)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030		10	—
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044		10	1
HSBC Bank USA NA	Mexico Interbank TIIE 28 Day	Pay	7.650	05/30/2024	MEX$	1,500	2

Interest Rate Swaps							$(72)

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	HSBC Bank plc 4.000% due 01/15/2021	Sell	1.000%	03/20/2019	0.485%	$2	$2	€100	$—
Deutsche Bank AG	HSBC Bank plc 4.000% due 01/15/2021	Sell	1.000	03/20/2019	0.485	2	2	100	—
JP Morgan Chase Bank NA	HSBC Bank plc 4.000% due 01/15/2021	Sell	1.000	03/20/2019	0.485	8	6	400	2
BNP Paribas SA	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	06/20/2016	0.160	1	2	$100	(1)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.166	1	2	100	(1)
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	03/20/2019	0.441	2	2	100	—
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	12/20/2023	0.989	3	(8)	400	11
Goldman Sachs International	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2018	0.390	2	3	100	(1)
JP Morgan Chase Bank NA	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.198	1	2	100	(1)
Morgan Stanley Capital Services LLC	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.198	1	2	100	(1)
Goldman Sachs International	Citigroup Inc. 6.130% due 05/15/2018	Sell	1.000	03/20/2019	0.588	2	1	100	1
Goldman Sachs International	Dow Jones CDX North America High Yield Index Series 23	Sell	5.000	12/20/2019	1.806	42	41	300	1
Barclays Bank plc	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2015	0.094	—	1	100	(1)
Barclays Bank plc	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2017	0.175	2	2	100	—
Deutsche Bank AG	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2015	0.094	—	1	100	(1)
Deutsche Bank AG	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	06/20/2016	0.115	2	3	200	(1)
Morgan Stanley Capital Services LLC	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2015	0.094	—	1	100	(1)
Credit Suisse International	JP Morgan Chase & Co. Senior Unsecured	Sell	1.000	09/20/2015	0.178	—	1	100	(1)
Deutsche Bank AG	JP Morgan Chase & Co. Senior Unsecured	Sell	1.000	09/20/2015	0.178	1	2	200	(1)
Bank of America NA	JSC GAZPROM	Sell	1.000	09/20/2015	3.618	—	(1)	100	1
Deutsche Bank AG	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	06/20/2016	0.307	2	4	300	(2)
Goldman Sachs International	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	03/20/2019	0.658	1	(1)	100	2
Morgan Stanley Capital Services LLC	Kingdom of Spain 5.500% due 07/30/2017	Sell	1.000	12/20/2019	0.728	5	3	500	2
Barclays Bank plc	MetLife, Inc. 4.750% due 02/08/2021	Sell	1.000	09/20/2019	0.650	2	2	100	—
Goldman Sachs International	Prudential Financial, Inc. 6.100% due 06/15/2017	Sell	1.000	09/20/2019	0.708	2	2	100	—

20

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000%	12/20/2019	1.018%	$2	$(4)	$500	$6
Deutsche Bank AG	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2019	0.958	2	(1)	400	3
Deutsche Bank AG	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	09/20/2019	0.990	1	1	200	—
HSBC Bank USA NA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	06/20/2017	0.644	4	4	400	—
HSBC Bank USA NA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.932	1	(2)	100	3
Morgan Stanley Capital Services LLC	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	12/20/2019	1.018	—	(1)	100	1
Bank of America NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	09/20/2015	2.853	—	(1)	100	1
JP Morgan Chase Bank NA	State of Qatar 9.750% due 06/15/2030	Sell	1.000	06/20/2019	0.567	2	2	100	—

Credit Default Swaps									$21

Total Swaps									$(217)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2015

Par Value (000s)	Security	Proceeds (000s)	Value (000s)
$5,100	Federal National Mortgage Association TBA[10]	$5,336	$(5,376)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$6,461	$—	$6,461
Bank Loan Obligations	—	100	—	100
Certificates Of Deposit	—	250	—	250
Collateralized Mortgage Obligations	—	2,249	—	2,249
Corporate Bonds & Notes	—	12,106	—	12,106
Foreign Government Obligations	—	2,200	—	2,200
Mortgage Pass-Through	—	635	—	635
Municipal Bonds	—	652	—	652
Preferred Stocks	10	—	—	10
Purchased Options	—	84	—	84
U.S. Government Agencies	—	100	—	100
U.S. Government Obligations	—	4,800	—	4,800
Short-Term Investments
Certificates Of Deposit	—	400	—	400
Repurchase Agreements	—	212	—	212

Total Investments in Securities	$10	$30,249	$—	$30,259

Financial Derivative Instruments—Assets
Forward Currency Contracts	$—	$1,058	$—	$1,058
Futures Contracts	38	—	—	38
Swap Agreements	—	126	—	126

Total Financial Derivative Instruments—Assets	$38	$1,184	$—	$1,222

21

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Liability Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Fixed Income Investments Sold Short	$—	$(5,376)	$—	$(5,376)

Financial Derivative Instruments—Liabilities
Forward Currency Contracts	$—	$(112)	$—	$(112)
Futures Contracts	(71)	—	—	(71)
Swap Agreements	—	(343)	—	(343)
Written Options	—	(117)	—	(117)

Total Financial Derivative Instruments—Liabilities	$(71)	$(572)	$—	$(643)

Total Investments	$(23)	$25,485	$—	$25,462

There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$38	$(22)
Foreign Exchange Contracts	1,063	(128)
Interest Rate Contracts	205	(493)

Total	$1,306	$(643)

22

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2015.

2	CLO after the name of a security stands for Collateralized Loan Obligations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $5,879 or 21% of net assets.

4	Step coupon security, the stated rate represents the rate in effect at July 31, 2015.

5	Variable rate security, the stated rate represents the rate in effect at July 31, 2015.

6	MTN after the name of a security stands for Medium Term Note.

7	Perpetuity bond, the maturity date represents the next callable date.

8	Zero coupon bond.

9	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

10	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2015. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).

11	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

23

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and centrally cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the

24

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition are generally valued at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the

25

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. Fair value pricing is inherently subjective and reflects good faith judgments based on available information. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor Unconstrained Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agent it acquires direct rights against the borrower on the loan.

26

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, each Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, each Fund invested in mortgage- or other asset- backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, each Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Forward Commitments and When-Issued Securities

During the period, each Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

27

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Reverse Repurchase Agreements

A reverse repurchase agreement involves the sale of a portfolio security by a Fund, coupled with an agreement to repurchase the security at a specified time and price. Until the security is repurchased, the Fund is obligated to pay interest, based upon market rates of the time of issuance, on the value of the repurchase agreement. During the period, Harbor Unconstrained Bond Fund entered into reverse repurchase agreements. While a reverse repurchase agreement is outstanding, the Fund continues to receive principal and interest payments on the underlying security. To cover its obligations under reverse repurchase agreements, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that

28

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

the fair value of the securities purchased may decline below the repurchase price of the securities sold. Activity in reverse repurchase agreements by Harbor Unconstrained Bond Fund for the period ended July 31, 2015 is as follows:

Category of Aggregate Short-Term Borrowings	Balance at End of the Period	Current Interest Rate	Maximum Amount Outstanding During the Period	Average Daily Amount Outstanding During the Period	Average Interest Rate During the Period
Reverse repurchase agreements	$—	N/A	$973	$501	0.056%

Average debt outstanding and average interest rate during the period is calculated based on calendar days.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, each Fund entered into such financing transactions referred to as sale- buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended July 31, 2015 was $77,425 at a weighted average interest rate of 0.247% for Harbor Commodity Real Return Strategy Fund and $1,564 at a weighted average interest rate of 0.244% for Harbor Unconstrained Bond Fund.

Short Sales

During the period, each Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, each Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the

29

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, each Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

30

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, each Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, each Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2015 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund was $500 and $6,059, respectively.

Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, Harbor Commodity Real Return Strategy Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.

Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.

31

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Commodity Real Return Strategy Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, each Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, each Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

32

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Master Netting Arrangements

As described in further detail below, the Funds may enter into certain Master Netting Agreements that govern the terms of certain transactions. Master Netting Agreements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Agreements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Agreements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.

For the period ended July 31, 2015, each Fund has entered into the following Master Netting Agreements:

Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties.

Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties.

Basis for Consolidation for the Harbor Commodity Real Return Strategy Fund

Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of July 31, 2015, the Subsidiary represented approximately $15,025 or approximately 12% of the net assets of Harbor Commodity Real Return Strategy Fund.

Treatment of Income from Offshore Subsidiary for Harbor Commodity Real Return Strategy Fund

Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. Harbor Commodity Real Return Strategy Fund seeks to gain exposure indirectly to commodity markets by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The IRS has issued private letter rulings to other taxpayers concluding that income produced by certain types of commodity-linked notes or a mutual fund’s investment in a controlled foreign corporation (such as the Subsidiary) will constitute qualifying income. The tax treatment of commodity-related derivative instruments may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of Harbor Commodity Real Return Strategy Fund’s taxable income and distributions. In late July 2011, the IRS indicated that the granting of private letter rulings is currently suspended. As a result, the Fund is unable to obtain a private letter ruling with respect to its investments or structure, although, based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to continue to treat its income from commodity-linked securities and the Subsidiary as qualifying income. If the IRS should make an adverse determination relating to the treatment of such income, the Fund would likely need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.

33

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-14 will also require additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-14 will become effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”) which removes the requirement to make certain fair value disclosures for investments that are eligible to be measured at fair value using the net asset value per share. ASU 2015-07 becomes effective for interim or annual periods beginning after December 15, 2015. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2015 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund (Consolidated)*	$200,128	$1,263	$(4,300)	$(3,037)
Harbor Unconstrained Bond Fund*	29,499	1,335	(575)	760

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

34

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.SM.0715

Quarterly Schedule of Portfolio Holdings

July 31, 2015

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	—

Harbor Real Return Fund	HARRX	HRRRX	—

Harbor Money Market Fund	HARXX	HRMXX	—

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 2.1%)

CONVERTIBLE BONDS—96.4%
Principal Amount (000s)		Value (000s)
AUTOMOBILES—1.9%
	Tesla Motors Inc.
$7,437	0.250%—03/01/2019	$7,372

BIOTECHNOLOGY—3.6%
	BioMarin Pharmaceutical Inc.
3,743	0.750%—10/15/2018	6,164
BIOTECHNOLOGY—Continued
	Cepheid Inc.
7,090	1.250%—02/01/2021	7,879

		14,043

BUILDING PRODUCTS—0.5%
	Griffon Corp.
1,525	4.000%—01/15/2017[1]	1,947

CAPITAL MARKETS—3.2%
	Ares Capital Corp.
4,162	4.375%—01/15/2019	4,292
3,217	5.125%—06/01/2016	3,322

		7,614

	Walter Investment Management Corp.
5,984	4.500%—11/01/2019	4,839

		12,453

COMMUNICATIONS EQUIPMENT—2.0%
	Brocade Communications Systems Inc.
3,940	1.375%—01/01/2020[1]	3,901
	Ciena Corp.
1,889	0.875%—06/15/2017	1,915
	InterDigital Inc.
1,790	1.500%—03/01/2020[1]	1,794

		7,610

ELECTRIC UTILITIES—0.8%
	Pattern Energy Group Inc.
3,170	4.000%—07/15/2020[1]	3,237

ENERGY EQUIPMENT & SERVICES—2.4%
	Hornbeck Offshore Services Inc.
4,840	1.500%—09/01/2019	3,866
	SEACOR Holdings Inc.
5,650	2.500%—12/15/2027	5,533

		9,399

HEALTH CARE EQUIPMENT & SUPPLIES—6.6%
	Alere Inc.
3,162	3.000%—05/15/2016	3,757
	Hologic Inc.
3,480	0.000%—12/15/2043[2]	4,367
1,930	2.000%—03/01/2042[2]	2,720

		7,087

	Integra LifeSciences Holdings Corp.
5,367	1.625%—12/15/2016	6,759
	NuVasive Inc.
4,403	2.750%—07/01/2017	6,189
	Wright Medical Group Inc.
1,770	2.000%—02/15/2020[1]	1,880

		25,672

HEALTH CARE PROVIDERS & SERVICES—1.0%
	Molina Healthcare Inc.
2,940	1.625%—08/15/2044	4,079

HEALTH CARE TECHNOLOGY—1.7%
	Allscripts Healthcare Solutions Inc.
2,731	1.250%—07/01/2020	2,895
	Medidata Solutions Inc.
3,245	1.000%—08/01/2018	3,874

		6,769

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)
HOUSEHOLD DURABLES—4.7%
	Jarden Corp.
$1,086	1.875%—09/15/2018	$1,944
	Ryland Group Inc.
7,999	0.250%—06/01/2019	7,719
	Toll Brothers Finance Corp.
8,360	0.500%—09/15/2032	8,736

		18,399

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.4%
	NRG Yield Inc.
6,505	3.250%—06/01/2020[1]	6,188
2,943	3.500%—02/01/2019[1]	3,029

		9,217

INDUSTRIAL CONGLOMERATES—2.0%
	Siemens Financieringsmaatschappij NV
7,250	1.050%—08/16/2017	7,843

INTERNET & CATALOG RETAIL—5.3%
	Ctrip.Com International Ltd.
8,050	1.000%—07/01/2020[1]	7,668
1,385	1.250%—10/15/2018	1,569

		9,237

	Priceline Group Inc.
1,700	0.350%—06/15/2020	1,995
5,921	0.900%—09/15/2021[1]	5,766

		7,761

	Shutterfly Inc.
2,851	0.250%—05/15/2018	2,808
	Vipshop Holding Ltd.
790	1.500%—03/15/2019	931

		20,737

INTERNET SOFTWARE & SERVICES—14.9%
	Akamai Technologies Inc.
8,841	0.000%—02/15/2019[3]	9,631
	Blucora Inc.
6,691	4.250%—04/01/2019	6,524
	Envestnet Inc.
1,888	1.750%—12/15/2019	1,923
	HomeAway Inc.
8,900	0.125%—04/01/2019	8,500
	j2 Global Inc.
878	3.250%—06/15/2029	1,044
	LinkedIn Corp.
6,685	0.500%—11/01/2019[1]	6,748
	Twitter Inc.
7,415	0.250%—09/15/2019[1]	6,562
	Web.com Group Inc.
4,981	1.000%—08/15/2018	4,931
	WebMD Health Corp.
3,503	1.500%—12/01/2020	3,700
2,757	2.500%—01/31/2018	2,817

		6,517

	Yahoo! Inc.
5,617	0.000%—12/01/2018[3]	5,733

		58,113

IT SERVICES—2.0%
	Cardtronics Inc.
4,850	1.000%—12/01/2020	4,892
	Euronet Worldwide Inc.
2,515	1.500%—10/01/2044[1]	2,954

		7,846

LIFE SCIENCES TOOLS & SERVICES—2.0%
	Illumina Inc.
6,605	0.000%—06/15/2019[3]	7,699

MACHINERY—3.7%
	Chart Industries Inc.
7,905	2.000%—08/01/2018	7,199
	Meritor Inc.
5,177	4.000%—02/15/2027[2]	5,407
	Navistar International Corp.
2,466	4.750%—04/15/2019	1,960

		14,566

MEDIA—1.2%
	Live Nation Entertainment Inc.
4,388	2.500%—05/15/2019	4,703

METALS & MINING—4.9%
	Newmont Mining Corp.
6,511	1.625%—07/15/2017	6,503
	Royal Gold Inc.
7,237	2.875%—06/15/2019	7,129
	RTI International Metals Inc.
5,076	1.625%—10/15/2019	5,396

		19,028

OIL, GAS & CONSUMABLE FUELS—2.9%
	Chesapeake Energy Corp.
7,672	2.500%—05/15/2037	6,924
	Goodrich Petroleum Corp.
2,813	5.000%—10/01/2032	1,153
	Whiting Petroleum Corp.
3,500	1.250%—04/01/2020[1]	3,047

		11,124

PHARMACEUTICALS—0.2%
	Teva Pharmaceutical Finance Co. LLC
370	0.250%—02/01/2026	606

PROFESSIONAL SERVICES—1.3%
	Huron Consulting Group Inc.
4,588	1.250%—10/01/2019[1]	5,096

REAL ESTATE INVESTMENT TRUSTS (REITs)—4.9%
	Extra Space Storage LP
3,926	2.375%—07/01/2033[1]	5,254
	National Health Investors Inc.
6,249	3.250%—04/01/2021	6,272
	Starwood Property Trust Inc.
7,215	4.550%—03/01/2018	7,562

		19,088

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
	Forest City Enterprises Inc.
2,915	3.625%—08/15/2020	3,270

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

CONVERTIBLE BONDS—Continued
Principal Amount (000s)		Value (000s)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
	Lam Research Corp.
$1,504	0.500%—05/15/2016	$1,907
	Microchip Technology Inc.
1,910	1.625%—02/15/2025[1]	1,805
	NVIDIA Corp.
5,095	1.000%—12/01/2018	5,859

		9,571

SOFTWARE—9.9%
	Citrix Systems Inc.
4,505	0.500%—04/15/2019	4,868
	Electronic Arts Inc.
428	0.750%—07/15/2016	964
	FireEye Inc.
3,815	1.000%—06/01/2035[1]	3,930
	NetSuite Inc.
7,417	0.250%—06/01/2018	8,001
	Nuance Communications Inc.
1,859	1.500%—11/01/2035	1,981
1,995	2.750%—11/01/2031	2,036

		4,017

	Proofpoint Inc.
1,100	0.750%—06/15/2020[1]	1,203
	Salesforce.com Inc.
4,608	0.250%—04/01/2018	5,812
	Synchronoss Technologies Inc.
1,651	0.750%—08/15/2019	1,916
	TiVo Inc.
6,275	2.000%—10/01/2021[1]	5,734
	Workday Inc.
1,693	0.750%—07/15/2018	2,026

		38,471

SPECIALTY RETAIL—0.8%
	Restoration Hardware Holdings Inc.
2,795	0.000%—06/15/2019[1,3]	2,923

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.2%
	Electronics For Imaging Inc.
2,702	0.750%—09/01/2019[1]	2,840
	SanDisk Corp.
5,790	0.500%—10/15/2020	5,812

		8,652

TRANSPORTATION INFRASTRUCTURE—1.9%
	Macquarie Infrastructure Co. LLC
6,030	2.875%—07/15/2019	7,210

WIRELESS TELECOMMUNICATION SERVICES—2.2%
	Clearwire Communications LLC
7,955	8.250%—12/01/2040[1]	8,572

TOTAL CONVERTIBLE BONDS (Cost $369,250)		375,315

CORPORATE BONDS & NOTES—1.5%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
	Intelsat Luxembourg SA
1,690	7.750%—06/01/2021	1,350

HEALTH CARE PROVIDERS & SERVICES—0.1%
	HCA Inc.
400	5.375%—02/01/2025	410

HOTELS, RESTAURANTS & LEISURE—0.3%
	Scientific Games International Inc.
1,275	6.625%—05/15/2021	1,020

PHARMACEUTICALS—0.8%
	Valeant Pharmaceuticals International Inc.
1,200	6.125%—04/15/2025[1]	1,257
1,575	7.500%—07/15/2021[1]	1,713

		2,970

TOTAL CORPORATE BONDS & NOTES (Cost $6,134)		5,750

SHORT-TERM INVESTMENTS—2.0%
(Cost $7,970)
REPURCHASE AGREEMENTS
7,970	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $8,132)	7,970

TOTAL INVESTMENTS—99.9% (Cost $383,354)		389,035

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		253

TOTAL NET ASSETS—100.0%		$389,288

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Convertible Securities Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $95,048 or 25% of net assets.

2	Step coupon security, the stated rate represents the rate in effect at July 31, 2015.

3	Zero coupon bond.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash and short-term investments of 6.2%)

BANK LOAN OBLIGATIONS—3.3%
Principal Amount (000s)		Value (000s)
AEROSPACE & DEFENSE—0.3%
	Sequa Corp.[4] Term Loan
$4,948	5.250%—06/19/2017[1]	$4,367

CHEMICALS—0.3%
	Solenis International LP Second-Lien Term Loan
5,000	7.750%—07/31/2022[1]	4,856

COMMERCIAL SERVICES & SUPPLIES—0.3%
	Brand Energy & Infrastructure Services Inc. Term Loan
6,156	4.750%—11/26/2020[1]	5,919

CONTAINERS & PACKAGING—0.3%
	Mauser U.S. Holdings Inc. Second-Lien Term Loan
6,000	8.250%—07/31/2022[1]	5,978

FOOD & STAPLES RETAILING—0.2%
	BJ’s Wholesale Club Inc. Second-Lien Term Loan
3,450	8.500%—03/31/2020[1]	3,486

HOTELS, RESTAURANTS & LEISURE—0.3%
	Amaya Holdings BV Second-Lien Term Loan B
4,980	8.000%—08/01/2022[1]	5,043

MEDIA—1.1%
	IMG Worldwide Holdings LLC Term Loan B
15,622	5.250%—05/06/2021[1]	15,657
	TWCC Holding Corp. Term Loan
2,743	5.750%—02/13/2020[1]	2,719

		18,376

MULTILINE RETAIL—0.2%
	Savers Inc. Term Loan
3,395	5.000%—10/03/2019[1]	3,196

OIL, GAS & CONSUMABLE FUELS—0.1%
	Azure Midstream Energy LLC Term Loan A
1,995	7.500%—11/15/2018[1]	1,955

TRADING COMPANIES & DISTRIBUTORS—0.2%
	Neff Rental LLC Second-Lien Term Loan
4,165	7.250%—06/09/2021[1]	4,134

TOTAL BANK LOAN OBLIGATIONS (Cost $58,053)		57,310

CORPORATE BONDS & NOTES—90.5%
AEROSPACE & DEFENSE—2.2%
	Bombardier Inc.
5,000	6.000%—10/15/2022[2]	4,094
9,500	6.125%—01/15/2023[2]	7,742
5,750	7.500%—03/15/2025[2]	4,787

		16,623

	DigitalGlobe Inc.
1,725	5.250%—02/01/2021[2]	1,665

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
AEROSPACE & DEFENSE—Continued
	Kratos Defense & Security Solutions Inc.
$3,500	7.000%—05/15/2019	$3,172
	Spirit AeroSystems Inc.
4,000	6.750%—12/15/2020	4,200
	TransDigm Inc.
8,000	6.500%—07/15/2024	8,080
3,500	6.500%—05/15/2025[2]	3,517

		11,597

		37,257

AIR FREIGHT & LOGISTICS—0.3%
	XPO Logistics Inc.
5,500	6.500%—06/15/2022[2]	5,424

AUTO COMPONENTS—2.0%
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,250
	American Tire Distributors Inc.
6,000	10.250%—03/01/2022[2]	6,285
	Goodyear Tire & Rubber Co.
4,624	6.500%—03/01/2021	4,913
4,500	7.000%—05/15/2022	4,916

		9,829

	Tenneco Inc.
5,705	6.875%—12/15/2020	6,005
	ZF North America Capital Inc.
8,000	4.750%—04/29/2025[2]	7,850

		35,219

AUTOMOBILES—0.3%
	Chrysler Group LLC
5,000	8.250%—06/15/2021	5,431

BANKS—0.3%
	CIT Group Inc.
5,000	5.500%—02/15/2019[2]	5,300

BUILDING PRODUCTS—2.6%
	Building Materials Corp. of America
3,000	5.375%—11/15/2024[2]	3,022
	Griffon Corp.
10,500	5.250%—03/01/2022	10,277
	Hillman Group Inc.
7,500	6.375%—07/15/2022[2]	7,200
	Masonite International Corp.
3,750	5.625%—03/15/2023[2]	3,881
	Nortek Inc.
7,525	8.500%—04/15/2021	8,089
	RSI Home Products Inc.
5,000	6.500%—03/15/2023[2]	5,175
	Summit Materials LLC
5,000	6.125%—07/15/2023[2]	4,988
2,506	10.500%—01/31/2020	2,719

		7,707

		45,351

CAPITAL MARKETS—0.5%
	Walter Investment Management Corp.
10,000	7.875%—12/15/2021	9,413

CHEMICALS—3.2%
	A Schulman Inc.
5,000	6.875%—06/01/2023[2]	5,088
	AVINTIV Specialty Materials Inc.
8,500	6.875%—06/01/2019[2]	8,702
	Chemours Co.
8,800	7.000%—05/15/2025[2]	7,741
	Eagle Spinco Inc.
1,750	4.625%—02/15/2021	1,708
	INEOS Group Holdings SA
5,000	6.125%—08/15/2018[2]	5,106
	Momentive Performance Materials Inc.
10,000	3.880%—10/24/2021	8,725
	PQ Corp.
2,850	8.750%—11/01/2018[2]	2,921
	Tronox Finance LLC
15,133	6.375%—08/15/2020	12,485
1,500	7.500%—03/15/2022[2]	1,234

		13,719

	Univar USA Inc.
2,413	6.750%—07/15/2023[2]	2,431

		56,141

COMMERCIAL SERVICES & SUPPLIES—3.0%
	ACCO Brands Corp.
5,000	6.750%—04/30/2020	5,325
	Brand Energy & Infrastructure Services Inc.
7,200	8.500%—12/01/2021[2]	6,696
	Casella Waste Systems Inc.
2,350	7.750%—02/15/2019	2,402
	Clean Harbors Inc.
4,500	5.125%—06/01/2021	4,556
	Covanta Holding Corp.
1,700	5.875%—03/01/2024	1,683
6,900	6.375%—10/01/2022	7,280

		8,963

	Garda World Security Corp.
5,000	7.250%—11/15/2021[2]	4,700
	NuStar Logistics LP
3,500	6.750%—02/01/2021	3,733
	Quad/Graphics Inc.
5,000	7.000%—05/01/2022	4,850
	West Corp.
11,000	5.375%—07/15/2022[2]	10,491

		51,716

COMMUNICATIONS EQUIPMENT—2.0%
	CommScope Holding Co. Inc.
5,000	6.625%—06/01/2020[2]	5,219
	CommScope Technologies Finance LLC
6,250	6.000%—06/15/2025[2]	6,187
	Hughes Satellite Systems Corp.
14,000	7.625%—06/15/2021	15,540
	ViaSat Inc.
6,900	6.875%—06/15/2020	7,331

		34,277

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
CONSTRUCTION & ENGINEERING—0.3%
	AECOM
$3,500	5.750%—10/15/2022[2]	$3,561
1,000	5.875%—10/15/2024[2]	1,018

		4,579

CONSUMER FINANCE—0.3%
	Ally Financial Inc.
5,000	3.750%—11/18/2019	4,987

CONTAINERS & PACKAGING—3.7%
	Ardagh Holdings USA Inc.
8,450	6.250%—01/31/2019[2]	8,725
	Berry Plastics Corp.
5,000	5.125%—07/15/2023	4,925
9,000	5.500%—05/15/2022	9,124

		14,049

	Plastipak Holdings Inc.
6,000	6.500%—10/01/2021[2]	6,060
	Reynolds Group Issuer Inc.
17,500	5.750%—10/15/2020	18,156
	Sealed Air Corp.
2,750	4.875%—12/01/2022[2]	2,771
	Signode Industrial Group Lux SA
10,000	6.375%—05/01/2022[2]	9,825
	Silgan Holdings Inc.
3,500	5.000%—04/01/2020	3,596
1,500	5.500%—02/01/2022	1,556

		5,152

		64,738

DISTRIBUTORS—0.3%
	LKQ Corp.
5,500	4.750%—05/15/2023	5,266

DIVERSIFIED TELECOMMUNICATION SERVICES—3.4%
	Altice Financing SA
3,000	6.625%—02/15/2023[2]	3,097
	Altice SA
1,650	7.625%—02/15/2025[2]	1,621
	CenturyLink Inc.
6,150	5.625%—04/01/2020	6,303
	Frontier Communications Corp.
5,000	7.125%—01/15/2023	4,537
	GCI Inc.
7,000	6.750%—06/01/2021	7,193
	Intelsat Jackson Holdings SA
10,000	7.250%—10/15/2020	9,950
	Intelsat Luxembourg SA
7,300	8.125%—06/01/2023	5,840
	Level 3 Communications
973	5.750%—12/01/2022	983
	Level 3 Financing Inc.
2,600	5.125%—05/01/2023[2]	2,532
1,100	6.125%—01/15/2021	1,156
3,000	7.000%—06/01/2020	3,173

		6,861

	Zayo Group LLC
12,000	6.000%—04/01/2023[2]	12,069

		58,454

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
	Anixter Inc.
5,800	5.125%—10/01/2021	5,872
	Belden Inc.
5,000	5.500%—09/01/2022[2]	5,013

		10,885

ENERGY EQUIPMENT & SERVICES—3.1%
	CGG SA
3,800	6.500%—06/01/2021	2,907
4,950	6.875%—01/15/2022	3,787

		6,694

	Exterran Partners LP
4,500	6.000%—04/01/2021-10/01/2022	4,068
	Gulfmark Offshore Inc.
10,050	6.375%—03/15/2022	7,462
	Hornbeck Offshore Services Inc.
5,550	5.000%—03/01/2021	4,426
3,950	5.875%—04/01/2020	3,358

		7,784

	North Atlantic Drilling Ltd.
3,625	6.250%—02/01/2019[2]	2,773
	Precision Drilling Corp.
2,350	6.625%—11/15/2020	2,291
	Seadrill Ltd.
11,000	6.125%—09/15/2017[2]	9,515
300	6.625%—09/15/2020[2]	228

		9,743

	Seventy Seven Operating LLC
3,900	6.625%—11/15/2019	2,857
	Unit Corp.
9,740	6.625%—05/15/2021	9,350

		53,022

FOOD & STAPLES RETAILING—0.4%
	Alphabet Holding Co. Inc.
6,650	7.750%—11/01/2017	6,675
	Rite Aid Corp.
650	6.125%—04/01/2023[2]	678

		7,353

FOOD PRODUCTS—1.4%
	Darling Ingredients Inc.
1,800	5.375%—01/15/2022	1,829
	Dean Foods Co.
5,000	6.500%—03/15/2023[2]	5,131
	Dole Food Co. Inc.
7,350	7.250%—05/01/2019[2]	7,479
	Post Holdings Inc.
10,500	6.000%—12/15/2022[2]	10,224

		24,663

GAS UTILITIES—1.0%
	Ferrellgas LP
4,350	6.500%—05/01/2021	4,383
6,000	6.750%—06/15/2023[2]	6,045

		10,428

	Suburban Propane Partners LP
5,832	7.375%—08/01/2021	6,284

		16,712

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
	Alere Inc.
$5,500	6.375%—07/01/2023[2]	$5,734
	Capsugel SA
10,250	7.000%—05/15/2019[2]	10,397
	Hologic Inc.
4,650	5.250%—07/15/2022[2]	4,813
	Jll/Delta Dutch Pledgeco BV
3,900	8.750%—05/01/2020[2]	4,032
	Mallinckrodt International Finance SA
2,000	4.750%—04/15/2023	1,940
5,000	5.500%—04/15/2025[2]	5,056

		6,996

		31,972

HEALTH CARE PROVIDERS & SERVICES—3.4%
	Acadia Healthcare Co. Inc.
2,000	5.625%—02/15/2023[2]	2,040
	Air Medical Merger Sub Corp.
5,000	6.375%—05/15/2023[2]	4,700
	Community Health Systems Inc.
9,841	6.875%—02/01/2022	10,554
2,000	8.000%—11/15/2019	2,108

		12,662

	DaVita HealthCare Partners Inc.
4,750	5.000%—05/01/2025	4,708
3,300	5.750%—08/15/2022	3,527

		8,235

	Envision Healthcare Corp.
6,000	5.125%—07/01/2022[2]	6,075
	HCA Holdings Inc.
1,550	6.250%—02/15/2021	1,701
	MPH Acquisition Holdings LLC
7,000	6.625%—04/01/2022[2]	7,262
	Sterigenics-Nordion Holdings LLC
1,000	6.500%—05/15/2023[2]	1,025
	Surgical Care Affiliates Inc.
5,000	6.000%—04/01/2023[2]	5,100
	Tenet Healthcare Corp.
9,000	6.750%—06/15/2023[2]	9,428

		58,228

HEALTH CARE TECHNOLOGY—0.1%
	MedAssets Inc.
2,050	8.000%—11/15/2018	2,119

HOTELS, RESTAURANTS & LEISURE—3.0%
	Burger King Worldwide Inc.
15,000	6.000%—04/01/2022[2]	15,522
	Cedar Fair LP
5,000	5.250%—03/15/2021	5,206
	Isle of Capri Casinos Inc.
5,000	8.875%—06/15/2020	5,425
	Peninsula Gaming LLC
5,000	8.375%—02/15/2018[2]	5,238
	Pinnacle Entertainment Inc.
5,000	7.500%—04/15/2021	5,337
7,050	8.750%—05/15/2020	7,438

		12,775

HOTELS, RESTAURANTS & LEISURE—Continued
	Scientific Games International Inc.
2,150	6.250%—09/01/2020	1,722
3,700	6.625%—05/15/2021	2,960

		4,682

	Station Casinos LLC
3,450	7.500%—03/01/2021	3,700

		52,548

HOUSEHOLD DURABLES—1.0%
	Energizer Holdings Inc.
10,500	5.500%—06/15/2025[2]	10,290
	Shea Homes LP
6,000	5.875%—04/01/2023[2]	6,120

		16,410

HOUSEHOLD PRODUCTS—1.3%
	First Quality Finance Co. Inc.
11,000	4.625%—05/15/2021[2]	10,505
	Prestige Brands Inc.
2,750	8.125%—02/01/2020	2,942
	Spectrum Brands Inc.
2,000	6.375%—11/15/2020	2,140
7,000	6.625%—11/15/2022	7,525

		9,665

		23,112

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—4.2%
	AES Corp.
7,000	5.500%—04/15/2025	6,738
	Calpine Corp.
3,000	5.375%—01/15/2023	2,947
7,600	5.500%—02/01/2024	7,410
8,200	5.750%—01/15/2025	8,026

		18,383

	Dynegy Inc.
7,050	6.750%—11/01/2019[2]	7,314
5,000	7.375%—11/01/2022[2]	5,198

		12,512

	NRG Energy Inc.
18,000	6.250%—05/01/2024	17,775
	RJS Power Holdings LLC
15,000	4.625%—07/15/2019[2]	14,625
	Talen Energy Supply LLC
2,750	6.500%—06/01/2025[2]	2,698

		72,731

INDUSTRIAL CONGLOMERATES—0.8%
	Gardner Denver Inc.
8,000	6.875%—08/15/2021[2]	7,140
	Gates Global LLC
7,000	6.000%—07/15/2022[2]	6,248

		13,388

INTERNET SOFTWARE & SERVICES—0.3%
	Equinix Inc.
5,000	5.750%—01/01/2025	5,050

IT SERVICES—1.8%
	Alliance Data Systems Corp.
3,200	5.375%—08/01/2022[2]	3,176
11,400	6.375%—04/01/2020[2]	11,899

		15,075

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
IT SERVICES—Continued
	SunGard Data Systems Inc.
$7,250	6.625%—11/01/2019	$7,521
4,025	7.625%—11/15/2020	4,236

		11,757

	WEX Inc.
5,050	4.750%—02/01/2023[2]	4,961

		31,793

MACHINERY—0.5%
	Terex Corp.
6,250	6.500%—04/01/2020	6,484
	Titan International Inc.
3,250	6.875%—10/01/2020	2,890

		9,374

MEDIA—16.4%
	Altice SA
3,000	7.750%—05/15/2022[2]	3,030
	Cable One Inc.
5,000	5.750%—06/15/2022[2]	5,125
	Cablevision Systems Corp.
12,000	5.875%—09/15/2022	11,400
5,350	8.000%—04/15/2020	5,845

		17,245

	CCO Holdings LLC
1,500	5.125%—02/15/2023	1,491
3,200	5.125%—05/01/2023[2]	3,176
5,250	5.250%—03/15/2021-09/30/2022	5,330
3,150	6.500%—04/30/2021	3,299

		13,296

	CCO Safari II LLC
4,000	4.464%—07/23/2022[2]	4,026
	Cequel Communications Holdings I LLC
1,850	5.125%—12/15/2021[2]	1,725
13,500	6.375%—09/15/2020[2]	13,652

		15,377

	Clear Channel Worldwide Holdings Inc.
10,900	7.625%—03/15/2020	11,493
	Cumulus Media Holdings Inc.
5,100	7.750%—05/01/2019	4,488
	DISH DBS Corp.
3,800	5.000%—03/15/2023	3,567
9,000	5.875%—11/15/2024	8,753
7,000	6.750%—06/01/2021	7,420

		19,740

	Gannett Co. Inc.
3,500	6.375%—10/15/2023	3,710
	Gray Television Inc.
5,000	7.500%—10/01/2020	5,312
	Lamar Media Corp.
6,950	5.875%—02/01/2022	7,280
	MDC Partners Inc.
8,000	6.750%—04/01/2020[2]	7,950
	Mediacom Broadband LLC
2,800	5.500%—04/15/2021	2,726
3,800	6.375%—04/01/2023	3,800

		6,526

MEDIA—Continued
	Mediacom Capital Corp.
7,000	7.250%—02/15/2022	7,271
	Nexstar Broadcasting Inc.
5,000	6.125%—02/15/2022[2]	5,137
6,550	6.875%—11/15/2020	6,968

		12,105

	Numericable-SFR SAS
6,000	6.000%—05/15/2022[2]	6,120
	Quebecor Media Inc.
5,000	5.750%—01/15/2023	5,144
	Sinclair Television Group Inc.
12,000	5.375%—04/01/2021	12,255
4,000	6.125%—10/01/2022	4,150
3,300	6.375%—11/01/2021	3,457

		19,862

	Sirius XM Radio Inc.
2,750	4.625%—05/15/2023[2]	2,657
3,000	5.375%—04/15/2025[2]	3,000
4,350	5.875%—10/01/2020[2]	4,579
13,000	6.000%—07/15/2024[2]	13,585

		23,821

	Time Inc.
10,000	5.750%—04/15/2022[2]	9,625
	Townsquare Media Inc.
5,000	6.500%—04/01/2023[2]	4,994
	Tribune Media Co.
8,000	5.875%—07/15/2022[2]	8,280
	Unitymedia Hessen GmbH & Co. KG
4,900	5.500%—01/15/2023[2]	5,010
	Univision Communications Inc.
4,300	5.125%—02/15/2025[2]	4,322
1,131	6.750%—09/15/2022[2]	1,220

		5,542

	UPCB Finance IV Ltd.
10,900	5.375%—01/15/2025[2]	10,600
	UPCB Finance VI Ltd.
13,320	6.875%—01/15/2022[2]	14,269
	Virgin Media Finance plc
3,000	6.000%—10/15/2024[2]	3,056
2,500	6.375%—04/15/2023[2]	2,622

		5,678

	Virgin Media Secured Finance plc
11,000	5.250%—01/15/2026[2]	10,642
	WideOpenWest Finance LLC
3,200	10.250%—07/15/2019	3,401
	WMG Acquisition Corp.
7,500	6.750%—04/15/2022[2]	7,275

		284,237

METALS & MINING—1.0%
	ArcelorMittal
4,600	5.125%—06/01/2020	4,623
3,500	6.000%—08/05/2020	3,548
3,900	6.250%—03/01/2021	3,954

		12,125

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
METALS & MINING—Continued
	Constellium NV
$1,200	5.750%—05/15/2024[2]	$1,002
	Murray Energy Corp.
5,575	11.250%—04/15/2021[2]	3,456
	Steel Dynamics Inc.
700	5.125%—10/01/2021	702

		17,285

OIL, GAS & CONSUMABLE FUELS—8.2%
	American Energy-Permian Basin LLC
3,250	6.804%—08/01/2019[2,3]	1,974
	Berry Petroleum Co. LLC
1,500	6.750%—11/01/2020	1,042
	Blue Racer Midstream LLC
4,000	6.125%—11/15/2022[2]	4,090
	California Resources Corp.
6,450	6.000%—11/15/2024	5,241
	Chaparral Energy Inc.
6,500	8.250%—09/01/2021	3,932
	Chesapeake Energy Corp.
3,500	5.750%—03/15/2023	2,975
4,065	6.125%—02/15/2021	3,527
2,050	6.625%—08/15/2020	1,845
950	6.875%—11/15/2020	857

		9,204

	Denbury Resources Inc.
1,650	5.500%—05/01/2022	1,316
	Foresight Energy LLC
6,000	7.875%—08/15/2021[2]	4,770
	Genesis Energy LP
4,700	5.750%—02/15/2021	4,606
9,250	6.750%—08/01/2022	9,250

		13,856

	Global Partners LP
5,500	7.000%—06/15/2023[2]	5,321
	Jones Energy Holdings/Finance Co.
4,000	6.750%—04/01/2022	3,660
	Jupiter Resources Inc.
6,750	8.500%—10/01/2022[2]	4,624
	Linn Energy LLC
1,750	6.500%—09/15/2021	1,015
4,250	7.750%—02/01/2021	2,508
500	8.625%—04/15/2020	310

		3,833

	MarkWest Energy Finance Corp.
2,250	4.875%—06/01/2025	2,194
	Memorial Production Partners LP
5,300	6.875%—08/01/2022	4,266
4,125	7.625%—05/01/2021	3,486

		7,752

	Memorial Resource Development Corp.
5,000	5.875%—07/01/2022	4,738
	NGL Energy Partners LP
5,000	6.875%—10/15/2021	5,238
	Oasis Petroleum Inc.
11,850	6.875%—03/15/2022-01/15/2023	10,872
OIL, GAS & CONSUMABLE FUELS—Continued
	Paramount Resources Ltd.
800	6.875%—06/30/2023[2]	780
	Rice Energy Inc.
8,175	6.250%—05/01/2022	7,766
	Rose Rock Finance Corp.
5,500	5.625%—11/15/2023[2]	5,253
	Sanchez Energy Corp.
6,200	6.125%—01/15/2023	5,053
	Tesoro Logistics LP
5,000	5.500%—10/15/2019[2]	5,200
2,000	6.250%—10/15/2022[2]	2,100

		7,300

	Triangle USA Petroleum Corp.
8,000	6.750%—07/15/2022[2]	5,480
	Vanguard Natural Resources LLC
5,400	7.875%—04/01/2020	4,848
	Whiting Petroleum Corp.
5,650	6.250%—04/01/2023	5,537
	WPX Energy Inc.
5,400	8.250%—08/01/2023	5,501

		141,175

PAPER & FOREST PRODUCTS—1.1%
	Cascades Inc.
7,500	5.500%—07/15/2022[2]	7,284
4,050	5.750%—07/15/2023[2]	3,929

		11,213

	Resolute Forest Products Inc.
8,500	5.875%—05/15/2023	7,140

		18,353

PHARMACEUTICALS—2.6%
	Concordia Healthcare Corp.
1,650	7.000%—04/15/2023[2]	1,685
	Endo Finance LLC
5,000	5.375%—01/15/2023[2]	5,066
5,200	5.750%—01/15/2022[2]	5,369
4,350	6.000%—07/15/2023[2]	4,535
3,010	7.250%—12/15/2020[2]	3,172

		18,142

	Valeant Pharmaceuticals International Inc.
1,850	5.500%—03/01/2023[2]	1,896
5,500	5.625%—12/01/2021[2]	5,658
9,000	6.125%—04/15/2025[2]	9,427
2,500	6.375%—10/15/2020[2]	2,641
4,500	7.500%—07/15/2021[2]	4,894

		24,516

		44,343

PROFESSIONAL SERVICES—0.3%
	CEB Inc.
5,000	5.625%—06/15/2023[2]	5,025

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.5%
	Communications Sales & Leasing Inc.
2,000	8.250%—10/15/2023[2]	1,915
	CyrusOne LP
2,000	6.375%—11/15/2022	2,075

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Felcor Lodging LP
$5,650	5.625%—03/01/2023	$5,826
5,500	6.000%—06/01/2025[2]	5,693

		11,519

	Geo Group Inc.
1,500	5.125%—04/01/2023	1,515
8,589	5.875%—01/15/2022-10/15/2024	9,008

		10,523

	Iron Mountain Inc.
10,000	5.750%—08/15/2024	10,112
	MPT Operating Partnership LP
1,500	6.875%—05/01/2021	1,583
	Omega Healthcare Investors Inc.
1,700	6.750%—10/15/2022	1,774
	RHP Hotel Properties LP
3,250	5.000%—04/15/2021	3,291

		42,792

ROAD & RAIL—1.4%
	Avis Budget Car Rental LLC
3,000	5.250%—03/15/2025[2]	2,869
	Hertz Corp.
8,000	5.875%—10/15/2020	8,180
9,800	6.250%—10/15/2022	10,045
650	6.750%—04/15/2019	673
1,500	7.375%—01/15/2021	1,571

		20,469

		23,338

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
	Micron Technology Inc.
8,000	5.250%—01/15/2024[2]	7,700

SOFTWARE—0.3%
	Infor (US), Inc.
1,000	6.500%—05/15/2022[2]	1,025
	Nuance Communications Inc.
4,200	5.375%—08/15/2020[2]	4,284

		5,309

SPECIALTY RETAIL—1.2%
	Michaels Stores Inc.
9,900	5.875%—12/15/2020[2]	10,445
	Penske Automotive Group Inc.
4,000	5.750%—10/01/2022	4,185
	Rent-A-Center Inc.
6,000	4.750%—05/01/2021	5,280
1,701	6.625%—11/15/2020	1,690

		6,970

		21,600

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.2%
	NCR Corp.
3,000	5.000%—07/15/2022	2,989
900	6.375%—12/15/2023	952

		3,941

TEXTILES, APPAREL & LUXURY GOODS—0.2%
	Levi Strauss & Co.
3,000	6.875%—05/01/2022	3,251

THRIFTS & MORTGAGE FINANCE—1.3%
	Nationstar Mortgage LLC
5,250	6.500%—07/01/2021	4,922
5,472	7.875%—10/01/2020	5,410

		10,332

	Quicken Loans Inc.
13,000	5.750%—05/01/2025[2]	12,610

		22,942

TRADING COMPANIES & DISTRIBUTORS—1.8%
	Ashtead Capital Inc.
10,221	6.500%—07/15/2022[2]	10,796
	Jurassic Holdings III Inc.
8,250	6.875%—02/15/2021[2]	5,817
	Safway Group Holding LLC
10,250	7.000%—05/15/2018[2]	10,506
	United Rentals North America Inc.
750	5.500%—07/15/2025	720
2,500	5.750%—11/15/2024	2,456

		3,176

		30,295

WIRELESS TELECOMMUNICATION SERVICES—2.5%
	SBA Communications Corp.
1,350	5.625%—10/01/2019	1,419
	SBA Telecommunications Inc.
3,050	5.750%—07/15/2020	3,198
	Sprint Communications Inc.
8,150	6.000%—11/15/2022	7,180
5,500	7.000%—08/15/2020	5,301

		12,481

	Sprint Corp.
3,000	7.125%—06/15/2024	2,753
3,750	7.250%—09/15/2021	3,595
3,500	7.625%—02/15/2025	3,255

		9,603

	T-Mobile USA Inc.
6,000	6.250%—04/01/2021	6,300
6,250	6.375%—03/01/2025	6,570
1,500	6.500%—01/15/2024	1,588
1,500	6.633%—04/28/2021	1,592

		16,050

		42,751

TOTAL CORPORATE BONDS & NOTES (Cost $1,598,820)		1,567,250

SHORT-TERM INVESTMENTS—4.6%
(Cost $80,208)
REPURCHASE AGREEMENTS
80,208	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal Home Loan Mortgage Corp. Notes (market value $81,813)	80,208

TOTAL INVESTMENTS—98.4% (Cost $1,737,081)		1,704,768

CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		27,012

TOTAL NET ASSETS—100.0%		$1,731,780

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security, the stated rate represents the rate in effect at July 31, 2015.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $746,375 or 43% of net assets.

3	Floating rate security, the stated rate represents the rate in effect at July 31, 2015.

4	Position or portion of the position represents an unsettled loan commitment. At period end, the total value of unsettled commitments totaled $4,367 or less than 1% of net assets of net assets. The coupon rate is subject to change at the time of the settlement.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -25.1%)

ASSET-BACKED SECURITIES—4.5%
Principal Amount (000s)		Value (000s)
	Argent Securities Inc. Series 2006-W4 Cl. A2C
$7,256	0.351%—05/25/2036[1]	$2,752
	Series 2005-W2 Cl. A2C
5,354	0.551%—10/25/2035[1]	5,097
	Series 2004-W11 Cl. M3
939	1.316%—11/25/2034[1]	808

		8,657

	Asset Backed Securities Corp. Home Equity Series 2003-HE4 Cl. M1
8,091	1.431%—08/15/2033[1]	7,734
	Bear Stearns Asset Backed Securities Trust Series 2005-4 Cl. M1
803	0.687%—01/25/2036[1]	805
	Celf Loan Partners IV plc
	Series 2007-1X CI. VFNU
6,000	0.693%—05/03/2023[1]	5,886
	Series 2007-1X CI. VFNG
£7,000	0.979%—05/03/2023[1]	10,626

		16,512

	Countrywide Asset-Backed Certificates Series 2006-21 Cl. 2A3
$5,574	0.341%—05/25/2037[1]	4,985
	Series 2006-2 Cl. M1
1,200	0.591%—06/25/2036[1]	871
	Series 2001-BC3 Cl. A
220	0.671%—12/25/2031[1]	166
	Series 2005-15 Cl. 1AF3
4,943	5.450%—04/25/2036[2]	5,014

		11,036

	First Franklin Mortgage Loan Trust Series 2006-FF10 Cl. A4
1,423	0.341%—07/25/2036[1]	1,352
	GSAA Trust
6,422	Series 2006-20 Cl. 1A2 0.371%—12/25/2046[1]	3,871
	Series 2006-4 Cl. 4A2
1,824	0.417%—03/25/2036[1]	1,693
	Series 2007-9 Cl. A1A
2,065	6.000%—08/25/2047	1,915

		7,479

	GSAMP Trust Series 2007-FM1 Cl. 2A2
142	0.261%—12/25/2036[1]	78
	Home Equity Asset Trust Series 2005-2 Cl. M4
5,000	1.241%—07/25/2035[1]	4,948
	HSI Asset Securitization Corp. Trust Series 2006-HE2 Cl. 2A3
6,539	0.361%—12/25/2036[1]	2,946
	MASTR Asset Backed Securities Trust Series 2006-HE2 Cl. A2
7,273	0.431%—06/25/2036[1]	4,217
	Mid-State Trust Series 2004-1 Cl. A
1,756	6.005%—08/15/2037	1,848
	Morgan Stanley ABS Capital I
2,898	Series 2006-HE8 Cl. A1 0.321%—10/25/2036[1]	2,282
	Series 2007-HE1 Cl. A2C
2,857	0.341%—11/25/2036[1]	1,724

		4,006

	Morgan Stanley Dean Witter Capital I Series 2002-HE1 Cl. M1
2,754	1.091%—07/25/2032[1]	2,657
	Motor plc Series 2014-1X Cl. A1
7,492	0.671%—08/25/2021[1]	7,500
	Option One Mortgage Loan Trust Series 2007-6 Cl. 2A4
5,847	0.441%—07/25/2037[1]	3,693
	Park Place Securities Inc. Series 2005-WCW3 Cl. M1
9,700	0.671%—08/25/2035[1]	9,083
	People’s Financial Realty Series 2006-1 Cl. 1A2
5,265	0.321%—09/25/2036[1]	1,629
	Ramp Trust Series 2004-RS8 Cl. MII1
1,320	1.087%—08/25/2034[1]	1,271
	Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Cl. M1
16,793	0.631%—08/25/2035[1]	10,532
	SG Mortgage Securities Trust Series 2006-OPT2 Cl. A3D
6,900	0.401%—10/25/2036[1]	3,644
	SLM Student Loan Trust Series 2010-C Cl. A2
540	2.837%—12/16/2019[1,3]	543

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)
	Small Business Administration Participation Certificates Series 2003-20I Cl. 1
$132	5.130%—09/01/2023	$143
	Series 2009-20A Cl. 1
4,542	5.720%—01/01/2029	5,142
	Series 2008-20H Cl. 1
12,875	6.020%—08/01/2028	14,630
	Series 2001-20A Cl. 1
176	6.290%—01/01/2021	191

		20,106

	Soundview Home Equity Loan Trust
	Series 2006-WF2 Cl. A1
3,452	0.321%—12/25/2036[1]	3,332
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
3,718	0.301%—09/25/2037[1]	1,761
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
27,994	0.421%—01/25/2037[1,3]	17,817

TOTAL ASSET-BACKED SECURITIES (Cost $146,732)		155,186

BANK LOAN OBLIGATIONS—0.7%
	Chrysler Group LLC Term Loan B
6,532	3.500%—05/24/2017[2]	6,540
	Community Health Systems Inc. Term Loan F
6,253	3.534%—12/31/2018[2]	6,276
	HCA Inc. Term Loan B5
9,206	2.937%—03/31/2017[2]	9,226
	MGM Resorts International Term Loan A
396	2.937%—12/20/2017[2]	396

TOTAL BANK LOAN OBLIGATIONS (Cost $22,395)		22,438

COLLATERALIZED MORTGAGE OBLIGATIONS—8.2%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
4,701	0.311%—08/25/2036[1]	2,988
	Alba plc
	Series 2007-1 Cl. A3
£4,000	0.743%—03/17/2039[1]	5,699
	Arran Residential Mortgages Funding plc
	Series 2010-1A Cl. A2B
€4,052	1.391%—05/16/2047[1,3]	4,464
	Banc of America Funding Corp.
	Series 2012-R5 Cl. A
$10,360	0.450%—10/03/2039[1,3]	10,264
	Series 2007-C Cl. 7A5
2,158	0.488%—05/20/2047[1]	1,806

		12,070

	Banc of America Merrill Lynch Commercial Mortgage Inc.
	Series 2007-2 Cl. A4
2,200	5.613%—04/10/2049[2]	2,299
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
14,362	0.401%—05/25/2047[1]	10,710
	Series 2011-RR4 Cl. 8A1
4,547	5.250%—02/26/2036[3]	4,130
	Series 2011-RR5 Cl. 5A1
7,653	5.250%—08/26/2037[3]	7,981
	Series 2011-RR5 Cl. 12A1
910	5.368%—03/26/2037[2,3]	890

		23,711

	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2004-10 Cl. 12A3
76	2.727%—01/25/2035[2]	75
	Series 2000-2 Cl. A1
34	2.766%—11/25/2030[2]	32
	Series 2004-1 Cl. 12A5
649	2.770%—04/25/2034[2]	639

		746

	Bear Stearns Alt-A Trust
	Series 2005-4 Cl. 1A1
569	0.631%—07/25/2035[1]	559
	Bear Stearns Arm Trust
	Series 2006-4 Cl. 1A1
1,114	2.737%—10/25/2036[1]	934
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2007-PW15 Cl. A4
591	5.331%—02/11/2044	620
	Series 2006-PW11 Cl. A4
1,654	5.430%—03/11/2039[2]	1,667
	Series 2007-PW18 Cl. A4
5,300	5.700%—06/11/2050	5,656
	Series 2007-PW17 Cl. AAB
2,694	5.703%—06/11/2050	2,702
	Series 2006-PW12 Cl. A4
1,835	5.716%—09/11/2038[2]	1,875

		12,520

	Chase Mortgage Finance Corp.
	Series 2006-A1 Cl. 4A1
3,812	5.466%—09/25/2036[2]	3,411
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
1,500	5.322%—12/11/2049	1,556
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
13,917	0.521%—11/20/2035[1]	11,304
	Series 2006-6BC Cl. 1A2
7,021	0.591%—05/25/2036[1]	5,470
	Series 2005-84 Cl. 1A1
5,642	2.477%—02/25/2036[2]	4,265
	Series 2005-20CB Cl. 2A5
4,728	5.500%—07/25/2035	4,703
	Series 2006-36T2 Cl. 1A4
1,926	5.750%—12/25/2036	1,531
	Series 2006-39CB Cl. 1A20
9,318	6.000%—01/25/2037	8,651

		35,924

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
2,333	2.673%—09/25/2047[2]	2,070

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
	Credit Suisse Commercial Mortgage Trust
	Series 2010-9R Cl. 20A5
$248	4.000%—01/27/2037[3]	$248
	Series 2006-C5 Cl. A1A
3,574	5.297%—12/15/2039	3,720

		3,968

	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
589	6.000%—11/25/2035	479
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
3,983	0.341%—03/25/2037[1]	2,881
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
4,226	1.080%—03/19/2046[1]	3,213
	Eurohome UK Mortgages plc
	Series 2007-1 Cl. A
£3,804	0.721%—06/15/2044[1]	5,551
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
$3,228	4.823%—02/25/2036[2]	3,080
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
2	6.750%—08/21/2031	2
	Greenwich Capital Commercial Funding Corp.
	Series 2007-GG9 Cl. A4
1,284	5.444%—03/10/2039	1,349
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
1,118	2.698%—05/25/2035[2]	1,060
	Series 2005-AR7 Cl. 6A1
905	4.859%—11/25/2035[2]	873
	Series 2006-2F Cl. 2A13
3,797	5.750%—02/25/2036	3,737

		5,670

	HarborView Mortgage Loan Trust
	Series 2004-8 Cl. 2A3
1,486	1.008%—11/19/2034[1]	1,197
	HomeBanc Mortgage Trust
	Series 2006-H2 Cl. A2
9,356	0.371%—12/25/2036[1]	8,167
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	1.341%—10/25/2034[1]	1,289
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
10	1.742%—01/25/2032[2]	10
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,516	6.500%—07/25/2037	2,322
	IndyMac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
2,452	2.422%—01/25/2036[2]	2,039
	Series 2007-AR13 Cl.4A1
19,769	2.549%—07/25/2037[2]	13,574

		15,613

	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2006-LDP9 Cl. A3
5,075	5.336%—05/15/2047	5,283
	Series 2007-LDPX Cl. A3
14,078	5.420%—01/15/2049	14,746
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[2]	1,698

		21,727

	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
6,228	2.565%—10/25/2036[2]	5,640
	Series 2006-S1 Cl. 3A1
1,786	5.500%—04/25/2036	1,831

		7,471

	JP Morgan Re-REMIC[4]
	Series 2009-7 Cl. 11A1
170	2.770%—09/27/2036[2,3]	169
	Mansard Mortgages plc
	Series 2007-2X Cl. A1
£1,956	1.221%—12/15/2049[1]	2,917
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
$235	0.441%—11/25/2035[1]	221
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 Cl. A3
2,250	5.172%—12/12/2049	2,330
	Series 2007-6 Cl. A4
1,800	5.485%—03/12/2051[2]	1,898

		4,228

	Morgan Stanley Capital I
	Series 2006-HQ8 Cl. A4
718	5.425%—03/12/2044[2]	721
	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
1,799	5.795%—08/12/2045[2,3]	1,901
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
6,590	2.651%—10/25/2035[2]	6,576
	Residential Accredit Loans Inc.
	Series 2006-QA7 Cl. 2A1
7,009	0.376%—08/25/2036[1]	5,592
	Series 2007-QS4 Cl. 3A9
3,643	6.000%—03/25/2037	3,073

		8,665

	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
21,292	6.250%—08/25/2037	12,338
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
509	3.342%—02/25/2037[2]	410
	Series 2006-SA1 Cl. 2A1
524	3.728%—02/25/2036[2]	476

		886

	Rmac Securities plc
	Series 2006-NS4X Cl. A3A
£2,495	0.741%—06/12/2044[1]	3,574

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
$4,375	0.341%—02/25/2037[1]	$3,322
	Series 2001-21A Cl. 3A1
1,512	2.492%—04/25/2035[2]	1,498

		4,820

	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
1,072	0.438%—07/19/2035[1]	1,041
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
1,545	2.672%—01/25/2037[1]	1,480
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C32 Cl. A4FL
2,600	0.361%—06/15/2049[1,3]	2,555
	Series 2006-C23 Cl. A5
11,800	5.416%—01/15/2045[2]	11,915
	Series 2007-C31 Cl. A4
6,395	5.509%—04/15/2047	6,681
	Series 2007-C33 Cl. A4
5,698	5.951%—02/15/2051[2]	5,983

		27,134

	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR6 Cl. 2A1A
866	0.421%—04/25/2045[1]	823
	Series 2005-AR13 Cl. A1A1
412	0.481%—10/25/2045[1]	391
	Series 2006-AR11 Cl. 3A1A
3,504	1.090%—09/25/2046[1]	2,832

		4,046

	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR10 Cl. 1A1
6,785	2.694%—07/25/2036[2]	6,692

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $259,269)		280,349

COMMERCIAL PAPER—1.1%
	ENI Finance USA Inc.
17,600	1.280%—06/02/2016-06/03/2016	17,420
	Ford Motor Credit Co.
20,900	1.100%—11/02/2015[3]	20,870

TOTAL COMMERCIAL PAPER (Cost $38,251)		38,290

CORPORATE BONDS & NOTES—25.6%
	Ally Financial Inc.
18,000	2.750%—01/30/2017	18,090
28,600	5.500%—02/15/2017	29,923
3,900	6.250%—12/01/2017	4,183

		52,196

	American Express Bank FSB
8,800	6.000%—09/13/2017	9,598
	American Express Centurion Bank MTN[5]
9,500	6.000%—09/13/2017	10,362
	American International Group Inc.
3,300	5.050%—10/01/2015	3,322
	Anglo American Capital plc
2,500	2.625%—04/03/2017[3]	2,499
	Apple Inc.
2,700	2.850%—05/06/2021	2,741
	AvalonBay Communities Inc. MTN[5]
4,400	3.450%—06/01/2025	4,382
	Baidu Inc.
8,900	3.000%—06/30/2020	8,854
	Banco Santander Brasil SA
9,800	4.250%—01/14/2016[3]	9,856
	Banco Santander Chile
5,300	1.887%—01/19/2016[2,3]	5,317
	Banco Santander SA
€11,800	6.250%—09/11/2021[2,6]	12,862
	Bank of America Corp.
$12,700	0.850%—05/02/2017[2]	12,612
33,200	6.500%—08/01/2016	34,872

		47,484

	Bank of America Corp. MTN[5]
10,440	1.101%—03/22/2016[1]	10,456
18,300	1.351%—03/22/2018[1]	18,463
5,100	6.400%—08/28/2017	5,569
7,800	6.875%—04/25/2018	8,803

		43,291

	Bank of America NA
4,300	0.696%—05/08/2017[1]	4,293
	Bank of China Hong Kong Ltd.
2,200	5.550%—02/11/2020[3]	2,413
	Bank of India London MTN[5]
2,100	4.750%—09/30/2015	2,111
	Barclays Bank plc
1,700	7.750%—04/10/2023[2]	1,866
£3,600	14.000%—06/15/2019[2,6]	7,414

		9,280

	Barclays plc
€2,300	6.500%—09/15/2019[2,6]	2,576
700	8.000%—12/15/2020[2,6]	843

		3,419

	Baxalta Inc.
$5,200	2.875%—06/23/2020[3]	5,203
	BB&T Corp. MTN[5]
19,500	1.146%—06/15/2018[1]	19,634
	BBVA Bancomer SA
2,800	4.500%—03/10/2016[3]	2,865
5,700	6.500%—03/10/2021[3]	6,298

		9,163

	Bear Stearns Companies LLC
4,300	6.400%—10/02/2017	4,719
	Blackstone Group LP
2,741	9.625%—03/19/2019[3]	2,783	[x]
	BM & FBovespa SA
2,000	5.500%—07/16/2020[3]	2,128
	BPCE SA
38,300	0.846%—11/18/2016[1]	38,350
	Braskem Finance Ltd.
2,400	5.750%—04/15/2021[3]	2,176

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)
	Cantor Fitzgerald LP
$8,900	6.500%—06/17/2022[3]	$9,298
	CIT Group Inc.
3,700	5.000%—05/15/2017	3,839
	Citigroup Inc. MTN[5]
€2,000	0.666%—05/31/2017[1]	2,184
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/NY
$14,700	0.624%—04/28/2017[1]	14,712
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/NY MTN[5]
30,400	0.562%—11/23/2016[1]	30,426
	Credit Agricole SA
£3,900	7.500%—06/23/2026[2,6]	6,151
$3,100	7.875%—01/23/2024[2,6]	3,245
300	8.125%—09/19/2033[2]	336

		9,732

	Credit Suisse Group Funding Guernsey Ltd.
8,900	3.750%—03/26/2025[3]	8,691
	Credit Suisse New York MTN[5]
8,900	0.772%—05/26/2017[1]	8,878
	CSN Islands XI Corp.
1,900	6.875%—09/21/2019[3]	1,501
	CVS Pass-Through Trust
648	6.943%—01/10/2030	774
	Depository Trust & Clearing Corp.
3,000	4.875%—12/29/2049[2,3,6]	3,021
	Dynegy Inc.
1,900	6.750%—11/01/2019[3]	1,971
3,500	7.375%—11/01/2022[3]	3,638
1,800	7.625%—11/01/2024[3]	1,868

		7,477

	Energy Transfer Partners LP
10,200	4.150%—10/01/2020	10,475
	ERP Operating LP
5,500	3.375%—06/01/2025	5,439
	Export-Import Bank of Korea
2,100	4.000%—01/29/2021	2,237
12,300	4.125%—09/09/2015	12,342
2,200	5.125%—06/29/2020	2,463

		17,042

	Ford Motor Credit Co. LLC
1,000	3.984%—06/15/2016	1,022
2,200	8.000%—12/15/2016	2,387

		3,409

	Ford Motor Credit Co. LLC MTN[5]
20,000	0.726%—11/08/2016[1]	19,964
	General Motors Financial Co. Inc.
2,800	3.150%—01/15/2020	2,789
800	3.200%—07/13/2020	791
3,000	4.750%—08/15/2017	3,145

		6,725

	Gerdau Holdings Inc.
3,230	7.000%—01/20/2020[3]	3,424
	Goldman Sachs Group Inc. MTN[5]
1,500	0.904%—06/04/2017[1]	1,498
	GTL Trade Finance Inc.
1,500	7.250%—10/20/2017	1,594
2,000	7.250%—10/20/2017[3]	2,126

		3,720

	Hellenic Railways Organization SA
€3,500	5.014%—12/27/2017	2,710
	HSBC Holdings plc
$9,600	6.375%—03/30/2025[2,6]	9,667
	International Lease Finance Corp.
5,100	5.750%—05/15/2016	5,234
4,600	6.750%—09/01/2016[3]	4,816
9,900	8.625%—09/15/2015	9,974

		20,024

	JP Morgan Chase & Co.
8,200	2.250%—01/23/2020	8,100
7,200	3.150%—07/05/2016	7,338
11,400	3.900%—07/15/2025	11,634

		27,072

	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	7,616
	Keane Group Holdings LLC
24,531	8.500%—08/08/2019	22,918	[y]
	Lloyds Bank plc
7,000	3.500%—05/14/2025	6,944
	Mizuho Bank Ltd.
1,000	0.731%—09/25/2017[2,3]	997
	Morgan Stanley
4,500	5.375%—10/15/2015	4,544
	Morgan Stanley MTN[5]
13,000	0.737%—10/18/2016[1]	12,977
13,400	1.575%—04/25/2018[1]	13,599

		26,576

	MSCI Inc.
4,250	5.250%—11/15/2024[3]	4,344
	Murray Street Investment Trust I
7,000	4.647%—03/09/2017[7]	7,332
	National Australia Bank Ltd. MTN[5]
33,900	0.562%—06/30/2017[1,3]	33,809
	Nationwide Building Society
6,400	6.250%—02/25/2020[3]	7,508
	Noble Group Ltd.
600	4.875%—08/05/2015[3]	599
	Novo Banco SA MTN[5]
€3,500	4.750%—01/15/2018	3,978
	Odebrecht Drilling Norbe VIII/IX Ltd.
$5,248	6.350%—06/30/2022[3]	3,805
	Odebrecht Offshore Drilling Finance Ltd.
3,697	6.625%—10/01/2023[3]	2,366
184	6.750%—10/01/2023[3]	119

		2,485

	OneMain Financial Holdings Inc.
1,600	6.750%—12/15/2019[3]	1,692
1,500	7.250%—12/15/2021[3]	1,568

		3,260

	Owens Corning Co.
9,300	4.200%—12/01/2024	9,230

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)
		Petrobras Global Finance BV
	$1,400	1.896%—05/20/2016[1]	$1,382
	1,200	2.000%—05/20/2016	1,184
	400	2.429%—01/15/2019[2]	364
	7,800	2.643%—03/17/2017[1]	7,605
	1,300	3.163%—03/17/2020[2]	1,173
	2,100	3.250%—03/17/2017	2,053
	3,500	3.500%—02/06/2017	3,440
	1,700	3.875%—01/27/2016	1,705
	1,200	4.375%—05/20/2023	1,010
	400	4.875%—03/17/2020	371
	10,300	5.375%—01/27/2021	9,615
	2,500	5.750%—01/20/2020	2,418
	600	6.125%—10/06/2016	610

			32,930

		Principal Life Global Funding II
	23,400	1.200%—05/19/2017[3]	23,399
		Qtel International Finance Ltd.
	400	3.375%—10/14/2016[3]	410
		Ras Laffan Liquefied Natural Gas Co. Ltd. III
	700	5.838%—09/30/2027[3]	806
		Rio Oil Finance Trust
	1,700	6.250%—07/06/2024[3]	1,594
	8,500	6.750%—01/06/2027[3]	7,969

			9,563

		Rohm and Haas Co.
	717	6.000%—09/15/2017	781
		Royal Bank of Scotland plc MTN[5]
	8,630	9.500%—03/16/2022[2]	9,541
		Schaeffler Holding Finance BV
	€3,400	5.750%—11/15/2021	4,010
	$3,100	6.250%—11/15/2019[3]	3,286

			7,296

		Shell International Finance BV
	5,700	3.250%—05/11/2025	5,642
	3,200	4.375%—05/11/2045	3,210

			8,852

		Societe Generale SA
	5,000	4.250%—04/14/2025[3]	4,779
		Southern Gas Networks plc MTN[5]
	£9,800	0.873%—10/21/2015[1]	15,296
		Springleaf Finance Corp. MTN[5]
	$1,600	5.400%—12/01/2015	1,618
		Stone Street Trust
	16,400	5.902%—12/15/2015[3]	16,680
		UBS AG MTN[5]
	5,100	0.843%—06/01/2017[2]	5,099
	1,800	1.133%—06/01/2020[2]	1,798

			6,897

		Unicredit SpA
	€2,200	6.750%—09/10/2021[2,6]	2,404
	$4,930	8.000%—06/03/2024[2,6]	4,940

			7,344

		United Air Lines Inc.
	577	10.400%—05/01/2018	624
		Verizon Communications Inc.
	2,900	2.036%—09/14/2018[1]	2,992
	2,469	2.500%—09/15/2016	2,508
	9,000	3.650%—09/14/2018	9,468

			14,968

		Wells Fargo & Co.
	17,800	7.980%—03/29/2049[2,6]	19,313

	TOTAL CORPORATE BONDS & NOTES (Cost $869,229)		877,180

FOREIGN GOVERNMENT OBLIGATIONS—10.2%
		Banco Nacional de Desenvolvimento Economico e Social
	€2,300	4.125%—09/15/2017[3]	2,604
		Brazil Letras Do Tesouro Nacional
R$	381,600	0.000%—01/01/2016-04/01/2016[8]	104,597
		Bundesrepublik Deutschland
	€1,900	2.500%—07/04/2044	2,699
	100	3.250%—07/04/2042	159
	21,000	4.250%—07/04/2039	37,401
	1,500	4.750%—07/04/2040	2,882

			43,141

		Export-Import Bank of Korea
	$2,800	2.625%—12/30/2020	2,802
		Italy Buoni Poliennali del Tesoro
	€1,000	3.750%—09/01/2024	1,282
	14,400	5.000%—03/01/2025[3]	20,282

			21,564

		Korea Development Bank
	$18,600	4.375%—08/10/2015	18,609
		Korea Housing Finance Corp.
	2,200	4.125%—12/15/2015[3]	2,225
		Mexican Bonos
MEX$	94,400	6.500%—06/09/2022	6,093
	344,500	8.000%—06/11/2020	23,819
	61,100	10.000%—12/05/2024	4,863

			34,775

		Province of Ontario Canada
	$6,100	1.650%—09/27/2019	6,081
	6,400	3.000%—07/16/2018	6,708
CAD$	5,600	3.150%—06/02/2022	4,680
	$3,800	4.000%—10/07/2019	4,143
CAD$	19,100	4.000%—06/02/2021	16,639
	10,600	4.200%—06/02/2020	9,221
	$2,300	4.400%—04/14/2020	2,564

			50,036

		Province of Quebec Canada
	900	3.500%—07/29/2020	969
CAD$	3,800	3.500%—12/01/2022	3,241
	13,900	4.250%—12/01/2021	12,312
	2,500	4.500%—12/01/2020	2,218

			18,740

		Spain Government Bond
	€3,200	1.600%—04/30/2025[3]	3,441
	600	2.150%—10/31/2025[3]	672
	7,600	2.750%—10/31/2024[3]	9,005
	29,700	3.800%—04/30/2024[3]	37,971

			51,089

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $380,924)		350,182

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—34.7%
Principal Amount (000s)		Value (000s)
	Federal Home Loan Mortgage Corp.
$19	2.374%—06/01/2024[1]	$20
815	4.500%—08/01/2040-09/01/2041	886
109	5.128%—08/01/2035[1]	117
2,376	5.500%—02/01/2038-07/01/2038	2,661
9,071	6.000%—07/01/2016-05/01/2040	10,272

		13,956

	Federal Home Loan Mortgage Corp. REMIC[4]
51	0.637%—11/15/2030[1]	52
103	8.000%—08/15/2022	115
18	9.000%—12/15/2020	20

		187

	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-63 Cl. 1A1
185	1.356%—02/25/2045[1]	190
	Series E3 Cl. A
307	2.947%—08/15/2032[2]	321

		511

	Federal Home Loan Mortgage Corp. TBA[9]
21,000	3.500%—08/13/2045	21,753
14,000	4.000%—09/14/2045	14,830
28,000	4.500%—09/01/2041-08/14/2045	30,301

		66,884

	Federal Housing Authority Project
8	7.400%—02/01/2021	8	[x]
1,525	7.450%—05/01/2021	1,523	[x]

		1,531

	Federal National Mortgage Association
473	1.556%—10/01/2040[1]	496
5,300	2.310%—08/01/2022	5,291
2,203	2.383%—08/01/2035[1]	2,337
133	2.407%—05/01/2035[1]	142
2,485	2.436%—06/01/2035[1]	2,648
11,439	2.475%—04/01/2019	11,768
6,000	2.870%—09/01/2027	5,984
2,883	3.000%—02/01/2021-11/01/2025	3,005
468	3.330%—11/01/2021	492
1,297	3.500%—04/01/2021-05/01/2027	1,370
26,423	4.000%—10/01/2015-10/01/2031	27,963
22,817	4.500%—01/01/2018-10/01/2042	24,527
18,006	5.000%—12/01/2022-07/01/2044	19,963
90,691	5.500%—02/01/2023-12/01/2043	102,035
45,938	6.000%—07/01/2016-09/01/2040	52,249
	Series 2003-W1 Cl. 1A1
270	5.792%—12/25/2042[2]	308

		260,578

	Federal National Mortgage Association REMIC[4]
	Series 2006-5 Cl. 3A2
184	2.213%—05/25/2035[2]	191
	Series 2011-98 Cl. ZL
63,816	3.500%—10/25/2041	63,916
	Series 2003-25 Cl. KP
1,002	5.000%—04/25/2033	1,097

		65,204

	Federal National Mortgage Association TBA[9]
79,000	3.000%—08/13/2045-09/14/2045	79,439
239,000	3.500%—09/01/2026-10/14/2045	247,898
265,000	4.000%—08/13/2045-09/14/2045	281,389
76,000	4.500%—09/14/2045	82,327
11,000	5.000%—09/01/2041-08/14/2045	12,150

		703,203

	Government National Mortgage Association
38,717	5.000%—08/15/2033-07/15/2041	42,941
	Government National Mortgage Association II
314	1.625%—09/20/2023-11/20/2029[1]	325
472	1.750%—03/20/2017-02/20/2032[1]	488
194	2.000%—08/20/2022-10/20/2025[1]	201
29	2.500%—12/20/2024[1]	29

		1,043

	Government National Mortgage Association TBA[9]
2,000	3.000%—08/20/2045	2,034
16,000	3.500%—09/21/2045	16,668
5,000	4.000%—09/21/2045	5,312
7,000	5.000%—08/20/2045	7,748

		31,762

TOTAL MORTGAGE PASS-THROUGH (Cost $1,170,684)		1,187,800

MUNICIPAL BONDS—4.5%
	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,694
	California State University
3,900	6.434%—11/01/2030	4,911
	Chicago Transit Authority
270	6.300%—12/01/2021	287
7,200	6.899%—12/01/2040	8,429

		8,716

	City of Chicago IL
5,800	7.750%—01/01/2042	5,749
	Clark County Nevada
14,000	6.350%—07/01/2029	15,833
	Denver Public Schools
39,000	7.017%—12/15/2037	52,156
	Los Angeles City CA Wastewater System Revenue
2,000	5.713%—06/01/2039	2,389
	North Las Vegas City NV
20,000	6.572%—06/01/2040	18,156
	Public Power Generation Agency
600	7.242%—01/01/2041	715
	State of California
7,800	7.500%—04/01/2034	11,055
5,300	7.550%—04/01/2039	7,814
5,000	7.950%—03/01/2036	6,055

		24,924

	University of California
20,270	4.858%—05/15/2112	19,161

TOTAL MUNICIPAL BONDS (Cost $132,791)		155,404

PREFERRED STOCKS—0.1%
Shares
BANKS—0.0%
80,000	Citigroup Capital XIII	2,038

DIVERSIFIED FINANCIAL SERVICES—0.1%
84,649	Ally Financial Inc.	2,203

TOTAL PREFERRED STOCKS (Cost $4,327)		4,241

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

PURCHASED OPTIONS—0.1%
No. of Contracts		Value (000s)
	Interest Rate Swap Option 1 year
122,400,000	0.800%—01/19/2016	$139
	Interest Rate Swap Option 2 year
40,700,000	2.100%—01/30/2018	405
	Interest Rate Swap Option 5 year
20,500,000	1.500%—01/29/2016	78
	Interest Rate Swap Option 10 year
20,500,000	1.750%—01/29/2016	69
60,600,000	2.580%—05/12/2016-05/23/2016	1,437

		1,506

TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $3,065)		2,128

RIGHTS/WARRANTS—0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow	—	[z]

U.S. GOVERNMENT AGENCIES—1.7%
Principal Amount (000s)
	Federal Home Loan Mortgage Corp.
$19,000	3.750%—03/27/2019	20,652
9,200	1.250%—08/01/2019	9,123
3,100	2.375%—01/13/2022	3,165

		32,940

	Federal National Mortgage Association
9,300	5.000%—05/11/2017	10,006
13,000	5.375%—06/12/2017[10]	14,117

		24,123

TOTAL U.S. GOVERNMENT AGENCIES (Cost $56,462)		57,063

U.S. GOVERNMENT OBLIGATIONS—33.7%
	Treasury Bill
550	0.000%—01/28/2016[8,10]	550
	U.S. Treasury Bonds
40,400	2.500%—02/15/2045	36,840
52,700	2.750%—08/15/2042-11/15/2042	50,866
47,030	3.000%—05/15/2042-11/15/2044	47,683
120,200	3.125%—02/15/2042-08/15/2044	124,732
45,500	3.375%—05/15/2044[10]	49,456
5,400	4.250%—05/15/2039	6,729
19,200	4.375%—11/15/2039-05/15/2040	24,384
12,000	4.625%—02/15/2040	15,785

		356,475

	U.S. Treasury Inflation Indexed Bonds[11]
17,018	0.125%—01/15/2022[10]	16,806
27,236	0.125%—07/15/2022-07/15/2024	26,857
10,239	0.250%—01/15/2025	10,022
15,140	0.375%—07/15/2025	15,012
12,870	0.625%—07/15/2021[10]	13,199
12,740	0.750%—02/15/2042-02/15/2045	11,825
3,478	1.125%—01/15/2021[10]	3,652
7,632	1.250%—07/15/2020[10]	8,090
2,244	1.375%—02/15/2044	2,426
102,599	1.750%—01/15/2028	116,658
72,356	2.000%—01/15/2026	83,006
184,572	2.375%—01/15/2025-01/15/2027	218,517
443	2.500%—01/15/2029	548
1,323	3.625%—04/15/2028	1,806
8,678	3.875%—04/15/2029	12,328

		540,752

	U.S. Treasury Notes
16,800	1.375%—03/31/2020[10]	16,715
33,800	2.000%—08/31/2021-10/31/2021[10]	34,118
68,300	2.125%—05/15/2025	67,836
95,900	2.250%—11/15/2024	96,379
5,500	2.375%—08/15/2024[10]	5,590
31,900	2.500%—05/15/2024	32,787

		253,425

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,161,639)		1,151,202

SHORT-TERM INVESTMENTS—2.0%
COMMERCIAL PAPER—0.8%
	Ford Motor Credit Co.
9,500	0.820%—09/03/2015[3]	9,493
	Nationwide Building Society
8,000	0.397%—08/27/2015	7,998
	Thermo Fisher Scientific Inc.
8,600	0.858%—08/24/2015	8,595

		26,086

REPURCHASE AGREEMENTS—1.2%
27,900	Repurchase Agreement with Morgan Stanley dated July 31, 2015 due August 03, 2015 at 0.290% collateralized by U.S. Treasury Bonds (market value $28,040)	27,900
13,040	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal National Mortgage Association Bonds (market value $13,304)	13,040

		40,940

TOTAL SHORT-TERM INVESTMENTS (Cost $67,026)		67,026

TOTAL INVESTMENTS—127.1% (Cost $4,312,809)		4,348,489

CASH AND OTHER ASSETS, LESS LIABILITIES—(27.1)%		(927,052)

TOTAL NET ASSETS—100.0%		$3,421,437

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2015

Description	Number of Contracts	Aggregate Face Value (000s)		Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Government Bond Futures 10 year (Buy)	14	AUD$	1,400	09/15/2015	$34
Canadian Government Bond Futures 10 year (Sell)	280	CAD$	28,000	09/21/2015	(866)
Euribor Interest Rate 3 month (Buy)	329		€82,250	12/14/2015	4
Euribor Interest Rate 3 month (Buy)	328		82,000	03/14/2016	4
Euro-BOBL Futures (Buy)	130		13,000	09/08/2015	137
Euro-BTP Futures (Buy)	780		78,000	09/08/2015	5,407
Euro-Bund Futures (Sell)	993		99,300	09/08/2015	(1,748)
Euro-BUXL Futures (Buy)	18		1,800	09/08/2015	(95)
Euro-Schatz Futures (Buy)	976		97,600	09/08/2015	54
United Kingdom Pound Sterling Interest Rate Futures 90 day (Sell)	776		£97,000	03/15/2017	11
United Kingdom Pound Sterling Interest Rate Futures 90 day (Sell)	699		87,375	06/21/2017	(9)
Eurodollar Futures-CME 90 day (Buy)	536		$134,000	03/14/2016	(80)
Eurodollar Futures-CME 90 day (Sell)	1,396		349,000	06/13/2016	(544)
Eurodollar Futures-CME 90 day (Sell)	1,063		265,750	09/19/2016	(585)
Eurodollar Futures-CME 90 day (Sell)	167		41,750	12/19/2016	(57)
Eurodollar Futures-CME 90 day (Sell)	2,669		667,250	03/13/2017	(1,462)
Eurodollar Futures-CME 90 day (Sell)	1,513		378,250	09/18/2017	(843)
Eurodollar Futures-CME 90 day (Sell)	1,357		339,250	12/18/2017	(724)
U.S. Treasury Bond Futures 30 year (Buy)	78		7,800	09/21/2015	(11)
U.S. Treasury Note Futures 5 year (Buy)	1,572		157,200	09/30/2015	1,181
U.S. Treasury Note Futures 10 year (Buy)	1,792		179,200	09/21/2015	1,221

Total Futures Contracts					$1,029

WRITTEN OPTIONS OPEN AT JULY 31, 2015

WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Premiums Received (000s)	Value (000s)
Euro-Bund Futures (Call)	CME Group	340	$154.50	08/21/2015	$158	$(193)

WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	14,100,000	215.95	[j]	03/12/2020	$119	$(9)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	33,900,000	216.69	[j]	04/07/2020	302	(24)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	15,100,000	217.97	[j]	09/29/2020	195	(12)
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	5,100,000	215.95	[j]	03/10/2020	38	(3)
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	15,600,000	218.01	[j]	10/13/2020	153	(13)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	81,500,000	0.500%		01/19/2016	49	(18)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	40,900,000	0.520		01/19/2016	25	(10)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	81,500,000	0.650		01/19/2016	90	(45)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	40,900,000	0.660		01/19/2016	41	(24)
Interest Rate Swap Option 2 year (Call)	JP Morgan Chase Bank NA	40,700,000	1.100		01/30/2018	212	(127)
Interest Rate Swap Option 2 year (Call)	JP Morgan Chase Bank NA	40,700,000	1.600		01/30/2018	368	(241)
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley Capital Services LLC	402,200,000	2.500		05/23/2016	1,257	(863)
Interest Rate Swap Option 2 year 1 year (Put)	Morgan Stanley Capital Services LLC	172,800,000	2.500		05/12/2016	582	(352)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	20,500,000	1.100		01/29/2016	78	(19)
Interest Rate Swap Option 5 year (Call)	Morgan Stanley Capital Services LLC	20,500,000	1.300		01/29/2016	119	(41)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	136,100,000	2.520		09/18/2015	1,191	(7)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	56,600,000	2.600		09/14/2015	743	(1)
Interest Rate Swap Option 10 year (Call)	Morgan Stanley Capital Services LLC	37,900,000	2.350		08/03/2015	212	(273)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	37,900,000	2.750		08/03/2015	91	—
Currency Option Euro vs. U.S. Dollar (Put)	BNP Paribas SA	6,300,000	$1.09		08/06/2015	60	(23)
Currency Option Euro vs. U.S. Dollar (Put)	Deutsche Bank AG	4,000,000	1.07		09/04/2015	33	(14)
Currency Option Euro vs. U.S. Dollar (Put)	HSBC Bank USA NA	5,200,000	1.07		09/04/2015	48	(18)
Currency Option Euro vs. U.S. Dollar (Put)	Westpac Banking Corp.	7,200,000	1.07		08/06/2015	48	(4)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Citibank NA	4,700,000	3.55		09/01/2015	39	(52)
Currency Option U.S. Dollar vs. Brazilian Real (Put)	Citibank NA	4,700,000	3.27		09/01/2015	37	(16)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Deutsche Bank AG	9,000,000	3.60		08/26/2015	39	(53)
Currency Option U.S. Dollar vs. Brazilian Real (Put)	Deutsche Bank AG	9,000,000	3.30		08/26/2015	96	(37)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Goldman Sachs Bank USA	6,300,000	3.60		08/28/2015	25	(42)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS—Continued

WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price	Expiration Date	Premiums Received (000s)	Value (000s)
Currency Option U.S. Dollar vs. Brazilian Real (Put)	Goldman Sachs Bank USA	6,300,000	$3.30	08/28/2015	$55	$(27)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	9,900,000	3.58	09/09/2015	94	(117)
Currency Option U.S. Dollar vs. Brazilian Real (Put)	JP Morgan Chase Bank NA	9,900,000	3.26	09/09/2015	96	(38)
Currency Option U.S. Dollar vs. Israeli New Sheqel (Call)	Goldman Sachs Bank USA	8,300,000	3.98	08/04/2015	68	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Citibank NA	6,100,000	99.00	09/30/2015	64	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Citibank NA	5,200,000	118.15	08/07/2015	26	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Citibank NA	4,100,000	118.15	08/06/2015	19	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	JP Morgan Chase Bank NA	9,000,000	109.00	11/10/2015	172	(2)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	JP Morgan Chase Bank NA	5,600,000	117.95	08/11/2015	25	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Société Générale Paris	9,500,000	109.00	11/19/2015	162	(3)
Currency Option U.S. Dollar vs. Japanese Yen (Put)	UBS AG Stamford	4,200,000	119.35	08/12/2015	18	—
Currency Option U.S. Dollar vs. Japanese Yen (Put)	Westpac Banking Corp.	3,400,000	119.45	08/12/2015	13	—
Currency Option U.S. Dollar vs. Russian Ruble (Call)	HSBC Bank USA NA	2,500,000	63.00	10/02/2015	39	(80)
U.S. Treasury Note Futures 10 year (Put)	CME Group	211	126.00	08/21/2015	87	(59)
U.S. Treasury Note Futures 10 year (Put)	CME Group	211	126.50	08/21/2015	66	(36)

Total Written Options Not Settled Through Variation Margin					$7,294	$(2,703)

Total Written Options					$7,452	$(2,896)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	BNP Paribas SA	$4,336	$4,380	08/04/2015	$(44)
Brazilian Real (Buy)	Deutsche Bank AG	1,895	1,914	08/04/2015	(19)
Brazilian Real (Buy)	Goldman Sachs Bank USA	394	398	08/04/2015	(4)
Brazilian Real (Buy)	JP Morgan Chase Bank	6,625	7,026	08/04/2015	(401)
Brazilian Real (Buy)	JP Morgan Chase Bank	42,568	43,762	10/02/2015	(1,194)
Brazilian Real (Buy)	JP Morgan Chase Bank	387	480	01/03/2018	(93)
Brazilian Real (Sell)	BNP Paribas SA	4,336	4,725	08/04/2015	389
Brazilian Real (Sell)	BNP Paribas SA	22,855	31,936	10/02/2015	9,081
Brazilian Real (Sell)	BNP Paribas SA	15,798	22,140	01/05/2016	6,342
Brazilian Real (Sell)	BNP Paribas SA	387	484	01/03/2018	97
Brazilian Real (Sell)	Deutsche Bank AG	1,895	1,949	08/04/2015	54
Brazilian Real (Sell)	Goldman Sachs Bank USA	394	402	08/04/2015	8
Brazilian Real (Sell)	Goldman Sachs Bank USA	24,965	26,682	04/04/2016	1,717
Brazilian Real (Sell)	HSBC Bank USA	50,250	53,598	01/05/2016	3,348
Brazilian Real (Sell)	JP Morgan Chase Bank	6,624	6,692	08/04/2015	68
Brazilian Real (Sell)	JP Morgan Chase Bank	5,191	5,250	09/02/2015	59
Brazilian Real (Sell)	JP Morgan Chase Bank	14,108	16,573	01/05/2016	2,465
Brazilian Real (Sell)	UBS AG	19,713	27,700	10/02/2015	7,987
British Pound Sterling (Buy)	Goldman Sachs Bank USA	1,242	1,249	08/04/2015	(7)
British Pound Sterling (Buy)	HSBC Bank USA	45,858	45,803	08/04/2015	55
British Pound Sterling (Sell)	Citibank NA	10,988	11,001	09/02/2015	13
British Pound Sterling (Sell)	Deutsche Bank AG	9,147	9,074	08/04/2015	(73)
British Pound Sterling (Sell)	Deutsche Bank AG	2,764	2,756	09/02/2015	(8)
British Pound Sterling (Sell)	HSBC Bank USA	45,848	45,793	09/02/2015	(55)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	5,232	5,212	08/04/2015	(20)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	32,722	32,974	08/04/2015	252
Canadian Dollar (Buy)	Goldman Sachs Bank USA	50,823	51,132	08/04/2015	(309)
Canadian Dollar (Sell)	Citibank NA	49,937	52,902	08/04/2015	2,965
Canadian Dollar (Sell)	Goldman Sachs Bank USA	50,815	51,123	09/02/2015	308
Canadian Dollar (Sell)	HSBC Bank USA	546	563	08/04/2015	17
Canadian Dollar (Sell)	JP Morgan Chase Bank NA	341	351	08/04/2015	10
Euro Currency (Buy)	Citibank NA	334,680	336,942	08/04/2015	(2,262)
Euro Currency (Buy)	Citibank NA	21,313	21,277	09/02/2015	36
Euro Currency (Buy)	Deutsche Bank AG	13,967	17,075	06/13/2016	(3,108)
Euro Currency (Buy)	Goldman Sachs Bank USA	11,502	11,639	08/04/2015	(137)
Euro Currency (Buy)	Goldman Sachs Bank USA	1,110	1,098	08/04/2015	12
Euro Currency (Buy)	Goldman Sachs Bank USA	13,729	13,840	09/02/2015	(111)
Euro Currency (Buy)	JP Morgan Chase Bank NA	12,909	12,971	08/04/2015	(62)
Euro Currency (Sell)	Barclays Bank plc	21,714	26,995	06/27/2016	5,281

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	Citibank NA	$59,226	$58,767	08/04/2015	$(459)
Euro Currency (Sell)	Citibank NA	12,260	12,410	08/04/2015	150
Euro Currency (Sell)	Citibank NA	257,597	258,853	09/02/2015	1,256
Euro Currency (Sell)	Deutsche Bank AG	10,983	13,394	08/07/2015	2,411
Euro Currency (Sell)	Deutsche Bank AG	1,983	2,422	02/01/2016	439
Euro Currency (Sell)	Deutsche Bank AG	27,900	34,552	06/13/2016	6,652
Euro Currency (Sell)	Goldman Sachs Bank USA	11,926	12,158	08/04/2015	232
Euro Currency (Sell)	Goldman Sachs Bank USA	3,873	3,901	09/02/2015	28
Euro Currency (Sell)	HSBC Bank USA	144,382	146,583	08/04/2015	2,201
Euro Currency (Sell)	JP Morgan Chase Bank NA	22,300	22,242	08/04/2015	(58)
Euro Currency (Sell)	JP Morgan Chase Bank NA	51,715	51,974	08/04/2015	259
Euro Currency (Sell)	UBS AG	58,391	59,426	08/04/2015	1,035
Indian Rupee (Buy)	Citibank NA	6,186	6,147	08/24/2015	39
Indian Rupee (Buy)	Goldman Sachs Bank USA	13,700	13,594	08/24/2015	106
Indian Rupee (Buy)	JP Morgan Chase Bank	13,922	14,106	10/20/2015	(184)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	172,596	173,109	08/04/2015	(513)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	17,503	17,451	09/02/2015	52
Japanese Yen (Buy)	UBS AG	20,239	20,292	09/02/2015	(53)
Japanese Yen (Sell)	BNP Paribas SA	60,115	60,130	08/04/2015	15
Japanese Yen (Sell)	Citibank NA	37,286	37,476	08/04/2015	190
Japanese Yen (Sell)	Citibank NA	2,078	2,073	09/02/2015	(5)
Japanese Yen (Sell)	Deutsche Bank AG	22,778	23,269	08/04/2015	491
Japanese Yen (Sell)	Goldman Sachs Bank USA	47,697	47,954	08/04/2015	257
Japanese Yen (Sell)	HSBC Bank USA	15,392	18,707	08/07/2015	3,315
Japanese Yen (Sell)	JP Morgan Chase Bank NA	168,187	168,610	09/02/2015	423
Japanese Yen (Sell)	UBS AG	4,720	4,780	08/04/2015	60
Mexican Peso (Buy)	Barclays Bank plc	1,084	1,105	09/30/2015	(21)
Mexican Peso (Buy)	Citibank NA	536	546	09/30/2015	(10)
Mexican Peso (Buy)	Deutsche Bank AG	2,258	2,226	09/30/2015	32
Mexican Peso (Buy)	UBS AG	18,948	19,317	09/30/2015	(369)
Mexican Peso (Buy)	UBS AG	111	110	09/30/2015	1
Mexican Peso (Sell)	Citibank NA	9,513	9,404	09/30/2015	(109)
Mexican Peso (Sell)	Citibank NA	41,397	42,392	09/30/2015	995
Mexican Peso (Sell)	Deutsche Bank AG	1,364	1,401	09/30/2015	37
Mexican Peso (Sell)	Goldman Sachs Bank USA	3,467	3,610	09/30/2015	143
Mexican Peso (Sell)	HSBC Bank USA	3,800	3,955	09/30/2015	155
Mexican Peso (Sell)	JP Morgan Chase Bank NA	2,773	2,753	09/30/2015	(20)
Mexican Peso (Sell)	UBS AG	2,271	2,356	09/30/2015	85
New Israeli Sheqel (Buy)	Citibank NA	75,608	75,565	08/12/2015	43
New Israeli Sheqel (Buy)	JP Morgan Chase Bank NA	1,892	1,884	08/12/2015	8
New Israeli Sheqel (Sell)	Citibank NA	77,500	75,613	08/12/2015	(1,887)
New Israeli Sheqel (Sell)	Citibank NA	75,646	75,605	10/15/2015	(41)
Russian Ruble (Buy)	Barclays Capital	2,307	2,390	08/14/2015	(83)
Russian Ruble (Buy)	Credit Suisse International	5,973	6,380	08/14/2015	(407)
Russian Ruble (Buy)	Goldman Sachs Bank USA	2,331	2,483	08/14/2015	(152)
Russian Ruble (Buy)	HSBC Bank USA	5,487	5,825	08/14/2015	(338)
Russian Ruble (Buy)	JP Morgan Chase Bank	6,422	6,636	08/14/2015	(214)
Russian Ruble (Buy)	Société Générale Paris	2,318	2,483	08/14/2015	(165)
Russian Ruble (Buy)	Société Générale Paris	4,304	4,523	08/27/2015	(219)
Russian Ruble (Sell)	Credit Suisse International	2,258	2,531	08/14/2015	273
Russian Ruble (Sell)	Société Générale	29,928	34,009	08/14/2015	4,081
South Korean Won (Buy)	JP Morgan Chase Bank	4,702	4,699	08/24/2015	3
South Korean Won (Buy)	JP Morgan Chase Bank	4,304	4,310	09/11/2015	(6)
South Korean Won (Sell)	JP Morgan Chase Bank	10,097	10,622	09/11/2015	525
Swiss Franc (Sell)	Goldman Sachs Bank USA	713	738	08/12/2015	25

Total Forward Currency Contracts					$53,361

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2015

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.700%	12/19/2024	CAD$	6,500	$70
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	0.750	09/16/2025		€19,100	(517)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.500	09/16/2017		£73,800	66
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.880	10/05/2017		40,400	122
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.500	12/16/2017		87,100	(385)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	1.500	03/16/2018		60,100	(113)
CME Group	Mexico Interbank TIIE 28 Day	Pay	4.388	07/28/2017	MEX$	266,800	31
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.700	01/18/2019		144,000	(28)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.010	10/10/2019		41,000	(41)
CME Group	Mexico Interbank TIIE 28 Day	Pay	4.925	01/13/2020		97,700	(69)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.270	02/05/2020		1,187,600	258
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.615	06/02/2020		181,400	67
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.350	06/02/2021		213,600	45
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.610	07/07/2021		30,800	(6)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.840	09/14/2021		56,400	(24)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.570	10/08/2021		108,200	(46)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.608	10/08/2021		36,000	23
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.430	11/17/2021		1,194,500	324
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.920	12/08/2021		26,400	17
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.795	12/10/2021		100	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.850	12/21/2021		80,700	(185)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.375	01/07/2022		72,900	(158)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.940	07/13/2022		341,400	119
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.500	09/02/2022		57,300	79
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.530	06/05/2025		367,200	297
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/16/2019		$46,700	(343)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/16/2020		255,100	(2,849)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.250	12/16/2022		252,500	(3,774)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.250	12/16/2022		17,500	259
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.500	12/16/2025		20,900	(443)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	12/16/2045		317,500	(17,312)
CME Group	Federal Funds Effective Rate US	Pay	0.500	06/17/2016		46,600	(34)

Interest Rate Swaps							$(24,550)

CENTRALLY CLEARED SWAP AGREEMENTS CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	iTraxx Europe Series 23 Version 1	Buy	1.000%	06/20/2020	0.623%	$2,083	$1,253	€98,500	$830
ICE Group	Dow Jones CDX North America High Yield Index Series 24	Buy	5.000	06/20/2020	3.405	3,819	3,694	$56,430	125
ICE Group	Dow Jones CDX North America Investment Grade Index Series 24	Buy	1.000	06/20/2020	0.635	1,668	1,596	111,600	72

Credit Default Swaps									$1,027

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Bank of America NA	Mexico Interbank TIIE 28 Day	Pay	6.920%	11/28/2029	MEX$	300	$—
Goldman Sachs Bank USA	Mexico Interbank TIIE 28 Day	Pay	5.750	06/05/2023		15,300	23

Interest Rate Swaps							$23

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	United States of America 4.880% due 08/15/2016	Sell	0.250%	03/20/2016	0.093%	$8	$(82)	€5,800	$90
UBS AG Stamford	United States of America 4.880% due 08/15/2016	Sell	0.250	09/20/2015	0.093	1	(25)	1,700	26
Deutsche Bank AG	Berkshire Hathaway Inc. 1.900% due 01/31/2017	Sell	1.000	09/20/2016	0.166	26	38	$2,400	(12)
Goldman Sachs International	Chesapeake Energy Corporation 6.630% due 08/15/2020	Sell	5.000	06/20/2019	6.981	(57)	(63)	1,000	6
Goldman Sachs International	Chesapeake Energy Corporation 6.630% due 08/15/2020	Sell	5.000	09/20/2020	7.466	(124)	(139)	1,400	15
Bank of America NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.811	1	(6)	700	7
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.811	3	(20)	2,300	23
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	03/20/2016	0.812	16	(47)	7,000	63
Citibank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.811	1	(16)	1,000	17
Citibank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	0.961	38	(81)	25,800	119
Citibank NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	09/20/2020	2.881	(69)	(60)	800	(9)
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2016	0.961	22	(44)	15,200	66
HSBC Bank USA NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.811	5	(24)	3,300	29
JP Morgan Chase Bank NA	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.811	5	(28)	3,300	33
UBS AG Stamford	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	0.811	1	(5)	700	6
Deutsche Bank AG	General Electric Capital Corp. 5.630% due 09/15/2017	Sell	1.000	09/20/2015	0.123	8	44	3,600	(36)
Deutsche Bank AG	JP Morgan Chase & Co. Senior Unsecured	Sell	1.000	09/20/2016	0.278	45	62	4,800	(17)
Deutsche Bank AG	Morgan Stanley & Co. LLC Senior Unsecured	Sell	1.000	09/20/2018	0.540	217	186	14,100	31
Barclays Bank plc	People’s Republic of China Senior Unsecured	Sell	1.000	12/20/2018	0.661	7	5	600	2
Citibank NA	People’s Republic of China Senior Unsecured	Sell	1.000	12/20/2018	0.661	21	16	1,700	5
Royal Bank of Scotland plc	People’s Republic of China Senior Unsecured	Sell	1.000	09/20/2016	0.304	4	3	400	1
Barclays Bank plc	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	4.755	(416)	(353)	2,900	(63)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	06/20/2018	4.196	(76)	(130)	900	54
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	4.755	(86)	(87)	600	1
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	4.755	(244)	(184)	1,700	(60)
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	4.755	(143)	(92)	1,000	(51)
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	03/20/2020	4.833	(31)	(37)	200	6
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	4.755	(301)	(237)	2,100	(64)
Morgan Stanley Capital Services LLC	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	4.755	(359)	(232)	2,500	(127)
Deutsche Bank AG	Republic of Indonesia Senior Unsecured	Sell	1.000	09/20/2015	0.445	2	(29)	1,200	31
Citibank NA	Sprint Communications, Inc. 8.380% due 08/15/2017	Sell	5.000	12/20/2019	4.769	24	87	1,700	(63)
Goldman Sachs International	Sprint Communications, Inc. 8.380% due 08/15/2017	Sell	5.000	12/20/2019	4.769	19	70	1,300	(51)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	The Export-Import Bank of China Senior Unsecured	Sell	1.000%	06/20/2017	0.457%	$6	$(21)	$500	$27
Citibank NA	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	09/20/2020	0.877	57	31	8,000	26
JP Morgan Chase Bank NA	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	06/20/2017	0.417	12	15	1,000	(3)
Citibank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.475	3	(20)	1,600	23
Citibank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	06/20/2016	0.538	313	10	59,600	303
Deutsche Bank AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.475	63	(104)	14,100	167
HSBC Bank USA NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	03/20/2016	0.475	93	(155)	20,800	248
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	09/20/2016	0.573	4	4	600	—
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	0.920	03/20/2016	0.475	2	—	300	2
JP Morgan Chase Bank NA	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2016	0.573	6	6	1,000	—
UBS AG Stamford	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	0.475	1	(7)	600	8
Credit Suisse International	Verizon Communications Inc. 5.500% due 04/01/2017	Sell	1.000	09/20/2018	0.462	9	14	500	(5)

Credit Default Swaps									$874

Total Swaps									$(22,626)

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2015

Par Value (000s)	Security	Proceeds (000s)	Value (000s)
$67,000	Federal National Mortgage Association TBA[9]	$73,318	$(73,418)
41,500	U.S. Treasury Notes	40,915	(41,218)

	Fixed Income Investments Sold Short	$114,233	$(114,636)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$155,186	$—	$155,186
Bank Loan Obligations	—	22,438	—	22,438
Collateralized Mortgage Obligations	—	280,349	—	280,349
Commercial Paper	—	38,290	—	38,290
Corporate Bonds & Notes	—	851,479	25,701	877,180
Foreign Government Obligations	—	350,182	—	350,182
Mortgage Pass-Through	—	1,186,269	1,531	1,187,800
Municipal Bonds	—	155,404	—	155,404
Preferred Stocks	4,241	—	—	4,241
Purchased Options	—	2,128	—	2,128
Rights/Warrants	—	—	—	—
U.S. Government Agencies	—	57,063	—	57,063
U.S. Government Obligations	—	1,151,202	—	1,151,202

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS—Continued

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Commercial Paper	$—	$26,086	$—	$26,086
Repurchase Agreements	—	40,940	—	40,940

Total Investments in Securities	$4,241	$4,317,016	$27,232	$4,348,489

Financial Derivative Instruments—Assets
Forward Currency Contracts	$—	$66,581	$—	$66,581
Futures Contracts	8,053	—	—	8,053
Swap Agreements	—	4,262	—	4,262

Total Financial Derivative Instruments—Assets	$8,053	$70,843	$—	$78,896

Liability Category
Fixed Income Investments Sold Short	$—	$(114,636)	$—	$(114,636)

Financial Derivative Instruments—Liabilities
Forward Currency Contracts	$—	$(13,220)	$—	$(13,220)
Futures Contracts	(7,024)	—	—	(7,024)
Swap Agreements	—	$(26,888)	—	$(26,888)
Written Options	(288)	(2,608)	—	(2,896)

Total Financial Derivative Instruments—Liabilities	$(7,312)	$(42,716)	$—	$(50,028)

Total Investments	$4,982	$4,230,507	$27,232	$4,262,721

The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2015.

Valuation Description	Balance Beginning at 11/01/2014 (000s)	Purchases (000s)	Sales (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)		Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2015[w] (000s)
Corporate Bonds & Notes	$25,000	$62	$(469)	$(3)	$9	$(1,667)	$2,769	[h]	$—	$25,701
Mortgage Pass-Through	1,693	—	(180)	(1)	1	18	—		—	1,531
Rights/Warrants	—	—	—	—	—	—	—		—	—

	$26,693	$62	$(649)	$(4)	$10	$(1,649)	$2,769	[h]	$—	$27,232

There were no transfers between Levels 1 and 2 during the period.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.

Valuation Descriptions	Ending Balance as of 07/31/2015 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Corporate Bonds & Notes
Blackstone Group LP 9.625%—03/19/2019	$2,783	Benchmark Pricing	Base Price	$101.55
Keane Group Holdings LLC 8.500%—08/08/2019	22,918	Portfolio Manager Fair Valuation	Par Value	93.42

	$25,701

Mortgage Pass-Through
Federal Housing Authority Project 7.400%—02/01/2021	$8	Benchmark Pricing	Base Price	99.84
Federal Housing Authority Project 7.450%—05/01/2021	1,523	Benchmark Pricing	Base Price	99.84

	$1,531

Rights/Warrants
General Motors Co. Escrow	$—	Cash Available in Relation to Claims	Estimated Recovery Value	0.00

	$27,232

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$2,462	$(561)
Foreign Exchange Contracts	66,581	(13,746)
Interest Rate Contracts	11,981	(35,721)

Total	$81,024	$(50,028)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2015.

2	Variable rate security, the stated rate represents the rate in effect at July 31, 2015.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $355,147 or 10% of net assets.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Perpetuity bond, the maturity date represents the next callable date.

7	Step coupon security, the stated rate represents the rate in effect at July 31, 2015.

8	Zero coupon bond.

9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2015. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).

10	At July 31, 2015, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $67,056 or 2% of net assets.

11	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

h	Transferred from Level 2 to Level 3 due to unavailability of observable market data for pricing input.

j	Amount represents Index Value.

w	The net unrealized appreciation/(depreciation) per investment type is as below:

Valuation Description	Unrealized Gain/(Loss) as of 07/31/2015 (000s)
Corporate Bonds & Notes	$(1,119)
Mortgage Pass-Through	(10)
Rights/Warrants	(15)

$(1,144)

x	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms, which is a Level 3 input.

y	Valued by subadviser in accordance with Harbor Funds Valuation Procedures using par value, which is a Level 3 input.

z	Fair valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value, which is a Level 3 input.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments and derivative positions of -35.5%)

ASSET-BACKED SECURITIES—4.3%
Principal Amount (000s)		Value (000s)
	Aegis Asset Backed Securities Trust
	Series 2004-6 Cl. M2
$784	1.191%—03/25/2035[1]	$726
	Countrywide Asset Backed Certificates
	Series 2007-12 Cl. 2A2
191	0.691%—08/25/2047[1]	188
	First Franklin Mortgage Loan Trust
	Series 2005-FFH1 Cl. M2
900	0.711%—06/25/2036[1]	666
	GSAMP Trust
	Series 2004-WF Cl. M2
199	1.841%—10/25/2034[1]	186
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
991	0.531%—05/21/2021[1,2]	974
	JP Morgan Mortgage Acquisition Trust
	Series 2007-CH5 Cl. A4
700	0.351%—05/25/2037[1]	643
	Long Beach Mortgage Loan Trust
	Series 2005-WL2 Cl. M2
500	0.681%—08/25/2035[1]	420
	Magi Funding plc
	Series I-A Cl. A
€10	0.331%—04/11/2021[1,2]	11
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A2
$229	0.431%—06/25/2036[1]	133
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
120	0.261%—10/25/2036[1]	71
	Park Place Securities Inc.
	Series 2004-WWF1 Cl. M2
60	1.211%—12/25/2034[1]	60
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
107	4.034%—06/25/2033[3]	109
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. A1B
366	0.471%—08/25/2035[1]	364
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€1,428	0.246%—12/15/2023[1]	1,517
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
$200	0.471%—05/25/2036[1]	161
	Wood Street CLO BV4
	Series II-A Cl. A1
€51	0.339%—03/29/2021[1,2]	55

TOTAL ASSET-BACKED SECURITIES (Cost $6,599)		6,284

COLLATERALIZED MORTGAGE OBLIGATIONS—7.2%
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-5 Cl. A2
$8	2.260%—08/25/2035[1]	8
	Series 2005-5 Cl. A1
4	2.320%—08/25/2035[1]	4
	Series 2005-2 Cl. A2
2	2.515%—03/25/2035[1]	2
	Series 2005-2 Cl. A1
7	2.680%—03/25/2035[1]	7

		21

	Bear Stearns Alt-A Trust
	Series 2005-5 Cl. 25A1
1,403	4.804%—07/25/2035[5]	1,162
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
558	0.985%—08/25/2035[1,2]	438
	Countrywide Alternative Loan Trust
	Series 2005-79CB Cl. A5
407	5.500%—01/25/2036	365
	Series 2006-19CB Cl. A4
153	6.000%—08/25/2036[1]	143
	Series 2007-5CB Cl. 1A13
167	6.000%—04/25/2037	145
	Series 2007-5CB Cl. 1A4
611	6.000%—04/25/2037	531

		1,184

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
49	2.363%—04/20/2035[1]	48
	DBUBS Mortgage Trust
	Series 2011-LC2A Cl. A2
2,263	3.386%—07/10/2044[2]	2,300
	Deutsche Alt-A Securities Inc.
	Series 2007-OA4 Cl. 1A1B
895	0.321%—08/25/2047[1]	746
	Series 2007-AB1 Cl. A1
620	0.491%—04/25/2037[1]	348

		1,094

	IndyMac IMSC Mortgage Loan Trust
	Series 2007-HOA1 Cl. A11
559	0.371%—07/25/2047[1]	405
	JP Morgan Mortgage Trust
	Series 2005-A3 Cl. 2A1
114	2.560%—06/25/2035[5]	113
	Lavender Trust
	Series 2010-RR2A Cl. A4
1,102	6.250%—10/26/2036[2]	829
	Lehman XS Trust
	Series 2006-12N Cl. A31A
277	0.391%—08/25/2046[1]	213

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
		Marche Mutui Srl
		Series 5 Cl. A
	€26	0.381%—10/27/2065[1]	$29
		Series 4 Cl. A
	60	0.419%—02/25/2055[1]	64
		Series 6 Cl. A1
	122	2.231%—01/27/2064[1]	136

			229

		Morgan Stanley Mortgage Loan Trust
		Series 2006-8AR Cl. 6A1
	$224	2.134%—06/25/2036[5]	219
		RBSSP Resecuritization Trust
		Series 2010-1 Cl. 2A1
	822	2.153%—07/26/2045[1,2]	822
		Residential Accredit Loans Inc.
		Series 2006-QO6 Cl. A1
	118	0.371%—06/25/2046[1]	54
		Series 2006-QS13 Cl. 1A6
	744	6.000%—09/25/2036	604

			658

		Residential Asset Securitization Trust
		Series 2006-R1 Cl. A2
	69	0.591%—01/25/2046[1]	36
		Series 2006-A12 Cl. A3
	664	6.000%—11/25/2036	475
		Series 2006-A12 Cl. A2
	124	6.250%—11/25/2036	91

			602

		Structured Asset Mortgage Investments Inc.
		Series 2006-AR5 Cl. 1A1
	70	0.401%—05/25/2046[1]	55
		Washington Mutual Mortgage Pass Through Certificates
		Series 2003-AR9 Cl. 2A
	34	2.443%—09/25/2033[1]	33

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,466)		10,425

CORPORATE BONDS & NOTES—10.5%
		AT&T Inc.
	100	1.212%—06/30/2020[5]	101
	100	2.450%—06/30/2020	98
	300	3.000%—06/30/2022	291
	400	3.400%—05/15/2025	383
	100	4.500%—05/15/2035	93
	200	4.750%—05/15/2046	185

			1,151

		Banco Popolare SC MTN[6]
	€500	3.500%—03/14/2019	569
		Banco Santander SA
	200	6.250%—09/11/2021[5,7]	218
		Barclays Bank plc
	$200	7.625%—11/21/2022	231
		Barclays plc
	€200	6.500%—12/15/2019[5,7]	224
	200	8.000%—12/15/2020[5,7]	241

			465

		BellSouth Corp.
	$300	4.821%—04/26/2021[2]	308
		Credit Agricole SA
	€300	6.500%—6/23/2021[5,7]	341
		Electricite de France SA
	$800	0.747%—01/20/2017[1,2]	802
	200	1.150%—01/20/2017[2]	200

			1,002

		Ford Motor Credit Co. LLC
	1,100	2.375%—01/16/2018	1,109
		GATX Financial Corp.
	1,000	5.800%—03/01/2016	1,026
		Hellenic Railways Organization SA
	€500	4.028%—03/17/2017	387
		Intesa Sanpaolo SPA MTN[6]
	$400	3.125%—01/15/2016	403
		JP Morgan Chase & Co.
	1,100	2.750%—06/23/2020	1,107
		Navient Corp. MTN[6]
	740	2.050%—05/03/2019[1,8]	700
		Petrobras Global Finance BV
	100	2.643%—03/17/2017[1]	98
	400	5.375%—01/27/2021	373

			471

		Stone Street Trust
	2,400	5.902%—12/15/2015[2]	2,441
		Telefonica Emisiones SAU
	3,000	0.931%—06/23/2017[1]	2,994
		Turkiye Garanti Bankasi AS
	200	2.787%—04/20/2016[1,2]	201

	TOTAL CORPORATE BONDS & NOTES (Cost $15,327)		15,124

FOREIGN GOVERNMENT OBLIGATIONS—14.0%
		Autonomous Community of Catalonia
	€300	4.950%—02/11/2020	354
		Bundesobligation Inflation Linked[8]
	2,988	0.750%—04/15/2018	3,380
		Colombian TES
COL$	958,077	3.000%—03/25/2033[8]	285
		Deutsche Bundesrepublik Inflation Linked Bond[8]
	€584	1.500%—04/15/2016	641
		France Government Bond OAT
	731	0.250%—07/25/2018[8]	827
	340	3.500%—04/25/2020	432

			1,259

		Hellenic Republic Government International Bond MTN[6]
	¥100,000	3.800%—08/08/2017	583
		Italy Buoni Poliennali Del Tesoro
	€664	2.100%—09/15/2021[8]	804
	2,009	2.250%—04/22/2017[8]	2,279
	1,544	2.350%—09/15/2024[2,8]	1,936
	1,009	2.550%—10/22/2016-09/15/2041[8]	1,184

			6,203

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)
		Mexican Bonos
MEX$	3,561	4.750%—06/14/2018	$222
		Mexican Udibonos
	6,415	4.000%—11/08/2046[8]	434
	13,902	4.500%—12/04/2025[8]	986

			1,420

		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[8]	1,115
		Slovenia Government Bond
	€400	4.700%—11/01/2016[2]	464
		Spain Government Inflation Linked Bond[8]
	201	1.000%—11/30/2030[2]	216
		U.K. Gilt Inflation Linked[8]
	£2,452	0.125%—03/22/2024	4,158

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $23,158)		20,300

MORTGAGE PASS-THROUGH—1.1%
		Federal Home Loan Mortgage Corp. REMIC[9]
	$651	0.787%—12/15/2037[1]	657
		Federal National Mortgage Association REMIC[9]
	170	0.541%—07/25/2037[1]	171
	185	0.571%—07/25/2037[1]	186
	167	0.631%—05/25/2036[1]	167
	334	0.871%—02/25/2041[1]	338

			862

	TOTAL MORTGAGE PASS-THROUGH (Cost $1,503)		1,519

PURCHASED OPTIONS—0.1%
No. of Contracts
		Eurodollar Futures
	18	$99.38—12/14/2015	2
		Interest Rate Swap Option
	57,900,000	1.500%—04/11/2016-04/29/2016	48
		Interest Rate Swap Option 1 year
	7,000,000	0.800%—01/19/2016	8
	10,600,000	0.950%—12/15/2015	8
	8,200,000	1.500%—04/06/2016	6

			22

		Interest Rate Swap Option 20 year
	2,100,000	3.070%—10/05/2015	7
		Interest Rate Swap Option 30 year
	1,000,000	2.680%—12/11/2017	125

	TOTAL PURCHASED OPTIONS (Premiums Paid/Cost $254)		204

U.S. GOVERNMENT AGENCIES—0.1%
Principal Amount (000s)			Value (000s)
	(Cost $100)
	U.S. GOVERNMENT AGENCIES
		Federal Home Loan Bank Discount Notes
	$100	0.000%—01/22/2016[10]	100

U.S. GOVERNMENT OBLIGATIONS—98.2%
		U.S. Treasury Bills
	1,068	0.000%—10/08/2015-01/28/2016[10,11]	1,068
		U.S. Treasury Bonds
	1,020	2.500%—02/15/2045	930
	2,520	3.000%—11/15/2044-05/15/2045	2,555

			3,485

		U.S. Treasury Inflation Indexed Bonds[8]
	1,361	0.125%—04/15/2017[11]	1,367
	3,570	0.125%—04/15/2019-01/15/2023	3,559
	1,004	0.250%—01/15/2025	983
	4,860	0.375%—07/15/2023-07/15/2025	4,841
	28,445	0.625%—07/15/2021-02/15/2043	29,164
	5,163	0.750%—02/15/2042-02/15/2045	4,795
	7,632	1.250%—07/15/2020	8,090
	10,773	1.375%—02/15/2044	11,647
	11,692	1.875%—07/15/2019	12,617
	1,366	2.000%—01/15/2026	1,567
	1,162	2.125%—01/15/2019-02/15/2040	1,262
	217	2.125%—02/15/2041[11]	272
	45,774	2.375%—01/15/2025-01/15/2027	54,007
	318	2.500%—07/15/2016	326
	279	3.625%—04/15/2028	381

			134,878

		U.S. Treasury Notes
	2,800	2.125%—05/15/2025	2,781

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $142,451)		142,212

SHORT-TERM INVESTMENTS—0.4%
	(Cost $524)
	REPURCHASE AGREEMENTS
	524	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by Federal Home Loan Bank Bonds (market value $538)	524

	TOTAL INVESTMENTS—135.9% (Cost $200,382)		196,692

	CASH AND OTHER ASSETS, LESS LIABILITIES—(35.9)%		(51,931)

	TOTAL NET ASSETS—100.0%		$144,761

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2015

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BTP Futures (Sell)	3	€300	09/08/2015	$(2)
Eurodollar Futures-CME 90 day (Buy)	78	$19,500	06/19/2017	99
Eurodollar Futures-CME 90 day (Sell)	82	20,500	12/14/2015	(15)
Eurodollar Futures-CME 90 day (Sell)	31	7,750	03/14/2016	(34)
Eurodollar Futures-CME 90 day (Sell)	36	9,000	12/19/2016	(20)
Eurodollar Futures-CME 90 day (Sell)	57	14,250	03/13/2017	(29)
U.S. Treasury Bond Futures 30 year (Sell)	30	3,000	09/21/2015	(124)
U.S. Treasury Note Futures 5 year (Sell)	19	1,900	09/30/2015	(18)
U.S. Treasury Note Futures 10 year (Sell)	8	800	09/21/2015	—
Ultra U.S. Treasury Bond Futures 30 year (Buy)	4	400	09/21/2015	11

Total Futures Contracts				$(132)

WRITTEN OPTIONS OPEN AT JULY 31, 2015

WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN

Description	Counterparty	Number of Contracts	Strike Index/Rate/Price		Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 1 year (Call)	Deutsche Bank AG	400,000	243.20	[j]	06/01/2016	—	—
Inflation-Linked Swap Option 4 year (Put)	Deutsche Bank AG	600,000	233.55	[j]	01/22/2018	6	(3)
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,700,000	234.81	[j]	03/24/2020	19	(18)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	3,600,000	216.69	[j]	04/07/2020	32	(3)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	500,000	217.97	[j]	09/29/2020	6	—
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	4,000,000	243.27	[j]	04/22/2024	29	(10)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	300,000	244.17	[j]	05/16/2024	2	(1)
Inflation-Linked Swap Option 20 year (Call)	Goldman Sachs Bank USA	500,000	120.72	[j]	06/22/2035	23	(13)
Credit Default Option 5 year (Put)	Barclays Bank plc	700,000	1.000%		09/16/2015	2	—
Credit Default Option 5 year (Put)	Barclays Bank plc	300,000	1.000		08/19/2015	1	—
Credit Default Option 5 year (Put)	BNP Paribas SA	400,000	1.000		08/19/2015	1	—
Credit Default Option 5 year (Put)	Credit Suisse International	300,000	1.000		08/19/2015	1	—
Credit Default Option 5 year (Put)	Goldman Sachs International	4,700,000	1.000		09/16/2015	7	(2)
Credit Default Option 5 year (Put)	Goldman Sachs International	400,000	1.000		08/19/2015	1	—
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	7,000,000	0.520		01/19/2016	4	(2)
Interest Rate Swap Option 1 year (Call)	Morgan Stanley Capital Services LLC	7,000,000	0.660		01/19/2016	7	(4)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	2,800,000	2.100		10/01/2015	8	(4)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	8,400,000	2.000		10/01/2015	33	(19)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,200,000	2.500		12/11/2017	140	(113)
Interest Rate Swap Option 5 year 5 year (Call)	Deutsche Bank AG	1,900,000	2.800		10/23/2015	5	(8)
Interest Rate Swap Option 5 year 5 year (Call)	JP Morgan Chase Bank NA	2,500,000	2.910		09/14/2015	8	(9)
Interest Rate Swap Option 5 year 5 year (Call)	Morgan Stanley Capital Services LLC	4,000,000	2.910		09/14/2015	16	(17)
Interest Rate Swap Option 10 year (Put)	BNP Paribas SA	600,000	2.750		10/05/2015	3	(1)
Interest Rate Swap Option 10 year (Call)	Deutsche Bank AG	1,100,000	2.350		09/30/2015	7	(14)
Interest Rate Swap Option 10 year (Put)	Deutsche Bank AG	1,100,000	2.850		09/30/2015	9	(1)
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	500,000	1.750		08/20/2015	4	(1)
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	400,000	2.350		09/30/2015	2	(5)
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Bank USA	500,000	2.400		08/20/2015	4	—
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Bank USA	400,000	2.850		09/30/2015	4	—
Interest Rate Swap Option 10 year (Call)	JP Morgan Chase Bank NA	600,000	1.900		09/09/2015	6	(4)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	1,200,000	2.750		10/05/2015	7	(2)
Interest Rate Swap Option 30 year (Put)	BNP Paribas SA	300,000	3.120		10/05/2015	4	(2)
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	500,000	3.120		10/05/2015	8	(3)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	1,300,000	$4.00		03/17/2016	55	(37)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	157,000	3.55		08/27/2015	1	(2)
U.S. Treasury Note Futures 10 year (Call)	CME Group	9	127.00		08/21/2015	6	(8)
U.S. Treasury Note Futures 10 year (Put)	CME Group	9	124.00		08/21/2015	7	—

Total Written Options Not Settled Through Variation Margin						478	$(306)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2015

Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Goldman Sachs Bank USA	$156	$164	08/04/2015	$8
Brazilian Real (Buy)	BNP Paribas SA	684	747	08/04/2015	(63)
Brazilian Real (Buy)	Deutsche Bank AG	880	956	08/04/2015	(76)
Brazilian Real (Buy)	Goldman Sachs Bank USA	1,564	1,580	08/04/2015	(16)
Brazilian Real (Buy)	Goldman Sachs Bank USA	1,547	1,643	09/02/2015	(96)
Brazilian Real (Buy)	JP Morgan Chase Bank	38	38	08/04/2015	—
Brazilian Real (Sell)	BNP Paribas SA	683	690	08/04/2015	7
Brazilian Real (Sell)	Deutsche Bank AG	880	889	08/04/2015	9
Brazilian Real (Sell)	Goldman Sachs Bank USA	1,564	1,660	08/04/2015	96
Brazilian Real (Sell)	JP Morgan Chase Bank	37	38	08/04/2015	1
Brazilian Real (Sell)	JP Morgan Chase Bank	1,493	1,690	04/04/2016	197
British Pound Sterling (Buy)	HSBC Bank USA	4,538	4,533	08/04/2015	5
British Pound Sterling (Sell)	HSBC Bank USA	4,538	4,532	09/02/2015	(6)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	4,538	4,573	08/04/2015	35
Colombian Peso (Sell)	BNP Paribas SA	279	289	09/22/2015	10
Euro Currency (Buy)	Citibank NA	1,828	1,837	09/02/2015	(9)
Euro Currency (Buy)	Goldman Sachs Bank USA	2,900	2,869	08/04/2015	31
Euro Currency (Buy)	HSBC Bank USA	1,939	1,969	08/04/2015	(30)
Euro Currency (Buy)	JP Morgan Chase Bank NA	806	804	08/04/2015	2
Euro Currency (Sell)	Citibank NA	1,827	1,836	08/04/2015	9
Euro Currency (Sell)	Credit Suisse International	21,948	22,294	08/12/2015	346
Euro Currency (Sell)	Deutsche Bank AG	245	247	08/04/2015	2
Euro Currency (Sell)	Goldman Sachs Bank USA	1,791	1,821	08/04/2015	30
Euro Currency (Sell)	JP Morgan Chase Bank NA	898	904	08/04/2015	6
Euro Currency (Sell)	UBS AG	884	902	08/04/2015	18
Indian Rupee (Buy)	Goldman Sachs Bank USA	1,310	1,300	08/24/2015	10
Indian Rupee (Buy)	JP Morgan Chase Bank	1,628	1,649	10/20/2015	(21)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	1,681	1,685	08/04/2015	(4)
Japanese Yen (Sell)	BNP Paribas SA	1,682	1,682	08/04/2015	—
Japanese Yen (Sell)	JP Morgan Chase Bank NA	1,682	1,686	09/02/2015	4
Mexican Peso (Buy)	Citibank NA	1,792	1,835	09/30/2015	(43)
Mexican Peso (Sell)	UBS AG	3,582	3,652	09/30/2015	70
New Zealand Dollar (Sell)	Goldman Sachs Bank USA	953	975	08/04/2015	22
Polish Zloty (Buy)	UBS AG	129	127	10/21/2015	2
South African Rand (Sell)	Deutsche Bank AG	217	221	10/21/2015	4
South Korean Won (Sell)	HSBC Bank USA	355	366	10/20/2015	11

Total Forward Currency Contracts					$571

SWAP AGREEMENTS OPEN AT JULY 31, 2015

CENTRALLY CLEARED SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	0.750%	09/16/2025	€4,700	$187
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.250	09/16/2045	220	(22)
CME Group	EUR-EURIBOR-Act/360-Bloomberg 6-Month	Pay	1.500	03/16/2046	200	(42)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.000	09/16/2025	£4,200	(18)
CME Group	British Bankers’ Association LIBOR GBP 6-Month	Pay	2.000	09/16/2045	2,130	62
CME Group	British Bankers’ Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023	¥40,000	—
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.300	05/06/2017	$9,300	(19)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	1.500	12/16/2017	1,000	(1)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	1,300	12
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.500	12/16/2025	6,800	(151)
CME Group	British Bankers’ Association LIBOR USD 3-Month	Pay	2.750	12/16/2045	5,800	(281)

Interest Rate Swaps						$(273)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CENTRALLY CLEARED SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Dow Jones CDX North America High Yield Index Series 24	Buy	5.000%	06/20/2020	3.405%	$34	$31	$495	$3
ICE Group	Dow Jones CDX North America Investment Grade Index Series 23	Buy	1.000	12/20/2019	0.632	(31)	(38)	2,100	7
ICE Group	Dow Jones CDX North America Investment Grade Index Series 24	Buy	1.000	06/20/2020	0.635	10	10	700	—

Credit Default Swaps									$10

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	French Consumer Price Index Ex Tobacco Index	Pay	1.625%	06/18/2025	€100	$2
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	£300	6
BNP Paribas SA	UK Retail Prices Index All Items NSA	Pay	3.550	12/11/2044	100	8
Citibank NA	UK Retail Prices Index All Items NSA	Pay	3.190	04/15/2030	400	(8)
Citibank NA	UK Retail Prices Index All Items NSA	Pay	3.350	05/15/2030	200	3
Citibank NA	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044	200	19
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.353	05/15/2030	100	2
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.528	09/23/2044	200	18
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044	300	14
Credit Suisse International	UK Retail Prices Index All Items NSA	Pay	3.550	11/15/2044	100	9
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.140	01/14/2030	950	(17)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	200	4
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	3.358	04/15/2035	200	(3)
JP Morgan Chase Bank NA	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	200	5
JP Morgan Chase Bank NA	UK Retail Prices Index All Items NSA	Pay	3.528	09/23/2044	200	16
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.320	05/15/2030	400	4
Morgan Stanley Capital Services LLC	UK Retail Prices Index All Items NSA	Pay	3.500	10/15/2044	200	14
Barclays Bank plc	US Consumer Price Index Urban Consumers NSA	Receive	1.908	04/15/2017	$2,700	(93)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016	200	(5)
BNP Paribas SA	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	17,000	(991)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.860	11/05/2016	2,700	(75)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.825	11/29/2016	2,300	(60)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	1.845	11/29/2016	1,900	(52)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.360	01/28/2017	1,900	(101)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.173	11/01/2018	2,000	(95)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Receive	2.500	07/15/2022	300	(36)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.415	02/12/2017	2,000	(109)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Receive	2.175	10/01/2018	1,100	(51)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.935	10/23/2016	3,200	(105)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	1.930	10/31/2016	3,700	(111)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Receive	2.250	07/15/2017	2,500	(151)
UBS AG Stamford	US Consumer Price Index Urban Consumers NSA	Pay	2.063	05/12/2025	100	1

Interest Rate Swaps						$(1,938)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value[e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	Gatx Corp. 5.800% due 03/01/2016	Buy	1.070%	03/20/2016	0.324%	$(7)	$—	$1,000	$(7)
Goldman Sachs International	JSC GAZPROM	Sell	1.000	03/20/2016	3.767	(3)	(16)	200	13
JP Morgan Chase Bank NA	JSC GAZPROM	Sell	1.000	03/20/2016	3.767	(1)	(8)	100	7
Morgan Stanley Capital Services LLC	JSC GAZPROM	Sell	1.000	03/20/2016	3.767	(1)	(8)	100	7
Barclays Bank plc	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.932	2	(5)	300	7
BNP Paribas SA	Republic of Italy 6.880% due 09/27/2023	Sell	1.000	03/20/2019	0.932	4	(10)	600	14
Goldman Sachs International	Sberbank	Sell	1.000	03/20/2016	4.447	(2)	(6)	100	4

Credit Default Swaps									$45

Total Swaps									$(2,156)

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of July 31, 2015 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$6,284	$—	$6,284
Collateralized Mortgage Obligations	—	10,425	—	10,425
Corporate Bonds & Notes	—	15,124	—	15,124
Foreign Government Obligations	—	20,300	—	20,300
Mortgage Pass-Through	—	1,519	—	1,519
Purchased Options	2	202	—	204
U.S. Government Agencies	—	100	—	100
U.S. Government Obligations	—	142,212	—	142,212
Short-Term Investments
Repurchase Agreements	—	524	—	524

Total Investments in Securities	$2	$196,690	$—	$196,692

Financial Derivative Instruments—Assets
Forward Currency Contracts	$—	$935	$—	$935
Futures Contracts	110	—	—	110
Swap Agreements	—	448	—	448

Total Financial Derivative Instruments—Assets	$110	$1,383	$—	$1,493

Liability Category
Financial Derivative Instruments—Liabilities
Forward Currency Contracts	$—	$(364)	$—	$(364)
Futures Contracts	(242)	—	—	(242)
Swap Agreements	—	(2,604)	—	(2,604)
Written Options	(8)	(298)	—	(306)

Total Financial Derivative Instruments—Liabilities	$(250)	$(3,266)	$—	$(3,516)

Total Investments	$(138)	$194,807	$—	$194,669

There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2015.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$62	$(9)
Foreign Exchange Contracts	935	(403)
Interest Rate Contracts	700	(3,104)

Total	$1,697	$(3,516)

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2015.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2015, the aggregate value of these securities was $11,997 or 8% of net assets.

3	Step coupon security, the stated rate represents the rate in effect at July 31, 2015.

4	CLO after the name of a security stands for Collateralized Loan Obligations.

5	Variable rate security, the stated rate represents the rate in effect at July 31, 2015.

6	MTN after the name of a security stands for Medium Term Note.

7	Perpetuity bond, the maturity date represents the next callable date.

8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

9	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

10	Zero coupon bond.

11	At July 31, 2015, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $1,454 or 1% of net assets.

b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

j	Amount represents Index Value.

£	British Pound.

COL$	Colombian Peso.

€	Euro.

¥	Japanese Yen.

MEX$	Mexican Peso.

NZD$	New Zealand Dollar.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of 0.1%)

GOVERNMENT AGENCY DEBT—84.4%
Principal Amount (000s)		Value (000s)
	Federal Home Loan Bank Discount Notes
$3,200	0.057%—08/14/2015	$3,200
15,560	0.060%—08/06/2015-08/28/2015	15,559
10,000	0.065%—09/16/2015	9,999
8,853	0.067%—09/02/2015	8,853
10,100	0.070%—08/05/2015	10,100
11,100	0.071%—09/11/2015	11,099
14,700	0.072%—08/07/2015-09/25/2015	14,699
8,000	0.075%—09/15/2015-09/17/2015	7,999
14,000	0.079%—08/12/2015	14,000
14,700	0.083%—08/21/2015	14,699
7,200	0.090%—10/07/2015	7,199
11,000	0.101%—08/19/2015	10,999
10,635	0.111%—09/04/2015	10,634

		139,039

	Federal Home Loan Mortgage Corp. Discount Notes
6,000	0.050%—08/24/2015	6,000

TOTAL GOVERNMENT AGENCY DEBT (Cost $145,039)		145,039

TREASURY DEBT—15.5%
Principal Amount (000s)		Value (000s)
	U.S. Treasury Bills
11,300	0.023%—08/20/2015	11,300
8,000	0.024%—08/13/2015	8,000
1,500	0.033%—09/10/2015	1,500
5,800	0.052%—08/27/2015	5,800

TOTAL TREASURY DEBT (Cost $26,600)		26,600

REPURCHASE AGREEMENTS—0.0%
(Cost $115)
115	Repurchase Agreement with State Street Corp. dated July 31, 2015 due August 03, 2015 at 0.000% collateralized by U.S. Treasury Notes (market value $121)	115

TOTAL INVESTMENTS—99.9% (Cost $171,754)[1]		171,754

CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		102

TOTAL NET ASSETS—100.0%		$171,856

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts and centrally cleared swap agreements) that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by each Fund other than Harbor Money Market Fund are also generally valued at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.

When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.

When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. Fair value pricing is inherently subjective and reflects good faith judgments based on available information. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Loan Participations and Assignments

Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund and Harbor Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Harbor High-Yield Bond Fund has also entered into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments.

Harbor High-Yield Bond Fund may also receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower.

As of July 31, 2015, there were no unfunded loan commitments.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Forward Commitments and When-Issued Securities

During the period, Harbor Bond Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.

Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.

Sale-Buybacks

A “sale-buyback” transaction consists of a sale of a security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.

The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.

The average amount of borrowings outstanding during the period ended July 31, 2015 was $157,101 at a weighted average interest rate of 0.117% for Harbor Bond Fund and $49,880 at a weighted average interest rate of 0.246% for Harbor Real Return Fund.

Short Sales

During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.

When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Swap Agreements

A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.

A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.

Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned, and the value of interest rate swaps held.

Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; such Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2015 for Harbor Bond Fund and Harbor Real Return Fund was $223,037 and $1,400, respectively.

Forward Currency Contracts

A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Bond Fund and Harbor Real Return Fund

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.

Foreign Currency Spot Contracts

A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.

The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Foreign Currency Translations

Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.

Master Netting Arrangements

As described in further detail below, the Funds may enter into certain Master Netting Agreements that govern the terms of certain transactions. Master Netting Agreements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Agreements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Agreements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.

For the period ended July 31, 2015, the following Master Netting Agreements have been entered into by one or more of the Funds:

Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties. As of July 31, 2015, Harbor Convertible Securities Fund, Harbor High Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of July 31, 2015, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties. As of July 31, 2015, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Transfers and Servicing (“ASU 2014-11”) which expands secured borrowing accounting for certain repurchase agreements. ASU 2014-14 will also require additional disclosures for certain transactions accounted for as sales, in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. ASU 2014-14 will become effective for interim or annual periods beginning after December 15, 2014. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”) which removes the requirement to make certain fair value disclosures for investments that are eligible to be measured at fair value using the net asset value per share. ASU 2015-07 becomes effective for interim or annual periods beginning after December 15, 2015. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

Money Market Fund Reform

The Securities and Exchange Commission recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating net asset value rounded to the fourth decimal place. “Government money market funds,” which are money market funds that limit their investments to cash, U.S. Government Securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect Harbor Money Market Fund’s investment strategies, operations and/or return potential. At this time, management is evaluating the potential impact of these changes which have a phase in compliance period ranging from July 2015 through October 2016.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at July 31, 2015 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Convertible Securities Fund	$383,354	$17,774	$(12,093)	$5,681
Harbor High-Yield Bond Fund	1,737,081	27,912	(60,225)	(32,313)
Harbor Bond Fund	4,312,809	106,335	(70,655)	35,680
Harbor Real Return Fund*	200,382	1,044	(4,734)	(3,690)
Harbor Money Market Fund	171,754	—	—	—

*	Capital loss carryforwards are available that may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary & AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.FI.0715

Quarterly Schedule of Portfolio Holdings

July 31, 2015

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement 2055 Fund	HATRX	HATAX	HATTX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—20.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—11.5%
5,905	Harbor Capital Appreciation Fund	$391
18,755	Harbor Mid Cap Growth Fund	200
11,689	Harbor Small Cap Growth Fund	178
37,281	Harbor Large Cap Value Fund	459
14,147	Harbor Mid Cap Value Fund	297
8,040	Harbor Small Cap Value Fund	217

		1,742

HARBOR INTERNATIONAL EQUITY FUNDS—8.6%
9,657	Harbor International Fund	672
35,936	Harbor International Growth Fund	471
7,284	Harbor Global Growth Fund	165

		1,308

TOTAL HARBOR EQUITY FUNDS (Cost $2,716)		3,050

HARBOR FIXED INCOME FUNDS—69.9%

Shares		Value (000s)

90,542	Harbor Unconstrained Bond Fund	$939
161,275	Harbor High-Yield Bond Fund	1,661
466,927	Harbor Bond Fund	5,669
252,625	Harbor Real Return Fund	2,354

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,097)		10,623

SHORT-TERM INVESTMENTS—10.0%
(Cost $1,512)
1,512,368	Harbor Money Market Fund	1,512

TOTAL INVESTMENTS—100.0% (Cost $15,325)		15,185

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,185

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—27.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—15.9%
5,083	Harbor Capital Appreciation Fund	$337
16,280	Harbor Mid Cap Growth Fund	174
10,198	Harbor Small Cap Growth Fund	155
32,547	Harbor Large Cap Value Fund	401
12,432	Harbor Mid Cap Value Fund	261
7,105	Harbor Small Cap Value Fund	191

		1,519

HARBOR INTERNATIONAL EQUITY FUNDS—12.0%
8,435	Harbor International Fund	587
31,311	Harbor International Growth Fund	410
6,334	Harbor Global Growth Fund	143

		1,140

TOTAL HARBOR EQUITY FUNDS (Cost $2,512)		2,659

HARBOR COMMODITY FUNDS—1.6%
(Cost $193)
36,198	Harbor Commodity Real Return Strategy Fund	149

HARBOR FIXED INCOME FUNDS—62.9%

Shares		Value (000s)

56,901	Harbor Unconstrained Bond Fund	$590
114,975	Harbor High-Yield Bond Fund	1,184
258,855	Harbor Bond Fund	3,143
116,885	Harbor Real Return Fund	1,089

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,210)		6,006

SHORT-TERM INVESTMENTS—7.6%
(Cost $726)
725,617	Harbor Money Market Fund	726

TOTAL INVESTMENTS—100.0% (Cost $9,641)		9,540

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$9,540

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—33.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—19.3%
18,762	Harbor Capital Appreciation Fund	$1,244
60,705	Harbor Mid Cap Growth Fund	647
37,807	Harbor Small Cap Growth Fund	575
120,497	Harbor Large Cap Value Fund	1,485
46,034	Harbor Mid Cap Value Fund	965
26,228	Harbor Small Cap Value Fund	707

		5,623

HARBOR INTERNATIONAL EQUITY FUNDS—14.5%
31,059	Harbor International Fund	2,161
115,433	Harbor International Growth Fund	1,513
23,319	Harbor Global Growth Fund	527

		4,201

TOTAL HARBOR EQUITY FUNDS (Cost $8,540)		9,824

HARBOR COMMODITY FUNDS—2.7%
(Cost $1,108)
191,774	Harbor Commodity Real Return Strategy Fund	786

HARBOR FIXED INCOME FUNDS—62.1%

Shares		Value (000s)

173,585	Harbor Unconstrained Bond Fund	$1,800
105,812	Harbor Convertible Securities Fund	1,156
427,205	Harbor High-Yield Bond Fund	4,400
665,328	Harbor Bond Fund	8,077
279,716	Harbor Real Return Fund	2,607

TOTAL HARBOR FIXED INCOME FUNDS (Cost $18,734)		18,040

SHORT-TERM INVESTMENTS—1.4%
(Cost $409)
408,592	Harbor Money Market Fund	409

TOTAL INVESTMENTS—100.0% (Cost $28,791)		29,059

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$29,059

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—39.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—22.2%
8,821	Harbor Capital Appreciation Fund	$585
28,200	Harbor Mid Cap Growth Fund	301
17,755	Harbor Small Cap Growth Fund	270
56,209	Harbor Large Cap Value Fund	692
21,472	Harbor Mid Cap Value Fund	450
12,313	Harbor Small Cap Value Fund	332

		2,630

HARBOR INTERNATIONAL EQUITY FUNDS—16.8%
14,696	Harbor International Fund	1,022
54,467	Harbor International Growth Fund	714
10,960	Harbor Global Growth Fund	248

		1,984

TOTAL HARBOR EQUITY FUNDS (Cost $4,189)		4,614

HARBOR COMMODITY FUNDS—3.8%
(Cost $600)
108,540	Harbor Commodity Real Return Strategy Fund	445

HARBOR FIXED INCOME FUNDS—57.2%

Shares		Value (000s)

65,225	Harbor Unconstrained Bond Fund	$676
49,617	Harbor Convertible Securities Fund	542
184,757	Harbor High-Yield Bond Fund	1,903
236,052	Harbor Bond Fund	2,866
84,632	Harbor Real Return Fund	789

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,951)		6,776

TOTAL INVESTMENTS—100.0% (Cost $11,740)		11,835

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$11,835

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—48.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—27.4%
24,180	Harbor Capital Appreciation Fund	$1,603
77,519	Harbor Mid Cap Growth Fund	826
48,602	Harbor Small Cap Growth Fund	739
155,021	Harbor Large Cap Value Fund	1,910
59,179	Harbor Mid Cap Value Fund	1,241
33,879	Harbor Small Cap Value Fund	913

		7,232

HARBOR INTERNATIONAL EQUITY FUNDS—20.6%
40,168	Harbor International Fund	2,795
149,054	Harbor International Growth Fund	1,954
30,137	Harbor Global Growth Fund	681

		5,430

TOTAL HARBOR EQUITY FUNDS (Cost $10,483)		12,662

HARBOR COMMODITY FUNDS—4.7%
(Cost $1,771)
302,842	Harbor Commodity Real Return Strategy Fund	1,242

HARBOR FIXED INCOME FUNDS—47.3%

Shares		Value (000s)

120,019	Harbor Unconstrained Bond Fund	$1,244
91,564	Harbor Convertible Securities Fund	1,000
372,734	Harbor High-Yield Bond Fund	3,839
445,108	Harbor Bond Fund	5,404
108,726	Harbor Real Return Fund	1,013

TOTAL HARBOR FIXED INCOME FUNDS (Cost $12,874)		12,500

TOTAL INVESTMENTS—100.0% (Cost $25,128)		26,404

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$26,404

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—57.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—33.2%
10,635	Harbor Capital Appreciation Fund	$705
34,424	Harbor Mid Cap Growth Fund	367
21,436	Harbor Small Cap Growth Fund	326
68,328	Harbor Large Cap Value Fund	842
26,125	Harbor Mid Cap Value Fund	548
14,886	Harbor Small Cap Value Fund	401

		3,189

HARBOR INTERNATIONAL EQUITY FUNDS—24.7%
17,587	Harbor International Fund	1,223
65,410	Harbor International Growth Fund	858
13,227	Harbor Global Growth Fund	299

		2,380

TOTAL HARBOR EQUITY FUNDS (Cost $5,254)		5,569

HARBOR COMMODITY FUNDS—4.8%
(Cost $617)
113,259	Harbor Commodity Real Return Strategy Fund	464

HARBOR FIXED INCOME FUNDS—37.3%

Shares		Value (000s)

34,399	Harbor Unconstrained Bond Fund	$357
6,381	Harbor Convertible Securities Fund	70
118,337	Harbor High-Yield Bond Fund	1,219
145,783	Harbor Bond Fund	1,770
17,963	Harbor Real Return Fund	167

TOTAL HARBOR FIXED INCOME FUNDS (Cost $3,665)		3,583

TOTAL INVESTMENTS—100.0% (Cost $9,536)		9,616

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$9,616

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—68.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—38.8%
26,325	Harbor Capital Appreciation Fund	$1,745
84,086	Harbor Mid Cap Growth Fund	896
53,181	Harbor Small Cap Growth Fund	809
167,714	Harbor Large Cap Value Fund	2,066
64,097	Harbor Mid Cap Value Fund	1,344
36,760	Harbor Small Cap Value Fund	991

		7,851

HARBOR INTERNATIONAL EQUITY FUNDS—29.2%
43,903	Harbor International Fund	3,054
162,605	Harbor International Growth Fund	2,132
32,673	Harbor Global Growth Fund	739

		5,925

TOTAL HARBOR EQUITY FUNDS (Cost $11,244)		13,776

HARBOR COMMODITY FUNDS—4.2%
(Cost $1,197)
206,322	Harbor Commodity Real Return Strategy Fund	846

HARBOR FIXED INCOME FUNDS—27.8%

Shares		Value (000s)

54,230	Harbor Unconstrained Bond Fund	$562
191,272	Harbor High-Yield Bond Fund	1,970
235,806	Harbor Bond Fund	2,863
24,973	Harbor Real Return Fund	233

TOTAL HARBOR FIXED INCOME FUNDS (Cost $5,794)		5,628

TOTAL INVESTMENTS—100.0% (Cost $18,235)		20,250

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$20,250

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—78.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—44.6%
7,790	Harbor Capital Appreciation Fund	$516
25,149	Harbor Mid Cap Growth Fund	268
15,711	Harbor Small Cap Growth Fund	239
50,050	Harbor Large Cap Value Fund	617
19,101	Harbor Mid Cap Value Fund	401
10,912	Harbor Small Cap Value Fund	294

		2,335

HARBOR INTERNATIONAL EQUITY FUNDS—33.4%
12,951	Harbor International Fund	901
48,029	Harbor International Growth Fund	629
9,685	Harbor Global Growth Fund	219

		1,749

TOTAL HARBOR EQUITY FUNDS (Cost $3,659)		4,084

HARBOR COMMODITY FUNDS—3.9%
(Cost $274)
50,128	Harbor Commodity Real Return Strategy Fund	206

HARBOR FIXED INCOME FUNDS—18.1%

Shares		Value (000s)

9,095	Harbor Unconstrained Bond Fund	$94
35,402	Harbor High-Yield Bond Fund	365
39,340	Harbor Bond Fund	478
1,233	Harbor Real Return Fund	11

TOTAL HARBOR FIXED INCOME FUNDS (Cost $969)		948

TOTAL INVESTMENTS—100.0% (Cost $4,902)		5,238

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$5,238

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—88.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—50.3%
35,328	Harbor Capital Appreciation Fund	$2,341
113,719	Harbor Mid Cap Growth Fund	1,212
71,560	Harbor Small Cap Growth Fund	1,088
226,430	Harbor Large Cap Value Fund	2,790
86,056	Harbor Mid Cap Value Fund	1,805
49,563	Harbor Small Cap Value Fund	1,336

		10,572

HARBOR INTERNATIONAL EQUITY FUNDS—37.8%
58,904	Harbor International Fund	4,098
218,251	Harbor International Growth Fund	2,862
44,019	Harbor Global Growth Fund	995

		7,955

TOTAL HARBOR EQUITY FUNDS (Cost $15,412)		18,527

HARBOR COMMODITY FUNDS—3.1%
(Cost $920)
162,229	Harbor Commodity Real Return Strategy Fund	665

HARBOR FIXED INCOME FUNDS—8.8%

Shares		Value (000s)

17,770	Harbor Unconstrained Bond Fund	$184
71,741	Harbor High-Yield Bond Fund	739
75,981	Harbor Bond Fund	923

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,887)		1,846

TOTAL INVESTMENTS—100.0% (Cost $18,219)		21,038

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$21,038

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2055 Fund†

PORTFOLIO OF INVESTMENTS—July 31, 2015 (Unaudited)

HARBOR EQUITY FUNDS—89.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—51.2%
1,008	Harbor Capital Appreciation Fund	$67
3,214	Harbor Mid Cap Growth Fund	34
2,027	Harbor Small Cap Growth Fund	31
6,437	Harbor Large Cap Value Fund	79
2,452	Harbor Mid Cap Value Fund	51
1,406	Harbor Small Cap Value Fund	38

		300

HARBOR INTERNATIONAL EQUITY FUNDS—38.7%
1,680	Harbor International Fund	117
6,220	Harbor International Growth Fund	82
1,250	Harbor Global Growth Fund	28

		227

TOTAL HARBOR EQUITY FUNDS (Cost $514)		527

HARBOR COMMODITY FUNDS—3.1%
(Cost $19)
4,271	Harbor Commodity Real Return Strategy Fund	18

HARBOR FIXED INCOME FUNDS—7.0%

Shares		Value (000s)

395	Harbor Unconstrained Bond Fund	$4
1,592	Harbor High-Yield Bond Fund	16
1,688	Harbor Bond Fund	21

TOTAL HARBOR FIXED INCOME FUNDS (Cost $42)		41

TOTAL INVESTMENTS—100.0% (Cost $575)		586

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$586

FAIR VALUE MEASUREMENTS

All holdings at July 31, 2015 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2014 or July 31, 2015, and no transfers between levels during the period.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2055 Fund is investing in Institutional Class shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—July 31, 2015 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 28 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.

Security Valuation

The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Funds’ own assumptions.

Transfers between Levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Level 1, Level 2 or Level 3, transfers between Levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

Related Parties

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2015, each Fund held less than 10% of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 22% of Harbor Unconstrained Bond Fund.

New Accounting Pronouncement

In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”) which removes the requirement to make certain fair value disclosures for investments that are eligible to be measured at fair value using the net asset value per share. ASU 2015-07 becomes effective for interim or annual periods beginning after December 15, 2015. Management is evaluating the implications of this pronouncement and the impact it will have on the financial statement disclosures.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2015 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$15,325	$333	$(473)	$(140)
Harbor Target Retirement 2015 Fund	9,641	148	(249)	(101)
Harbor Target Retirement 2020 Fund	28,791	1,323	(1,055)	268
Harbor Target Retirement 2025 Fund	11,740	443	(348)	95
Harbor Target Retirement 2030 Fund	25,128	2,213	(937)	1,276
Harbor Target Retirement 2035 Fund	9,536	317	(237)	80
Harbor Target Retirement 2040 Fund	18,235	2,532	(517)	2,015
Harbor Target Retirement 2045 Fund	4,902	425	(89)	336
Harbor Target Retirement 2050 Fund	18,219	3,115	(296)	2,819
Harbor Target Retirement 2055 Fund	575	13	(2)	11

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Scott M. Amero

Trustee

Raymond J. Ball

Trustee

Donna J. Dean

Trustee

Randall A. Hack

Trustee

Robert Kasdin

Trustee

Rodger F. Smith

Trustee

Ann M. Spruill

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President, Secretary &

AML Compliance Officer

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

John M. Paral

Assistant Treasurer

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

FD.NQ.TR.0715

ITEM 2 – CONTROLS AND PROCEDURES

(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 28th day of September, 2015 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser - Chairman, President and
Trustee (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser	Chairman, President and Trustee	September 28, 2015
	David G. Van Hooser	(Principal Executive Officer)

By:	/s/ Anmarie S. Kolinski	Treasurer (Principal Financial	September 28, 2015
	Anmarie S. Kolinski	and Accounting Officer)